                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

Investment Company Act file number 811-07755

                          Nuveen Multistate Trust II
              (Exact name of registrant as specified in charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of principal executive offices) (Zip code)

   Jessica R. Droeger--Vice President and Secretary, 333 West Wacker Drive,
                            Chicago, Illinois 60606
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 312-917-7700

Date of fiscal year end: February 28

Date of reporting period: May 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA MUNICIPAL BOND FUND
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 3.5%

 $     3,500 California County Tobacco Securitization Agency, Tobacco      6/12 at 100.00        Baa3 $     3,606,295
              Settlement Asset-Backed Bonds, Alameda County Tobacco
              Asset Securitization Corporation, Series 2002, 5.750%,
              6/01/29

         655 California County Tobacco Securitization Agency, Tobacco      6/15 at 100.00         BBB         633,457
              Settlement Asset-Backed Bonds, Sonoma County Tobacco
              Securitization Corporation, Series 2005, 4.250%, 6/01/21

       5,000 Golden State Tobacco Securitization Corporation,              6/13 at 100.00         BBB       5,415,950
              California, Tobacco Settlement Asset-Backed Bonds, Series
              2003A-1, 6.250%, 6/01/33
---------------------------------------------------------------------------------------------------------------------
       9,155 Total Consumer Staples                                                                         9,655,702
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 3.1%

         150 California Educational Facilities Authority, Revenue Bonds,  10/35 at 100.00          A3         150,935
              University of Redlands, Series 2005A, 5.000%, 10/01/35

             California Educational Facilities Authority, Revenue Bonds,
             University of the Pacific, Series 2006:
         105  5.000%, 11/01/21 (WI/DD, Settling 6/01/06)                  11/15 at 100.00          A2         108,542
         135  5.000%, 11/01/25 (WI/DD, Settling 6/01/06)                  11/15 at 100.00          A2         138,617

       2,960 California Educational Facilities Authority, Revenue Bonds,   1/15 at 100.00        BBB-       2,960,888
              Woodbury University, Series 2006, 5.000%, 1/01/36

       2,500 California State Public Works Board, Lease Revenue Bonds,     4/15 at 100.00         AAA       2,576,350
              University of California, Institute Projects, Series
              2005C, 5.000%, 4/01/30 - AMBAC Insured

       1,500 California Statewide Community Development Authority,        12/06 at 105.00         N/R       1,589,640
              Certificates of Participation, San Diego Space and Science
              Foundation, Series 1996, 7.500%, 12/01/26

       1,000 University of California, Certificates of Participation,      1/10 at 101.00         Aa2       1,037,250
              San Diego and Sacramento Campus Projects, Series 2002A,
              5.250%, 1/01/22
---------------------------------------------------------------------------------------------------------------------
       8,350 Total Education and Civic Organizations                                                        8,562,222
---------------------------------------------------------------------------------------------------------------------
             Health Care - 4.8%

       3,080 California Health Facilities Financing Authority, Hospital   11/06 at 100.00          BB       3,080,370
              Revenue Bonds, Downey Community Hospital, Series 1993,
              5.750%, 5/15/15

         960 California Health Facilities Financing Authority, Insured    10/06 at 101.00           A         972,182
              Loan Program Small Facilities Revenue Bonds, Series 1994B,
              7.500%, 4/01/22

         980 California Health Facilities Financing Authority, Revenue    11/15 at 100.00          A3         989,241
              Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%,
              11/15/34

             California Statewide Community Development Authority,
             Revenue Bonds, Daughters of Charity Health System, Series
             2005A:
         260  5.250%, 7/01/24                                              7/15 at 100.00        BBB+         266,978
         550  5.250%, 7/01/35                                              7/15 at 100.00        BBB+         561,528

       4,805 California Statewide Community Development Authority,         3/16 at 100.00          A+       4,826,719
              Revenue Bonds, Kaiser Permanante System, Series 2006,
              5.000%, 3/01/41 (WI/DD, Settling 6/08/06)

       1,735 Central California Joint Powers Health Finance Authority,     8/06 at 100.00        Baa2       1,722,092
              Certificates of Participation, Community Hospitals of
              Central California, Series 1993, 5.000%, 2/01/23

       1,000 Central California Joint Powers Health Finance Authority,     2/11 at 101.00        Baa2       1,034,070
              Certificates of Participation, Community Hospitals of
              Central California, Series 2001, 5.625%, 2/01/21
---------------------------------------------------------------------------------------------------------------------
      13,370 Total Health Care                                                                             13,453,180
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 3.9%

       1,950 ABAG Finance Authority for Non-Profit Corporations,           8/30 at 100.00         BBB       2,020,532
              California, Multifamily Housing Revenue Refunding Bonds,
              United Dominion/2000 Post Apartments, Series 2000B,
              6.250%, 8/15/30 (Mandatory put 8/15/08)

       2,500 Daly City Housing Development Finance Agency, California,    12/13 at 102.00          A-       2,710,875
              Mobile Home Park Revenue Bonds, Franciscan Mobile Home
              Park Project, Series 2002A, 5.800%, 12/15/25

       2,000 Riverside County, California, Mobile Home Park Revenue        3/09 at 102.00         N/R       2,065,940
              Bonds, Bravo Mobile Home Park Project, Series 1999A,
              5.900%, 3/20/29

----
1

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA MUNICIPAL BOND FUND (continued)
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

 $     2,080 Salinas, California, GNMA Collateralized Housing Facility     7/06 at 100.00         AAA $     2,084,534
              Revenue Refunding Bonds, Villa Serra Project, Series
              1994A, 6.500%, 7/20/17

       2,000 San Dimas Housing Authority, California, Mobile Home Park     7/08 at 102.00         N/R       2,081,120
              Revenue Bonds, Charter Oak Mobile Home Estates Acquisition
              Project, Series 1998A, 5.700%, 7/01/28
---------------------------------------------------------------------------------------------------------------------
      10,530 Total Housing/Multifamily                                                                     10,963,001
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 0.0%

         110 California Rural Home Mortgage Finance Authority,               No Opt. Call         AAA         112,406
              Mortgage-Backed Securities Program Single Family Mortgage
              Revenue Bonds, Series 1997A, 7.000%, 9/01/29 (Alternative
              Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Industrials - 1.1%

       1,000 California Municipal Finance Authority, Solid Waste           9/14 at 100.00         BBB         998,950
              Disposal Revenue Bonds, Waste Management Inc., Series
              2004, 4.100%, 9/01/14 (Mandatory put 9/01/09) (Alternative
              Minimum Tax)

         750 California Pollution Control Financing Authority, Solid       6/23 at 100.00        BBB+         780,570
              Waste Disposal Revenue Bonds, Republic Services Inc.,
              Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17)
              (Alternative Minimum Tax)

       1,000 California Pollution Control Financing Authority, Solid       1/16 at 102.00         BBB       1,007,840
              Waste Disposal Revenue Bonds, Waste Management Inc.,
              Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       2,750 Total Industrials                                                                              2,787,360
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.2%

             ABAG Finance Authority for Non-Profit Corporations,
             California, Cal-Mortgage Revenue Bonds, Elder Care Alliance
             of Union City, Series 2004:
       1,850  5.400%, 8/15/24                                              8/14 at 100.00           A       1,920,226
       2,130  5.600%, 8/15/34                                              8/14 at 100.00           A       2,226,212

       4,250 ABAG Finance Authority for Non-Profit Corporations,          10/07 at 102.00         BB+       4,255,058
              California, Certificates of Participation, American
              Baptist Homes of the West, Series 1997A, 5.850%, 10/01/27
---------------------------------------------------------------------------------------------------------------------
       8,230 Total Long-Term Care                                                                           8,401,496
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 16.6%

       3,335 California, General Obligation Bonds, Derivative Tax Exempt     No Opt. Call         AAA       4,757,811
              Receipts, Series 245, 10.540%, 2/01/15 (IF)

             California, General Obligation Bonds, Series 2004:
       2,500  5.000%, 2/01/20                                              2/14 at 100.00           A       2,592,450
       1,000  5.000%, 4/01/21                                              4/14 at 100.00           A       1,035,650
       6,000  5.125%, 4/01/23                                              4/14 at 100.00           A       6,258,960

             Central Unified School District, Fresno County, California,
             General Obligation Bonds, Series 2004A:
       1,000  5.500%, 7/01/22 - FGIC Insured                               7/14 at 100.00         AAA       1,097,270
       1,500  5.500%, 7/01/24 - FGIC Insured                               7/14 at 100.00         AAA       1,645,905

       1,035 Escondido Union School District, San Diego County,            8/12 at 100.00         AAA       1,098,642
              California, General Obligation Bonds, Series 2002A,
              5.250%, 8/01/23 - FSA Insured

             Glendora Unified School District, Los Angeles County,
             California, General Obligation Bonds, Series 2006A:
       1,475  5.250%, 8/01/22 - MBIA Insured                               8/16 at 100.00         AAA       1,593,752
       1,120  5.250%, 8/01/25 - MBIA Insured                               8/16 at 100.00         AAA       1,205,378

             Grossmont-Cuyamaca Community College District, California,
             General Obligation Bonds, Series 2005B:
       5,080  5.000%, 8/01/21 - FGIC Insured                               8/15 at 100.00         AAA       5,336,946
       2,350  5.000%, 8/01/26 - FGIC Insured                               8/15 at 100.00         AAA       2,445,387

       6,000 Los Angeles Unified School District, California, General      7/13 at 100.00         AAA       6,243,120
              Obligation Bonds, Series 2003A, 5.000%, 7/01/22 - FSA
              Insured

       1,570 Los Angeles Unified School District, California, General      7/15 at 100.00         AAA       1,636,866
              Obligation Bonds, Series 2005A-1, 5.000%, 7/01/25 - FGIC
              Insured

       2,000 Murrieta Valley Unified School District, Riverside County,    9/13 at 100.00         AAA       2,066,760
              California, General Obligation Bonds, Series 2003A,
              5.000%, 9/01/26 - FGIC Insured

             Oakland Unified School District, Alameda County,
             California, General Obligation Bonds, Series 2005:
         380  5.000%, 8/01/25 - MBIA Insured                               8/15 at 100.00         AAA         395,132

----
2

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

 $       400  5.000%, 8/01/26 - MBIA Insured                               8/15 at 100.00         AAA $       415,016

       1,350 Riverside Community College District, California, General     8/15 at 100.00         AAA       1,418,283
              Obligation Bonds, Series 2005, 5.000%, 8/01/21 - FSA
              Insured

       2,000 San Diego Unified School District, California, General        7/10 at 100.00         AAA       2,101,220
              Obligation Bonds, Election of 1998, Series 2000B, 5.125%,
              7/01/22 - MBIA Insured

             San Jose-Evergreen Community College District, Santa Clara
             County, California, General Obligation Bonds, Series 2005A:
         295  5.000%, 9/01/25 - MBIA Insured                               9/15 at 100.00         AAA         307,741
         420  5.000%, 9/01/27 - MBIA Insured                               9/15 at 100.00         AAA         436,199

       2,000 West Contra Costa Unified School District, Contra Costa       8/11 at 101.00         AAA       2,091,660
              County, California, General Obligation Bonds, Series
              2003B, 5.000%, 8/01/20 - FSA Insured
---------------------------------------------------------------------------------------------------------------------
      42,810 Total Tax Obligation/General                                                                  46,180,148
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 20.9%

       3,000 Alameda County Redevelopment Agency, California, Eden Area    8/16 at 100.00         AAA       3,080,430
              Redevelopment Project, Tax Allocation Bonds, Series 2006A,
              5.000%, 8/01/36 - MBIA Insured

         525 California, Economic Recovery Revenue Bonds, Series 2004A,    7/14 at 100.00         AA-         559,629
              5.000%, 7/01/15

             Hesperia Community Redevelopment Agency, California, Tax
             Allocation Bonds, Series 2005A:
         265  5.000%, 9/01/20 - XLCA Insured                               9/15 at 100.00         AAA         277,060
       2,075  5.000%, 9/01/35 - XLCA Insured                               9/15 at 100.00         AAA       2,118,762

             Irvine, California, Unified School District, Community
             Facilities District Special Tax Bonds, Series 2006A:
         180  5.000%, 9/01/26                                              9/06 at 103.00         N/R         181,062
         420  5.125%, 9/01/36                                              9/06 at 103.00         N/R         420,130

       2,000 La Mirada Redevelopment Agency, California, Special Tax      10/08 at 102.00         N/R       2,028,200
              Refunding Bonds, Community Facilities District 89-1, Civic
              Theatre Project, Series 1998, 5.700%, 10/01/20

       2,500 Lancaster Redevelopment Agency, California, Subordinate       8/13 at 100.00         AAA       2,554,650
              Lien Tax Allocation Bonds, Combined Redevelopment Project
              Areas, Series 2003B, 5.000%, 8/01/34 - FGIC Insured

       1,870 Lancaster Redevelopment Agency, California, Tax Allocation   12/14 at 100.00         AAA       1,936,105
              Refunding Bonds, Combined Area Sheriff's Facilities
              Projects, Series 2004, 5.000%, 12/01/23 - XLCA Insured

       1,120 Lancaster Redevelopment Agency, California, Tax Allocation   12/14 at 100.00         AAA       1,159,592
              Refunding Bonds, Combined Fire Protection Facilities
              Project, Series 2004, 5.000%, 12/01/23 - XLCA Insured

       2,500 Los Angeles County Schools, California, Certificates of       9/13 at 100.00         AAA       2,589,725
              Participation, Pooled Financing Program, Regionalized
              Business Services Corporation, Series 2003A, 5.000%,
              9/01/22 - FSA Insured

         995 Milpitas, California, Local Improvement District 20 Limited   9/06 at 103.00         N/R       1,027,148
              Obligation Bonds, Series 1998A, 5.700%, 9/02/18

             Moreno Valley Unified School District, Riverside County,
             California, Special Tax Bonds, Community Facilities
             District, Series 2004:
         805  5.550%, 9/01/29                                              9/14 at 100.00         N/R         821,776
       1,250  5.650%, 9/01/34                                              9/14 at 100.00         N/R       1,276,025

       1,040 Nevada County, California, Certificates of Participation     10/11 at 100.00         Aaa       1,112,384
              Refunding, Series 2001, 5.250%, 10/01/13 - MBIA Insured

         805 Ontario, California, Assessment District 100C Limited         9/06 at 103.00         N/R         835,477
              Obligation Improvement Bonds, California Commerce Center
              Phase III, Series 1991, 8.000%, 9/02/11

       2,000 Poway, California, Community Facilities District 88-1,        8/08 at 102.00         N/R       2,138,520
              Special Tax Refunding Bonds, Parkway Business Centre,
              Series 1998, 6.750%, 8/15/15

       1,645 Rancho Cucamonga, California, Limited Obligation              9/06 at 101.00         N/R       1,668,935
              Improvement Bonds, Masi Plaza Assessment District 93-1,
              Series 1997, 6.250%, 9/02/22

         305 Rialto Redevelopment Agency, California, Tax Allocation       9/15 at 100.00         AAA         311,893
              Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35
              - XLCA Insured

         630 Riverside County Public Financing Authority, California,     10/15 at 100.00         AAA         644,345
              Tax Allocation Bonds, Multiple Projects, Series 2005A,
              5.000%, 10/01/35 - XLCA Insured

----
3

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA MUNICIPAL BOND FUND (continued)
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

 $     1,000 Sacramento City Financing Authority, California, Lease          No Opt. Call         AAA     $     1,111,540
              Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 -
              AMBAC Insured

         500 Sacramento City Financing Authority, California, Lease          No Opt. Call         AA-             539,545
              Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20

         995 Sacramento County, Laguna, California, Special Tax           12/07 at 102.00         N/R           1,006,642
              Refunding Bonds, Community Facilities District 1 - Laguna
              Creek Ranch, Series 1997, 5.700%, 12/01/20

       2,880 San Francisco Redevelopment Agency, California, Lease         7/11 at 102.00         AAA           3,060,605
              Revenue Bonds, Moscone Convention Center, Series 2004,
              5.250%, 7/01/24 - AMBAC Insured

       7,090 San Marcos Redevelopment Agency, California, Tax Allocation  10/07 at 102.00           A           7,378,492
              Bonds, Affordable Housing Project, Series 1997A, 6.000%,
              10/01/27 (Alternative Minimum Tax)

       2,805 San Mateo County Transit District, California, Sales Tax      6/15 at 100.00         AAA           2,940,650
              Revenue Bonds, Series 2005A, 5.000%, 6/01/21 - MBIA Insured

       4,000 Shafter Joint Powers Financing Authority, California, Lease   1/07 at 101.00          A-           4,082,600
              Revenue Bonds, Community Correctional Facility Acquisition
              Project, Series 1997A, 6.050%, 1/01/17

       1,025 Stockton Public Financing Authority, California, Lease        9/14 at 100.00         AAA           1,090,867
              Revenue Bonds, Series 2004, 5.250%, 9/01/23 - FGIC Insured

       2,000 Taft Public Financing Authority, California, Lease Revenue    1/07 at 101.00          A-           2,038,960
              Bonds, Community Correctional Facility Acquisition, Series
              1997A, 6.050%, 1/01/17

       6,700 Travis Unified School District, Solano County, California,    9/16 at 100.00         Aaa           6,891,754
              Certificates of Participation, Series 2006,
              5.000%, 9/01/31 - FGIC Insured

       1,190 Vallejo Public Financing Authority, California, Limited         No Opt. Call         N/R           1,225,855
              Obligation Revenue Refinancing Bonds, Fairground Drive
              Assessment District 65, Series 1998, 5.700%, 9/02/11
-------------------------------------------------------------------------------------------------------------------------
      56,115 Total Tax Obligation/Limited                                                                      58,109,358
-------------------------------------------------------------------------------------------------------------------------
             Transportation - 8.2%

       3,000 Bay Area Toll Authority, California, Revenue Bonds, San       4/11 at 100.00          AA           3,158,130
              Francisco Bay Area Toll Bridge, Series 2001D, 5.000%,
              4/01/16

       2,000 Foothill/Eastern Transportation Corridor Agency,              1/10 at 100.00        BBB-           1,956,740
              California, Toll Road Revenue Bonds, Series 1995A, 5.000%,
              1/01/35

       2,750 Foothill/Eastern Transportation Corridor Agency,              1/14 at 101.00        BBB-           2,396,543
              California, Toll Road Revenue Refunding Bonds, Series
              1999, 0.000%, 1/15/28

             Palm Springs Financing Authority, California, Palm Springs
             International Airport Revenue Bonds, Series 2006:
         285  5.450%, 7/01/20 (Alternative Minimum Tax)                    7/14 at 102.00         N/R             285,533
         240  5.550%, 7/01/28 (Alternative Minimum Tax)                    7/14 at 102.00         N/R             240,372

             Port of Oakland, California, Revenue Bonds, Series 2000K:
       2,000  5.500%, 11/01/09 - FGIC Insured (Alternative Minimum Tax)      No Opt. Call         AAA           2,104,760
       4,000  5.750%, 11/01/29 - FGIC Insured (Alternative Minimum Tax)    5/10 at 100.00         AAA           4,216,440

       5,500 Port of Oakland, California, Revenue Bonds, Series 2002M,    11/12 at 100.00         AAA           5,908,375
              5.250%, 11/01/19 - FGIC Insured

       2,475 San Francisco Airports Commission, California, Revenue        5/12 at 100.00         AAA           2,616,446
              Refunding Bonds, San Francisco International Airport,
              Second Series 2002, Issue 28B, 5.250%, 5/01/22 - MBIA
              Insured
-------------------------------------------------------------------------------------------------------------------------
      22,250 Total Transportation                                                                              22,883,339
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 12.3% (3)

       4,200 California Department of Water Resources, Power Supply        5/12 at 101.00         Aaa           4,542,594
              Revenue Bonds, Series 2002A, 5.125%, 5/01/18 (Pre-refunded
              5/01/12)

       3,115 California Educational Facilities Authority, Revenue Bonds,   6/10 at 101.00        Baa3 (3)       3,485,997
              Pooled College and University Projects, Series 2000C,
              6.750%, 6/01/30 (ETM)

       6,000 California Health Facilities Financing Authority, Revenue    12/09 at 101.00          A3 (3)       6,529,440
              Bonds, Cedars-Sinai Medical Center, Series 1999A, 6.125%,
              12/01/30 (Pre-refunded 12/01/09)

----
4

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)              Value
------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (3) (continued)

 $     4,460 California Infrastructure Economic Development Bank, First      No Opt. Call         AAA    $     4,811,537
              Lien Revenue Bonds, San Francisco Bay Area Toll Bridge,
              Series 2003A, 5.000%, 7/01/22 - FSA Insured (ETM)

       4,800 California, Various Purpose General Obligation Bonds,         3/10 at 101.00         AAA          5,198,064
              Series 2000, 5.750%, 3/01/27 (Pre-refunded 3/01/10) - MBIA
              Insured

       2,300 Los Angeles Harbors Department, California, Revenue Bonds,      No Opt. Call         AAA          2,800,756
              Series 1988, 7.600%, 10/01/18 (ETM)

       4,051 Merced Irrigation District, California, Subordinated          3/08 at 102.00         AAA          4,357,094
              Revenue Certificates of Participation, Electric System
              Project, Series 2000, 7.450%, 3/01/18 (Pre-refunded
              3/01/08)

       2,250 Orange County, California, Special Tax Bonds, Community       8/09 at 102.00        N/R (3)       2,496,465
              Facilities District 99-1 of Ladera Ranch, Series 1999A,
              6.700%, 8/15/29 (Pre-refunded 8/15/09)
------------------------------------------------------------------------------------------------------------------------
      31,176 Total U.S. Guaranteed                                                                            34,221,947
------------------------------------------------------------------------------------------------------------------------
             Utilities - 13.3%

       6,420 California Department of Water Resources, Power Supply        5/12 at 101.00         N/R          8,236,988
              Revenue Bonds, RITES PA-1120R, Series 2003, 8.976%,
              5/01/14 - AMBAC Insured (IF)

       2,740 California Statewide Community Development Authority,         6/06 at 101.50         N/R          2,782,388
              Certificates of Participation Refunding, Rio Bravo Fresno
              Project, Series 1999A, 6.300%, 12/01/18

             Los Angeles Department of Water and Power, California,
             Power System Revenue Bonds, Series 2001A-1:
       5,000  5.250%, 7/01/15                                              7/11 at 100.00         AA-          5,296,550
      10,000  5.250%, 7/01/21 - FSA Insured                                7/11 at 100.00         AAA         10,531,896

         500 Los Angeles Department of Water and Power, California,        7/13 at 100.00         AAA            519,425
              Power System Revenue Bonds, Series 2003A-2, 5.000%,
              7/01/21 - MBIA Insured

       5,000 Los Angeles Department of Water and Power, California,        7/15 at 100.00         AAA          5,171,350
              Power System Revenue Bonds, Series 2005A-1, 5.000%,
              7/01/31 - FSA Insured

         615 Merced Irrigation District, California, Electric System       9/15 at 100.00         AAA            637,884
              Revenue Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

       3,470 Puerto Rico Industrial, Tourist, Educational, Medical and     6/10 at 101.00        Baa3          3,787,921
              Environmental Control Facilities Financing Authority,
              Co-Generation Facility Revenue Bonds, Series 2000A,
              6.625%, 6/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
      33,745 Total Utilities                                                                                  36,964,402
------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 8.6%

       6,080 California Department of Water Resources, Water System       12/12 at 100.00         AAA          6,432,093
              Revenue Bonds, Central Valley Project, Series 2002Z,
              5.000%, 12/01/17 - FGIC Insured

       1,270 California Department of Water Resources, Water System        6/13 at 100.00         AAA          1,366,812
              Revenue Bonds, Central Valley Project, Series 2003Y,
              5.250%, 12/01/16 - FGIC Insured

       2,000 California Statewide Community Development Authority, Water  10/13 at 100.00         AAA          2,117,660
              and Wastewater Revenue Bonds, Pooled Financing Program,
              Series 2003A, 5.250%, 10/01/23 - FSA Insured

       1,680 Castaic Lake Water Agency, California, Revenue Certificates   8/14 at 100.00         AAA          1,754,878
              of Participation, Series 2004A, 5.000%, 8/01/20 - AMBAC
              Insured

         455 Healdsburg Public Financing Authority, California,            4/16 at 100.00         AAA            469,055
              Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36
              (WI/DD, Settling 6/06/06) - MBIA Insured

         820 Los Angeles Department of Water and Power, California,        7/16 at 100.00         AAA            853,923
              Waterworks Revenue Bonds, Series 2006A-2, 5.000%, 7/01/27
              - AMBAC Insured

       4,250 Los Angeles Department of Water and Power, California,        7/11 at 100.00          AA          4,327,563
              Waterworks Revenue Refunding Bonds, Series 2001A, 5.125%,
              7/01/41

       1,500 Metropolitan Water District of Southern California, Water    10/14 at 100.00         AAA          1,548,915
              Revenue Bonds, Series 2004B-3, 5.000%, 10/01/29 - MBIA
              Insured

       1,190 Pasadena, California, Water Revenue Refunding Bonds, Series   6/13 at 100.00         AAA          1,244,359
              2003, 5.000%, 6/01/20 - FGIC Insured

       1,670 Sacramento County Sanitation District Financing Authority,   12/10 at 101.00          AA          2,087,417
              California, Revenue Bonds, Series 694R-A, 9.769%, 12/01/10
              (IF)

----
5

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA MUNICIPAL BOND FUND (continued)
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

 $     1,385 Sacramento County Sanitation District Financing Authority,   12/10 at 101.00          AA $     1,666,986
              California, Revenue Bonds, Series 694R-B, 8.126%, 12/01/11
              (IF)
---------------------------------------------------------------------------------------------------------------------
      22,300 Total Water and Sewer                                                                         23,869,661
---------------------------------------------------------------------------------------------------------------------
 $   260,891 Total Long-Term Investments (cost $266,610,643) - 99.5%                                      276,164,222
---------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.6%

       1,650 Puerto Rico Government Development Bank, Adjustable                                 A-1+       1,650,000
              Refunding Bonds, Variable Rate Demand Obligations, Series
              1985, 3.160%, 12/01/15 - MBIA Insured (4)
---------------------------------------------------------------------------------------------------------------------
 $     1,650 Total Short-Term Investments (cost $1,650,000)                                                 1,650,000
---------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $268,260,643) - 100.1%                                               277,814,222
             -------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - (0.1)%                                                         (164,152)
             -------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $   277,650,070
             -------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
            (3) Backed by an escrow or trust containing sufficient U.S.
                Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
            N/R Not rated.
          WI/DD  Purchased on a when-issued or delayed delivery basis.
          (ETM) Escrowed to maturity.
           (IF) Inverse floating rate investment.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At May 31, 2006, the cost of investments was $268,221,862.

           Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $10,107,817
       Depreciation                                               (515,457)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $ 9,592,360
     ----------------------------------------------------------------------

----
6

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA HIGH YIELD MUNICIPAL BOND FUND
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)         Value
-------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 4.4%

   $      50 Golden State Tobacco Securitization Corporation,              6/13 at 100.00         BBB $      55,944
              California, Tobacco Settlement Asset-Backed Bonds, Series
              2003A-1, 6.750%, 6/01/39

         100 Tobacco Securitization Authority of Southern California,      6/14 at 100.00         BBB        95,590
              Tobacco Settlement Asset-Backed Bonds, San Diego County
              Tobacco Asset Securitization Corporation, Senior Series
              2001A, 5.125%, 6/01/46
-------------------------------------------------------------------------------------------------------------------
         150 Total Consumer Staples                                                                         151,534
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 13.7%

          65 California Educational Facilities Authority, Revenue Bonds,  12/16 at 100.00        Baa3        65,026
              Dominican University, Series 2006, 5.000%, 12/01/36

          75 California Educational Facilities Authority, Revenue Bonds,  10/35 at 100.00          A3        75,467
              University of Redlands, Series 2005A, 5.000%, 10/01/35

         100 California Educational Facilities Authority, Revenue Bonds,  11/15 at 100.00          A2       101,383
              University of the Pacific, Series 2006, 5.000%, 11/01/36
              (WI/DD, Settling 6/01/06)

         100 Pima County Industrial Development Authority, Arizona,        6/16 at 100.00         N/R       100,808
              Choice Education and Development Charter School Revenue
              Bonds, Series 2006, 6.375%, 6/01/36 (WI/DD, Settling
              6/13/06)

          65 Pima County Industrial Development Authority, Arizona,        6/16 at 100.00         BB+        64,865
              Educational Revenue Bonds, Paradise Education Center
              Charter School, Series 2006, 6.000%, 6/01/36

          60 San Diego County, California, Certificates of                 9/15 at 102.00        Baa3        59,932
              Participation, Burnham Institute, Series 2006, 5.000%,
              9/01/34
-------------------------------------------------------------------------------------------------------------------
         465 Total Education and Civic Organizations                                                        467,481
-------------------------------------------------------------------------------------------------------------------
             Health Care - 8.5%

          65 California Health Facilities Financing Authority, Hospital   11/06 at 100.00          BB        65,008
              Revenue Bonds, Downey Community Hospital, Series 1993,
              5.750%, 5/15/15

             California Statewide Community Development Authority,
             Revenue Bonds, Daughters of Charity Health System, Series
             2005A:
          15  5.250%, 7/01/35                                              7/15 at 100.00        BBB+        15,314
          50  5.000%, 7/01/39                                              7/15 at 100.00        BBB+        49,710

         100 California Statewide Community Development Authority,         3/16 at 100.00          A+       100,452
              Revenue Bonds, Kaiser Permanante System, Series 2006,
              5.000%, 3/01/41 (WI/DD, Settling 6/08/06)

          60 Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue   5/16 at 103.00         N/R        60,157
              Bonds, Series 2006, 6.000%, 5/01/31
-------------------------------------------------------------------------------------------------------------------
         290 Total Health Care                                                                              290,641
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 2.9%

         100 Independent Cities Lease Finance Authority, California,       5/16 at 100.00         N/R       100,589
              Mobile Home Park Revenue Bonds, San Juan Mobile Estates
              Project, Series 2006A, 5.850%, 5/15/41 (WI/DD, Settling
              6/01/06)
-------------------------------------------------------------------------------------------------------------------
             Industrials - 0.7%

          20 California Pollution Control Financing Authority, Solid       9/06 at 100.50         BB-        20,134
              Waste Disposal Revenue Bonds, Browning Ferris Industries
              Inc., Series 1989, 6.750%, 9/01/19 (Alternative Minimum
              Tax)
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 19.2%

             ABAG Finance Authority for Non-Profit Corporations,
             California, Community Facilities District 2006-1 Rincon
             Hills Special Tax Bonds, Series 2006A:
         100  5.200%, 9/01/26 (WI/DD, Settling 6/08/06)                    9/16 at 100.00         N/R       100,189
         100  5.250%, 9/01/36 (WI/DD, Settling 6/08/06)                    9/16 at 100.00         N/R        99,616

          50 El Dorado County, California, Special Tax Bonds, Community    9/14 at 102.00         N/R        49,036
              Facilities District 2005-2, Series 2006, 5.100%, 9/01/36

          60 Irvine, California, Unified School District, Community        9/06 at 103.00         N/R        60,019
              Facilities District Special Tax Bonds, Series 2006A,
              5.125%, 9/01/36

          50 Lake Elsinore Community Facilities District 2005-6A,          9/12 at 102.00         N/R        50,092
              California, Special Tax Bonds, Series 2006, 5.350%, 9/01/36

----
7

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA HIGH YIELD MUNICIPAL BOND FUND (continued)
May 31, 2006

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions (1) Ratings (2)          Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

   $      65 Moreno Valley Unified School District, Riverside County,     9/06 at 102.00         N/R $      65,127
              California, Special Tax Bonds, Community Facilities
              District, Series 2006, 5.200%, 9/01/36

          65 Orange County, California, Newport Coast Phase IV            9/06 at 103.00         N/R        65,268
              Assessment District 01-1 Limited Obligation Improvement
              Bonds, Series 2006, 5.050%, 9/02/33 (WI/DD, Settling
              6/02/06)

          65 Poway Unified School District, San Diego County,             9/15 at 100.00         N/R        65,018
              California, Special Tax Bonds, Community Facilities
              District 6, Improvement Area B, Series 2005, 5.125%,
              9/01/36

          50 Puerto Rico Municipal Finance Agency, Series 2005A, 5.250%,  8/15 at 100.00         BBB        51,837
              8/01/25

          50 San Francisco Redevelopment Agency, California, Special Tax  8/15 at 100.00         N/R        49,839
              Bonds, Community Facilities District 6, Mission Bay South,
              Series 2005A, 5.150%, 8/01/35
-------------------------------------------------------------------------------------------------------------------
         655 Total Tax Obligation/Limited                                                                  656,041
-------------------------------------------------------------------------------------------------------------------
             Transportation - 3.5%

             Palm Springs Financing Authority, California, Palm Springs
             International Airport Revenue Bonds, Series 2006:
          25  5.450%, 7/01/20 (Alternative Minimum Tax)                   7/14 at 102.00         N/R        25,047
          50  5.550%, 7/01/28 (Alternative Minimum Tax)                   7/14 at 102.00         N/R        50,078

          50 Puerto Rico Ports Authority, Special Facilities Revenue      6/06 at 102.00         CCC        45,397
              Bonds, American Airlines Inc., Series 1996A, 6.250%,
              6/01/26 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
         125 Total Transportation                                                                          120,522
-------------------------------------------------------------------------------------------------------------------
   $   1,805 Total Long-Term Investments (cost $1,798,589) - 52.9%                                       1,806,942
-------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 58.5%

         500 California Department of Water Resources, Power Supply                             A-1+       500,000
              Revenue Bonds, Variable Rate Demand Obligations, Series
              2002C-7, 3.400%, 5/01/22 - FSA Insured (3)

             California Housing Finance Agency, Home Mortgage Revenue
             Bonds, Variable Rate Demand Obligations, Series 2001R:
         100  3.600%, 8/01/23 - AMBAC Insured (Alternative Minimum                              A-1+       100,000
              Tax) (3)
         500  3.600%, 8/01/32 - AMBAC Insured (Alternative Minimum                              A-1+       500,000
              Tax) (3)

         100 California Statewide Community Development Authority,                            VMIG-1       100,000
              Revenue Bonds, Variable Rate Demand Obligations,
              Gemological Institute of America Inc., Series 2001,
              3.420%, 5/01/25 - AMBAC Insured (3)

         100 California, Variable Rate Demand Obligations, Series                               A-1+       100,000
              2004C-16, 3.200%, 7/01/23 - FSA Insured (3)

         100 East Bay Municipal Utility District, Alameda and Contra                            A-1+       100,000
              Costa Counties, California, Water System Subordinated
              Revenue Bonds, Variable Rate Demand Obligations, Series
              2005B-2, 3.130%, 6/01/38 - XLCA Insured (3)

         100 Metropolitan Water District of Southern California, Water                          A-1+       100,000
              Revenue Bonds, Variable Rate Demand Obligations, Series
              2000B-3, 3.530%, 7/01/35 (3)

         100 Metropolitan Water District of Southern California, Water                          A-1+       100,000
              Revenue Bonds, Variable Rate Demand Obligations, Series
              2001C-2, 3.450%, 7/01/36 (3)

         100 Pasadena, California, Certificates of Participation,                             VMIG-1       100,000
              Variable Rate Demand Obligations, City Hall and Park
              Improvement Projects, Series 2003, 3.440%, 2/01/33 - AMBAC
              Insured (3)

         100 San Francisco City and County, California, Variable Rate                           A-1+       100,000
              General Obligation Bonds, Laguna Honda Hospital Project,
              Series 2005D, 3.330%, 6/15/30 - MBIA Insured (3)

         100 Stockton, California, Health Facilities Revenue Bonds,                           VMIG-1       100,000
              Dameron Hospital Association, Variable Rate Demand
              Obligations, Series 2002A, 3.540%, 12/01/32 (3)

         100 Tulare Local Health Care District, California, Health                            VMIG-1       100,000
              Facility Revenue Bonds, Variable Rate Demand Obligations,
              Series 2002, 3.540%, 12/01/32 (3)
-------------------------------------------------------------------------------------------------------------------
   $   2,000 Total Short-Term Investments (cost $2,000,000)                                              2,000,000
-------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $3,798,589) - 111.4%                                                3,806,942
             ----------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - (11.4)%                                                      (388,892)
             ----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                       $   3,418,050
             ----------------------------------------------------------------------------------------------------

----
8

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
            (3) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
            N/R Not rated.
          WI/DD  Purchased on a when-issued or delayed delivery basis.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At May 31, 2006, the cost of investments was $3,798,576.

           Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

       -----------------------------------------------------------------
       Gross unrealized:
         Appreciation                                            $8,949
         Depreciation                                              (583)
       -----------------------------------------------------------------
       Net unrealized appreciation (depreciation) of investments $8,366
       -----------------------------------------------------------------

----
9

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 5.0%

  $    2,125 California Educational Facilities Authority, Student Loan     3/08 at 102.00         Aaa $    2,195,784
              Revenue Bonds, Cal Loan Program, Series 2001A, 5.400%,
              3/01/21 - MBIA Insured (Alternative Minimum Tax)

       2,500 California State Public Works Board, Lease Revenue Bonds,     4/15 at 100.00         AAA      2,576,350
              University of California, Institute Projects, Series
              2005C, 5.000%, 4/01/30 - AMBAC Insured

       2,250 California State University, Systemwide Revenue Bonds,        5/15 at 100.00         AAA      2,344,387
              Series 2005A, 5.000%, 11/01/25 - AMBAC Insured

       5,000 Long Beach Bond Financing Authority, California, Lease       11/11 at 101.00         AAA      5,228,050
              Revenue Refunding Bonds, Long Beach Aquarium of the South
              Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
      11,875 Total Education and Civic Organizations                                                      12,344,571
--------------------------------------------------------------------------------------------------------------------
             Health Care - 2.5%

       2,000 Antelope Valley Healthcare District, California, Insured      1/08 at 102.00         AAA      2,073,780
              Revenue Refunding Bonds, Series 1997A,
              5.200%, 1/01/27 - FSA Insured

       4,000 California Statewide Community Development Authority,         8/09 at 101.00         AAA      4,216,280
              Certificates of Participation, Sutter Health Obligated
              Group, Series 1999, 5.500%, 8/15/31 - FSA Insured
--------------------------------------------------------------------------------------------------------------------
       6,000 Total Health Care                                                                             6,290,060
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 3.9%

       4,180 California Statewide Community Development Authority,        12/11 at 100.00         AAA      4,281,867
              Multifamily Housing Revenue Senior Bonds, Westgate
              Courtyards Apartments, Series 2001X-1, 5.420%,
              12/01/34 - AMBAC Insured (Alternative Minimum Tax)

       3,865 Los Angeles, California, GNMA Mortgage-Backed Securities      7/11 at 102.00         AAA      3,994,748
              Program Multifamily Housing Revenue Bonds, Park Plaza West
              Senior Apartments, Series 2001B, 5.400%, 1/20/31
              (Alternative Minimum Tax)

       1,285 Santa Cruz County Housing Authority, California, GNMA         7/09 at 102.00         AAA      1,318,320
              Collateralized Multifamily Housing Revenue Bonds,
              Northgate Apartments, Series 1999A, 5.500%, 7/20/40
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
       9,330 Total Housing/Multifamily                                                                     9,594,935
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 4.6%

             California Department of Veterans Affairs, Home Purchase
             Revenue Bonds, Series 2002A:
       3,500  5.300%, 12/01/21 - AMBAC Insured                             6/12 at 101.00         AAA      3,706,395
       5,000  5.350%, 12/01/27 - AMBAC Insured                             6/12 at 101.00         AAA      5,286,900

       2,420 California Rural Home Mortgage Finance Authority, FNMA        6/12 at 101.00         Aaa      2,467,359
              Mortgage-Backed Securities Program Single Family Mortgage
              Revenue Bonds, Series 2002D, 5.250%, 6/01/34 (Alternative
              Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
      10,920 Total Housing/Single Family                                                                  11,460,654
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 20.5%

             Bonita Unified School District, San Diego County,
             California, General Obligation Bonds, Series 2004A:
       1,425  5.250%, 8/01/20 - MBIA Insured                               8/14 at 100.00         AAA      1,529,495
       1,570  5.250%, 8/01/21 - MBIA Insured                               8/14 at 100.00         AAA      1,685,128

       3,570 California, General Obligation Bonds, Series 2004, 5.000%,    2/14 at 100.00         AAA      3,753,926
              2/01/17 - AMBAC Insured

       4,080 Chaffey Joint Union High School District, San Bernardino      8/15 at 100.00         AAA      4,267,476
              County, California, General Obligation Bonds, Series 2005,
              5.000%, 8/01/23 - FGIC Insured

       1,365 El Segundo Unified School District, Los Angeles County,       9/14 at 100.00         AAA      1,465,942
              California, General Obligation Bonds, Series 2004, 5.250%,
              9/01/20 - FGIC Insured

       1,610 Eureka Unified School District, Humboldt County,              8/12 at 101.00         AAA      1,720,526
              California, General Obligation Bonds, Series 2002, 5.250%,
              8/01/23 - FSA Insured

       1,000 Fremont Unified School District, Alameda County,              8/12 at 101.00         AAA      1,038,970
              California, General Obligation Bonds, Series 2002A,
              5.000%, 8/01/21 - FGIC Insured

             Glendora Unified School District, Los Angeles County,
             California, General Obligation Bonds, Series 2006A:
       1,900  5.250%, 8/01/24 - MBIA Insured                               8/16 at 100.00         AAA      2,048,086
       1,000  5.250%, 8/01/25 - MBIA Insured                               8/16 at 100.00         AAA      1,076,230

             Golden West Schools Financing Authority, California,
             General Obligation Revenue Refunding Bonds, School District
             Program, Series 1998A:
       2,650  0.000%, 8/01/19 - MBIA Insured                                8/13 at 68.56         AAA      1,286,946

----
10

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

  $    2,755  0.000%, 8/01/20 - MBIA Insured                                8/13 at 63.85         AAA $    1,243,332

       2,500 Huntington Beach Union High School District, Orange County,   8/14 at 100.00         AAA      2,609,675
              California, General Obligation Bonds, Series 2004, 5.000%,
              8/01/22 - FSA Insured

             Imperial Community College District, Imperial County,
             California, General Obligation Bonds, Series 2005:
       1,330  5.000%, 8/01/23 - FGIC Insured                               8/14 at 100.00         AAA      1,391,114
       1,510  5.000%, 8/01/24 - FGIC Insured                               8/14 at 100.00         AAA      1,575,911

       1,460 Jurupa Unified School District, Riverside County,             8/13 at 100.00         AAA      1,514,808
              California, General Obligation Bonds, Series 2004, 5.000%,
              8/01/24 - FGIC Insured

       1,255 Los Angeles Community College District, Los Angeles County,   8/15 at 100.00         AAA      1,309,781
              California, General Obligation Bonds, Series 2005A,
              5.000%, 8/01/24 - FSA Insured

       5,000 Los Angeles Unified School District, California, General      7/12 at 100.00         AAA      5,202,800
              Obligation Bonds, Series 2002E, 5.125%, 1/01/27 - MBIA
              Insured

       1,280 Los Angeles Unified School District, California, General      7/13 at 100.00         AAA      1,325,082
              Obligation Bonds, Series 2003A, 5.000%, 7/01/24 - FSA
              Insured

       2,405 Oak Valley Hospital District, Stanislaus County,              7/14 at 101.00         Aaa      2,469,382
              California, General Obligation Bonds, Series 2005, 5.000%,
              7/01/31 - FGIC Insured

             Oakland Unified School District, Alameda County,
             California, General Obligation Bonds, Series 2005:
         360  5.000%, 8/01/25 - MBIA Insured                               8/15 at 100.00         AAA        374,335
         380  5.000%, 8/01/26 - MBIA Insured                               8/15 at 100.00         AAA        394,265

       4,070 San Benito Health Care District, California, General          7/14 at 101.00         AAA      4,175,901
              Obligation Bonds, Series 2005, 5.000%, 7/01/31 - XLCA
              Insured

             San Jose-Evergreen Community College District, Santa Clara
             County, California, General Obligation Bonds, Series 2005A:
         285  5.000%, 9/01/25 - MBIA Insured                               9/15 at 100.00         AAA        297,309
         415  5.000%, 9/01/27 - MBIA Insured                               9/15 at 100.00         AAA        431,007

       2,335 San Juan Unified School District, Sacramento County,          8/14 at 100.00         AAA      2,469,496
              California, General Obligation Bonds, Series 2004A,
              5.000%, 8/01/18 - MBIA Insured

       1,000 San Ramon Valley Unified School District, Contra Costa        8/14 at 100.00         AAA      1,039,690
              County, California, General Obligation Bonds, Series 2004,
              5.000%, 8/01/24 - FSA Insured

       3,040 Sulphur Springs Union School District, Los Angeles County,      No Opt. Call         AAA      2,037,469
              California, General Obligation Bonds, Series 1991A,
              0.000%, 9/01/15 - MBIA Insured

       1,000 Washington Unified School District, Yolo County,              8/13 at 100.00         AAA      1,040,660
              California, General Obligation Bonds, Series 2004A,
              5.000%, 8/01/22 - FGIC Insured
--------------------------------------------------------------------------------------------------------------------
      52,550 Total Tax Obligation/General                                                                 50,774,742
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 18.8%

       1,915 Alameda County Redevelopment Agency, California, Eden Area    8/16 at 100.00         AAA      1,966,341
              Redevelopment Project, Tax Allocation Bonds, Series 2006A,
              5.000%, 8/01/36 - MBIA Insured

         385 Barstow Redevelopment Agency, California, Tax Allocation        No Opt. Call         AAA        432,809
              Bonds, Central Redevelopment Project, Series 1994A,
              7.000%, 9/01/14 - MBIA Insured

       1,655 Bell Community Housing Authority, California, Lease Revenue  10/15 at 100.00         AAA      1,695,200
              Bonds, Series 2005, 5.000%, 10/01/36 - AMBAC Insured

       2,250 Brea and Olinda Unified School District, Orange County,       8/11 at 101.00         AAA      2,329,133
              California, Certificates of Participation Refunding,
              Series 2002A, 5.125%, 8/01/26 - FSA Insured

       1,960 California Infrastructure Economic Development Bank,         12/13 at 100.00         AAA      2,032,030
              Revenue Bonds, North County Center for Self- Sufficiency
              Corporation, Series 2004, 5.000%, 12/01/25 - AMBAC Insured

       2,000 Cerritos Public Financing Authority, California, Tax         11/17 at 102.00         AAA      2,107,060
              Allocation Revenue Bonds, Los Cerritos Redevelopment
              Projects, Series 2002A, 5.000%, 11/01/24 - AMBAC Insured

       1,400 Chula Vista Public Financing Authority, California, Pooled    9/15 at 100.00         AAA      1,439,046
              Community Facility District Assessment Revenue Bonds,
              Series 2005A, 5.000%, 9/01/29 - MBIA Insured

----
11

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND (continued)
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

  $    2,285 Folsom Cordova Unified School District, Sacramento County,   10/14 at 100.00         AAA $    2,391,824
              California, General Obligation Bonds, School Facilities
              Improvement District 1, Series 2004B, 5.000%,
              10/01/21 - MBIA Insured

       1,185 Folsom Cordova Unified School District, Sacramento County,   10/14 at 100.00         AAA      1,226,973
              California, General Obligation Bonds, School Facilities
              Improvement District 2, Series 2004B, 5.000%,
              10/01/27 - FSA Insured

         260 Hesperia Community Redevelopment Agency, California, Tax      9/15 at 100.00         AAA        271,833
              Allocation Bonds, Series 2005A, 5.000%, 9/01/20 - XLCA
              Insured

       4,555 Long Beach Bond Finance Authority, California, Multiple       8/15 at 100.00         AAA      4,640,224
              Project Tax Allocation Bonds, Housing and Gas Utility
              Financing Project Areas, Series 2005A-1, 5.000%, 8/01/35
               - AMBAC Insured

       1,000 Los Angeles Community Redevelopment Agency, California, Tax  12/14 at 100.00         AAA      1,046,140
              Allocation Bonds, Bunker Hill Project, Series 2004A,
              5.000%, 12/01/20 - FSA Insured

       2,000 Los Angeles County Metropolitan Transportation Authority,     7/13 at 100.00         AAA      2,101,080
              California, Proposition A First Tier Senior Sales Tax
              Revenue Bonds, Series 2003B, 5.000%, 7/01/19 - MBIA Insured

       1,590 Los Angeles County Metropolitan Transportation Authority,     7/15 at 100.00         AAA      1,654,093
              California, Proposition A First Tier Senior Sales Tax
              Revenue Bonds, Series 2005A, 5.000%, 7/01/26 - AMBAC
              Insured

       1,460 Moreno Valley Unified School District, Riverside County,      3/14 at 100.00         AAA      1,512,531
              California, Certificates of Participation, Series 2005,
              5.000%, 3/01/23 - FSA Insured

      14,050 Paramount Redevelopment Agency, California, Tax Allocation      No Opt. Call         AAA      5,241,072
              Refunding Bonds, Redevelopment Project Area 1, Series
              1998, 0.000%, 8/01/26 - MBIA Insured

         290 Rialto Redevelopment Agency, California, Tax Allocation       9/15 at 100.00         AAA        296,554
              Bonds, Merged Project Area, Series 2005A, 5.000%,
              9/01/35 - XLCA Insured

         610 Riverside County Public Financing Authority, California,     10/15 at 100.00         AAA        623,890
              Tax Allocation Bonds, Multiple Projects, Series 2005A,
              5.000%, 10/01/35 - XLCA Insured

       8,000 Riverside County, California, Asset Leasing Corporate         6/12 at 101.00         AAA      8,336,000
              Leasehold Revenue Bonds, Riverside County Hospital
              Project, Series 1997B, 5.000%, 6/01/19 - MBIA Insured

       3,560 Roseville, California, Special Tax Bonds, Community           9/15 at 100.00         AAA      3,656,583
              Facilities District 1 - Woodcreek West, Series 2005,
              5.000%, 9/01/30 - AMBAC Insured

       1,490 Tulare Public Financing Authority, California, Lease         10/07 at 102.00         AAA      1,546,277
              Revenue Bonds, Capital Facilities Project, Series 1997,
              5.125%, 10/01/22 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
      53,900 Total Tax Obligation/Limited                                                                 46,546,693
--------------------------------------------------------------------------------------------------------------------
             Transportation - 9.8%

       6,500 Foothill/Eastern Transportation Corridor Agency,              1/10 at 100.00         AAA      6,633,770
              California, Toll Road Revenue Bonds, Series 1995A, 5.000%,
              1/01/35 - MBIA Insured

       3,255 Foothill/Eastern Transportation Corridor Agency,              1/10 at 101.00         AAA      3,491,573
              California, Toll Road Revenue Refunding Bonds,
              Series 1999, 5.750%, 1/15/40 - MBIA Insured

       2,000 Port of Oakland, California, Revenue Bonds, Series 2000K,     5/10 at 100.00         AAA      2,108,220
              5.750%, 11/01/29 - FGIC Insured (Alternative Minimum Tax)

         625 San Francisco Airports Commission, California, Revenue        5/10 at 101.00         AAA        646,044
              Bonds, San Francisco International Airport, Second Series
              2000, Issue 26B, 5.000%, 5/01/21 - FGIC Insured

       3,470 San Francisco Airports Commission, California, Revenue        5/08 at 101.00         AAA      3,575,939
              Bonds, San Francisco International Airport, Second Series
              Issue 16A, 5.375%, 5/01/16 - FSA Insured (Alternative
              Minimum Tax)

       5,000 San Francisco Airports Commission, California, Revenue        5/11 at 100.00         AAA      5,098,400
              Refunding Bonds, San Francisco International Airport,
              Second Series 2001, Issue 27A, 5.250%, 5/01/31 - MBIA
              Insured (Alternative Minimum Tax)

       1,290 San Francisco Airports Commission, California, Special        1/08 at 101.00         AAA      1,321,476
              Facilities Lease Revenue Bonds, San Francisco
              International Airport, SFO Fuel Company LLC, Series 1997A,
              5.250%, 1/01/22 - AMBAC Insured (Alternative Minimum Tax)

       1,320 San Francisco Airports Commission, California, Special        1/08 at 102.00         AAA      1,387,927
              Facilities Lease Revenue Bonds, San Francisco
              International Airport, SFO Fuel Company LLC, Series 2000A,
              6.100%, 1/01/20 - FSA Insured (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
      23,460 Total Transportation                                                                         24,263,349
--------------------------------------------------------------------------------------------------------------------

----
12

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 19.6% (3)

  $      750 Barstow Redevelopment Agency, California, Tax Allocation        No Opt. Call         AAA $      856,140
              Bonds, Central Redevelopment Project, Series 1994A,
              7.000%, 9/01/14 - MBIA Insured (ETM)

      24,750 California, Various Purpose General Obligation Bonds,         3/10 at 101.00         AAA     26,802,515
              Series 2000, 5.750%, 3/01/27 (Pre-refunded 3/01/10) - MBIA
              Insured

       3,305 Centinela Valley Union High School District, Los Angeles      8/10 at 102.00         AAA      3,486,015
              County, California, General Obligation Bonds, Series
              2002C, 5.200%, 8/01/32 - FGIC Insured (ETM)

       3,195 Desert Community College District, Riverside County,          8/14 at 100.00         AAA      3,437,469
              California, General Obligation Bonds, Series 2004A,
              5.000%, 8/01/23 (Pre-refunded 8/01/14) - MBIA Insured

       6,000 Oakland, California, Insured Revenue Bonds, 1800 Harrison     1/10 at 100.00         AAA      6,474,600
              Foundation - Kaiser Permanente, Series 1999A, 6.000%,
              1/01/29 (Pre-refunded 1/01/10) - AMBAC Insured

       4,570 Sacramento City Unified School District, Sacramento County,   7/09 at 102.00         Aaa      4,969,784
              California, General Obligation Bonds, Series 2000A,
              6.000%, 7/01/29 (Pre-refunded 7/01/09) - FGIC Insured

       2,500 San Bernardino County Transportation Authority, California,     No Opt. Call         AAA      2,612,425
              Limited Sales Tax Revenue Bonds, Series 1992A, 6.000%,
              3/01/10 - FGIC Insured (ETM)
--------------------------------------------------------------------------------------------------------------------
      45,070 Total U.S. Guaranteed                                                                        48,638,948
--------------------------------------------------------------------------------------------------------------------
             Utilities - 6.8%

       1,310 Anaheim Public Finance Authority, California, Second Lien    10/14 at 100.00         AAA      1,405,604
              Electric Distribution Revenue Bonds, Series 2004, 5.250%,
              10/01/17 - MBIA Insured

       5,000 California Pollution Control Financing Authority,             4/11 at 102.00         AAA      5,281,950
              Remarketed Revenue Bonds, Pacific Gas and Electric
              Company, Series 1996A, 5.350%, 12/01/16 - MBIA Insured
              (Alternative Minimum Tax)

       1,000 California Pollution Control Financing Authority, Revenue     9/09 at 101.00         AAA      1,050,760
              Refunding Bonds, Southern California Edison Company,
              Series 1999B, 5.450%, 9/01/29 - MBIA Insured

         595 Merced Irrigation District, California, Electric System       9/15 at 100.00         AAA        617,140
              Revenue Bonds, Series 2005, 5.125%, 9/01/31 -  XLCA Insured

       3,500 Northern California Power Agency, Revenue Refunding Bonds,    7/08 at 101.00         AAA      3,612,910
              Hydroelectric Project 1, Series 1998A, 5.125%,
              7/01/23 - MBIA Insured

       1,950 Salinas Valley Solid Waste Authority, California, Revenue     8/12 at 100.00         AAA      2,009,339
              Bonds, Series 2002, 5.250%, 8/01/27 - AMBAC Insured
              (Alternative Minimum Tax)

       2,700 Santa Clara, California, Subordinate Electric Revenue         7/13 at 100.00         AAA      2,797,578
              Bonds, Series 2003A, 5.000%, 7/01/23 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
      16,055 Total Utilities                                                                              16,775,281
--------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 7.2%

       3,070 California Special District Finance Program, Certificates     9/10 at 100.00         AAA      3,197,466
              of Participation, Water and Wastewater Revenue Bonds,
              Jurupa Community Services District, Series 2001NN, 5.250%,
              9/01/32 - MBIA Insured

         400 Healdsburg Public Financing Authority, California,            4/16 at 100.00         AAA        412,356
              Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36
              (WI/DD, Settling 6/06/06) - MBIA Insured

       2,850 Metropolitan Water District of Southern California, Water     1/08 at 101.00         AAA      2,887,620
              Revenue Bonds, Series 1997A, 5.000%, 7/01/37 - FGIC Insured

       6,000 Orange County Sanitation District, California, Certificates   8/13 at 100.00         AAA      6,150,240
              of Participation, Series 2003, 5.000%, 2/01/33 - FGIC
              Insured

       1,000 Orange County Water District, California, Revenue             2/15 at 100.00         AAA      1,034,530
              Certificates of Participation, Series 2005B,
              5.000%, 8/15/24 - MBIA Insured

       1,500 Sacramento County Sanitation District Financing Authority,   12/14 at 100.00         AAA      1,571,385
              California, Revenue Bonds, Series 2004A, 5.000%,
              12/01/21 - AMBAC Insured

       2,500 Westlands Water District, California, Revenue Certificates    3/15 at 100.00         AAA      2,563,050
              of Participation, Series 2005A, 5.000%, 9/01/30 - MBIA
              Insured
--------------------------------------------------------------------------------------------------------------------
      17,320 Total Water and Sewer                                                                        17,816,647
--------------------------------------------------------------------------------------------------------------------
  $  246,480 Total Investments (cost $233,502,392) - 98.7%                                            $  244,505,880
--------------------------------------------------------------------------------------------------------------------
------------

----
13

Portfolio of Investments (Unaudited)
NUVEEN CALIFORNIA INSURED MUNICIPAL BOND FUND (continued)
May 31, 2006

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions (1) Ratings (2)          Value
-------------------------------------------------------------------------------------------------------------------

             Other Assets Less Liabilities - 1.3%                                                    $    3,120,533
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                       $  247,626,413
             -----------------------------------------------------------------------------------------------------

           Primarily all of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
            (3) Backed by an escrow or trust containing sufficient U.S.
                Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
          WI/DD  Purchased on a when-issued or delayed delivery basis.
          (ETM) Escrowed to maturity.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At May 31, 2006, the cost of investments was $233,328,329.

           Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $11,736,590
       Depreciation                                               (559,039)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $11,177,551
     ----------------------------------------------------------------------

----
14

Portfolio of Investments (Unaudited)
NUVEEN CONNECTICUT MUNICIPAL BOND FUND
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.7%

   $   4,635 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00         BBB $     4,719,867
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 18.9%

       1,540 Connecticut Health and Educational Facilities Authority,      7/13 at 100.00         AAA       1,585,738
              Revenue Bonds, Brunswick School, Series 2003B, 5.000%,
              7/01/33 - MBIA Insured

       1,490 Connecticut Health and Educational Facilities Authority,      7/08 at 101.00          AA       1,519,219
              Revenue Bonds, Canterbury School, Series 1998A, 5.000%,
              7/01/18 - RAAI Insured

         750 Connecticut Health and Educational Facilities Authority,      7/10 at 101.00         AAA         807,990
              Revenue Bonds, Connecticut College, Series 2000D, 5.750%,
              7/01/30 - MBIA Insured

       1,000 Connecticut Health and Educational Facilities Authority,        No Opt. Call         AAA       1,073,020
              Revenue Bonds, Connecticut State University System, Series
              2003F, 5.000%, 11/01/13 - FSA Insured

             Connecticut Health and Educational Facilities Authority,
             Revenue Bonds, Connecticut State University System, Series
             2005H:
       1,100  5.000%, 11/01/17 - FSA Insured                              11/15 at 100.00         AAA       1,170,290
       4,700  5.000%, 11/01/18 - FSA Insured                              11/15 at 100.00         AAA       4,987,922

         925 Connecticut Health and Educational Facilities Authority,      3/11 at 101.00         AAA         948,375
              Revenue Bonds, Greenwich Academy, Series 2001B, 5.000%,
              3/01/32 - FSA Insured

       2,000 Connecticut Health and Educational Facilities Authority,      7/09 at 101.00         Aaa       2,114,600
              Revenue Bonds, Horace Bushnell Memorial Hall, Series
              1999A, 5.625%, 7/01/29 - MBIA Insured

         650 Connecticut Health and Educational Facilities Authority,      1/15 at 100.00         Aaa         689,293
              Revenue Bonds, Kent School, Series 2004D, 5.000%,
              7/01/16 - MBIA Insured

         900 Connecticut Health and Educational Facilities Authority,      7/11 at 101.00          A2         943,101
              Revenue Bonds, Loomis Chaffee School, Series 2001E,
              5.250%, 7/01/21

       1,000 Connecticut Health and Educational Facilities Authority,        No Opt. Call         Aaa       1,091,230
              Revenue Bonds, Loomis Chaffee School, Series 2005F,
              5.250%, 7/01/18 - AMBAC Insured

       1,125 Connecticut Health and Educational Facilities Authority,      7/08 at 101.00          AA       1,137,780
              Revenue Bonds, Sacred Heart University, Series 1998E,
              5.000%, 7/01/28 - RAAI Insured

       1,000 Connecticut Health and Educational Facilities Authority,      7/07 at 102.00         AAA       1,035,120
              Revenue Bonds, Suffield Academy, Series 1997A, 5.400%,
              7/01/27 - MBIA Insured

       2,250 Connecticut Health and Educational Facilities Authority,      7/11 at 101.00         AAA       2,319,570
              Revenue Bonds, Trinity College, Series 2001G, 5.000%,
              7/01/31 - AMBAC Insured

         650 Connecticut Health and Educational Facilities Authority,      4/14 at 100.00         AAA         686,907
              Revenue Bonds, Trinity College, Series 2004H, 5.000%,
              7/01/17 - MBIA Insured

             Connecticut Health and Educational Facilities Authority,
             Revenue Bonds, University of Hartford, Series 2002E:
       1,000  5.500%, 7/01/22 - RAAI Insured                               7/12 at 101.00          AA       1,074,930
       6,000  5.250%, 7/01/32 - RAAI Insured                               7/12 at 101.00          AA       6,237,179

       4,500 Connecticut Health and Educational Facilities Authority,      7/09 at 100.00         AAA       4,632,165
              Revenue Bonds, Yale University, Series 2002W, 5.125%,
              7/01/27

         790 Connecticut Higher Education Supplemental Loan Authority,    11/11 at 100.00         Aaa         816,623
              Revenue Bonds, Family Education Loan Program, Series
              2001A, 5.250%, 11/15/18 - MBIA Insured (Alternative
              Minimum Tax)

             University of Connecticut, General Obligation Bonds, Series
             2004A:
       7,000  5.000%, 1/15/13 - MBIA Insured                                 No Opt. Call         AAA       7,475,999
       1,435  5.000%, 1/15/16 - MBIA Insured                               1/14 at 100.00         AAA       1,522,994

       2,670 University of Connecticut, General Obligation Bonds, Series   2/15 at 100.00         AAA       2,836,848
              2005A, 5.000%, 2/15/17 - FSA Insured

       1,605 University of Connecticut, General Obligation Bonds, Series   2/16 at 100.00         AAA       1,690,033
              2006A, 5.000%, 2/15/23 - FGIC Insured

       2,160 University of Connecticut, Student Fee Revenue Bonds,         5/12 at 100.00         AA-       2,298,845
              Series 2002A, 5.250%, 5/15/18

       3,120 University of Connecticut, Student Fee Revenue Refunding     11/12 at 101.00         AAA       3,347,105
              Bonds, Series 2002A, 5.250%, 11/15/20 - FGIC Insured
---------------------------------------------------------------------------------------------------------------------
      51,360 Total Education and Civic Organizations                                                       54,042,876
---------------------------------------------------------------------------------------------------------------------

----
15

Portfolio of Investments (Unaudited)
NUVEEN CONNECTICUT MUNICIPAL BOND FUND (continued)
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Health Care - 6.0%

   $   2,000 Connecticut Health and Educational Facilities Authority,      7/06 at 100.00         AAA $     2,004,680
              Revenue Bonds, Bridgeport Hospital Issue, Series 1992A,
              6.625%, 7/01/18 - MBIA Insured

       2,000 Connecticut Health and Educational Facilities Authority,      7/12 at 101.00          AA       2,113,460
              Revenue Bonds, Bristol Hospital, Series 2002B, 5.500%,
              7/01/32 - RAAI Insured

       1,500 Connecticut Health and Educational Facilities Authority,     11/09 at 101.00         AAA       1,599,990
              Revenue Bonds, Catholic Health East, Series 1999F, 5.750%,
              11/15/29 - MBIA Insured

             Connecticut Health and Educational Facilities Authority,
             Revenue Bonds, Danbury Hospital, Series 1999G:
         500  5.700%, 7/01/22 - AMBAC Insured                              7/09 at 101.00         AAA         529,220
       1,000  5.625%, 7/01/25 - AMBAC Insured                              7/09 at 101.00         AAA       1,057,300

         695 Connecticut Health and Educational Facilities Authority,      7/10 at 101.00          AA         747,466
              Revenue Bonds, Eastern Connecticut Health Network, Series
              2000A, 6.000%, 7/01/25 - RAAI Insured

             Connecticut Health and Educational Facilities Authority,
             Revenue Bonds, Hospital for Special Care, Series 1997B:
       1,000  5.375%, 7/01/17                                              7/07 at 102.00         BB+       1,007,420
       3,500  5.500%, 7/01/27                                              7/07 at 102.00         BB+       3,471,790

         800 Connecticut Health and Educational Facilities Authority,      7/06 at 100.00         AAA         815,560
              Revenue Bonds, New Britain General Hospital Issue, Series
              1994B, 6.000%, 7/01/24 - AMBAC Insured

       1,000 Connecticut Health and Educational Facilities Authority,      7/09 at 101.00         Aaa       1,035,340
              Revenue Bonds, Stamford Hospital, Series 1999G, 5.000%,
              7/01/18 - MBIA Insured

       2,725 Connecticut Health and Educational Facilities Authority,      7/09 at 101.00          AA       2,871,033
              Revenue Bonds, Waterbury Hospital, Series 1999C, 5.750%,
              7/01/20 - RAAI Insured
---------------------------------------------------------------------------------------------------------------------
      16,720 Total Health Care                                                                             17,253,259
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.9%

       1,890 Bridgeport Housing Authority, Connecticut, Multifamily       12/09 at 102.00         N/R       2,011,905
              Housing Revenue Bonds, Stratfield Apartments, Series 1999,
              7.250%, 12/01/24 (Alternative Minimum Tax)

       2,000 Connecticut Housing Finance Authority, Housing Mortgage      12/09 at 100.00         AAA       2,065,040
              Finance Program Bonds, Series 1999D-2, 6.200%, 11/15/41
              (Alternative Minimum Tax)

       1,405 New Britain Senior Citizens Housing Development               7/06 at 100.00         AAA       1,407,529
              Corporation, Connecticut, FHA-Insured Section 8 Assisted
              Mortgage Revenue Refunding Bonds, Nathan Hale Apartments,
              Series 1992A, 6.875%, 7/01/24

          65 Stamford Housing Authority, Connecticut, Multifamily         12/28 at 100.00          A-          65,573
              Housing Revenue Bonds, Fairfield Apartments, Series 1998,
              4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative
              Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       5,360 Total Housing/Multifamily                                                                      5,550,047
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.7%

       1,595 Connecticut Housing Finance Authority, Housing Mortgage      11/10 at 100.00         AAA       1,620,281
              Finance Program Bonds, Series 2001C, 5.300%, 11/15/33
              (Alternative Minimum Tax)

             Connecticut Housing Finance Authority, Subordinate Lien
             Single Family Housing Mortgage Finance Program Bonds,
             Series 2006A-1:
       1,610  4.700%, 11/15/26 (Alternative Minimum Tax)                  11/15 at 100.00         AAA       1,592,644
       1,735  4.800%, 11/15/31 (Alternative Minimum Tax)                  11/15 at 100.00         AAA       1,718,101
---------------------------------------------------------------------------------------------------------------------
       4,940 Total Housing/Single Family                                                                    4,931,026
---------------------------------------------------------------------------------------------------------------------
             Industrials - 2.2%

       5,250 Connecticut Resource Recovery Authority, Revenue Bonds,      11/06 at 100.00        Baa2       5,294,099
              American Ref-Fuel Company of Southeastern Connecticut LP,
              Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)

       1,000 Connecticut Resource Recovery Authority, Revenue Bonds,      12/11 at 102.00        Baa2       1,024,980
              American Ref-Fuel Company of Southeastern Connecticut LP,
              Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       6,250 Total Industrials                                                                              6,319,079
---------------------------------------------------------------------------------------------------------------------

----
16

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 5.9%

             Connecticut Development Authority, First Mortgage Gross
             Revenue Refunding Healthcare Bonds, Church Homes
             Inc. - Congregational Avery Heights, Series 1997:
   $   1,700  5.700%, 4/01/12                                              4/07 at 102.00        BBB- $     1,737,468
       2,560  5.800%, 4/01/21                                              4/07 at 102.00        BBB-       2,593,715

             Connecticut Development Authority, First Mortgage Gross
             Revenue Refunding Healthcare Bonds, Connecticut Baptist
             Homes Inc., Series 1999:
       1,000  5.500%, 9/01/15 - RAAI Insured                               9/09 at 102.00          AA       1,054,160
         500  5.625%, 9/01/22 - RAAI Insured                               9/09 at 102.00          AA         529,995

       1,875 Connecticut Development Authority, First Mortgage Gross      12/06 at 103.00        BBB+       1,907,363
              Revenue Refunding Healthcare Bonds, Elim Park Baptist Home
              Inc., Series 1998A, 5.375%, 12/01/18

       1,000 Connecticut Development Authority, First Mortgage Gross      12/09 at 102.00         N/R       1,087,750
              Revenue Refunding Healthcare Bonds, Mary Wade Home Inc.,
              Series 1999A, 6.375%, 12/01/18

             Connecticut Development Authority, Revenue Refunding Bonds,
             Duncaster Inc., Series 1999A:
       2,200  5.250%, 8/01/19 - RAAI Insured                               2/10 at 102.00          AA       2,281,334
       3,910  5.375%, 8/01/24 - RAAI Insured                               2/10 at 102.00          AA       4,073,203

       1,000 Connecticut Health and Educational Facilities Authority,      8/08 at 102.00         AAA       1,023,140
              FHA-Insured Mortgage Revenue Bonds, Hebrew Home and
              Hospital, Series 1999B, 5.200%, 8/01/38

         500 Connecticut Housing Finance Authority, Group Home Mortgage    6/10 at 102.00         AAA         526,990
              Finance Program Special Obligation Bonds, Series 2000GH-5,
              5.850%, 6/15/30 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
      16,245 Total Long-Term Care                                                                          16,815,118
---------------------------------------------------------------------------------------------------------------------
             Materials - 0.4%

       1,000 Sprague, Connecticut, Environmental Improvement Revenue      10/07 at 102.00         BBB       1,029,670
              Bonds, International Paper Company, Series 1997A, 5.700%,
              10/01/21 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 18.3%

       2,800 Bridgeport, Connecticut, General Obligation Bonds, Series     3/07 at 101.00         AAA       2,858,100
              1997A, 5.250%, 3/01/17 - AMBAC Insured

       1,500 Bridgeport, Connecticut, General Obligation Refunding         8/12 at 100.00         Aaa       1,610,130
              Bonds, Series 2002A, 5.375%, 8/15/19 - FGIC Insured

         325 Canterbury, Connecticut, General Obligation Bonds, Series       No Opt. Call          A3         355,183
              1989, 7.200%, 5/01/09

         395 Colchester, Connecticut, General Obligation Bonds, Series     6/11 at 102.00         Aaa         431,411
              2001, 5.500%, 6/15/14 - FGIC Insured

       1,000 Connecticut, General Obligation Bonds, Series 2001D,         11/11 at 100.00          AA       1,038,820
              5.000%, 11/15/20

       1,000 Connecticut, General Obligation Bonds, Series 2002D,         11/12 at 100.00          AA       1,072,830
              5.375%, 11/15/21

       3,330 Connecticut, General Obligation Bonds, Series 2004C,          4/14 at 100.00         AAA       3,477,819
              5.000%, 4/01/23 - FGIC Insured

       1,090 Connecticut, General Obligation Bonds, Series 2004D,            No Opt. Call         AAA       1,167,902
              5.000%, 12/01/13 - MBIA Insured

       5,500 Connecticut, General Obligation Bonds, Series 2006A,         12/16 at 100.00          AA       5,644,484
              4.750%, 12/15/24

       5,000 Connecticut, General Obligation Residual Certificates,          No Opt. Call         Aa2       6,594,849
              Series 514, 9.091%, 12/15/14 (IF)

         545 East Lyme, Connecticut, General Obligation Bonds, Series      7/11 at 102.00         Aaa         578,218
              2001, 5.000%, 7/15/16 - FGIC Insured

         200 Glastonbury, Connecticut, General Obligation Bonds, Series      No Opt. Call         Aa1         201,420
              1988, 7.200%, 8/15/06

             Hartford, Connecticut, General Obligation Bonds, Series
             2005A:
       1,195  5.000%, 8/01/20 - FSA Insured                                8/15 at 100.00         AAA       1,256,363
         595  5.000%, 8/01/21 - FSA Insured                                8/15 at 100.00         AAA         624,637
       1,210  4.375%, 8/01/24 - FSA Insured                                8/15 at 100.00         AAA       1,185,413

       1,265 New Haven, Connecticut, General Obligation Bonds, Series     11/10 at 101.00         AAA       1,319,382
              2001A, 5.000%, 11/01/20 - FGIC Insured

         100 New London, Connecticut, General Obligation Bonds, Series       No Opt. Call          A+         105,116
              1988, 7.300%, 12/01/07

             North Haven, Connecticut, General Obligation Bonds, Series
             2006:
       1,200  5.000%, 7/15/20                                                No Opt. Call         Aa2       1,294,116
       1,455  5.000%, 7/15/21                                                No Opt. Call         Aa2       1,569,843
         485  5.000%, 7/15/24                                                No Opt. Call         Aa2         524,537

         975 Northern Mariana Islands, General Obligation Bonds, Series    6/10 at 100.00           A       1,022,434
              2000A, 6.000%, 6/01/20 - ACA Insured

----
17

Portfolio of Investments (Unaudited)
NUVEEN CONNECTICUT MUNICIPAL BOND FUND (continued)
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             Old Saybrook, Connecticut, General Obligation Bonds, Series
             1989:
   $     160  7.400%, 5/01/08                                                No Opt. Call         Aa3 $       170,602
         160  7.400%, 5/01/09                                                No Opt. Call         Aa3         176,098

             Old Saybrook, Connecticut, General Obligation Bonds, Series
             1991:
         275  6.500%, 2/15/10 - AMBAC Insured                                No Opt. Call         AAA         301,067
         270  6.500%, 2/15/11 - AMBAC Insured                                No Opt. Call         AAA         301,541

       3,700 Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series        No Opt. Call         AAA       4,852,957
              2001, 8.621%, 7/01/19 - FSA Insured (IF)

         420 Regional School District 15, Connecticut, General             8/10 at 101.00         Aaa         435,998
              Obligation Bonds, Series 2002, 5.000%, 8/15/22 - FSA
              Insured

             Regional School District 16, Beacon Falls and Prospect,
             Connecticut, General Obligation Bonds, Series 2000:
         650  5.500%, 3/15/18 - FSA Insured                                3/10 at 101.00         Aaa         691,951
         650  5.625%, 3/15/19 - FSA Insured                                3/10 at 101.00         Aaa         695,259
         650  5.700%, 3/15/20 - FSA Insured                                3/10 at 101.00         Aaa         697,385

       1,460 Regional School District 8, Andover, Hebron and               5/11 at 101.00         Aaa       1,520,809
              Marlborough, Connecticut, General Obligation Bonds, Series
              2002, 5.000%, 5/01/21 - FSA Insured

       2,050 Stratford, Connecticut, General Obligation Bonds, Series      2/12 at 100.00         AAA       2,043,850
              2002, 4.000%, 2/15/16 - FSA Insured

             Suffield, Connecticut, General Obligation Bonds, Series
             2005:
         600  5.000%, 6/15/17                                                No Opt. Call          AA         645,342
         600  5.000%, 6/15/19                                                No Opt. Call          AA         647,490

             Watertown, Connecticut, General Obligation Bonds, Series
             2005:
       1,055  5.000%, 8/01/14 - MBIA Insured                                 No Opt. Call         Aaa       1,127,225
       1,060  5.000%, 8/01/15 - MBIA Insured                                 No Opt. Call         Aaa       1,133,235

       2,170 West Hartford, Connecticut, General Obligation Bonds,        10/15 at 100.00         AAA       2,327,043
              Series 2005B, 5.000%, 10/01/17

             Winchester, Connecticut, General Obligation Bonds, Series
             1990:
         140  6.750%, 4/15/07                                                No Opt. Call          A2         143,594
         140  6.750%, 4/15/08                                                No Opt. Call          A2         147,504
         140  6.750%, 4/15/09                                                No Opt. Call          A2         151,269
         140  6.750%, 4/15/10                                                No Opt. Call          A2         154,813
---------------------------------------------------------------------------------------------------------------------
      47,655 Total Tax Obligation/General                                                                  52,298,039
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 12.1%

         825 Connecticut Health and Educational Facilities Authority,      7/08 at 102.00         AAA         838,811
              Revenue Bonds, Child Care Facilities Program, Series
              1998A, 5.000%, 7/01/28 - AMBAC Insured

       2,895 Connecticut Health and Educational Facilities Authority,      7/08 at 105.00           A       3,129,640
              Revenue Bonds, New Opportunities for Waterbury Inc.,
              Series 1998A, 6.750%, 7/01/28

       4,365 Connecticut Health and Educational Facilities Authority,     11/06 at 102.00          AA       4,485,474
              Revenue Bonds, Nursing Home Program - 3030 Park Fairfield
              Health Center, Series 1996, 6.250%, 11/01/21

             Connecticut Health and Educational Facilities Authority,
             Revenue Bonds, Nursing Home Program - St. Camillus Health
             Center, Series 1994:
       1,910  6.250%, 11/01/18                                            11/06 at 100.00          AA       1,941,133
       3,525  6.250%, 11/01/18 - AMBAC Insured                            11/06 at 100.00         AAA       3,560,074

       4,710 Connecticut Health and Educational Facilities Authority,     11/06 at 100.00         AAA       4,756,535
              Revenue Bonds, Nursing Home Program - St. Joseph's Manor,
              Series 1994, 6.250%, 11/01/16 - AMBAC Insured

             Connecticut, Certificates of Participation, Juvenile
             Training School, Series 2001:
       1,275  5.000%, 12/15/20                                            12/11 at 101.00         AA-       1,318,401
       1,000  5.000%, 12/15/30                                            12/11 at 101.00         AA-       1,023,770

       1,150 Connecticut, Special Tax Obligation Transportation              No Opt. Call         AA-       1,262,746
              Infrastructure Purpose Bonds, Series 1992B, 6.125%, 9/01/12

       4,000 Connecticut, Special Tax Obligation Transportation           12/12 at 100.00         AAA       4,195,440
              Infrastructure Purpose Bonds, Series 2002B, 5.000%,
              12/01/20 - AMBAC Insured

----
18

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

   $   1,000 Connecticut, Special Tax Obligation Transportation            1/14 at 100.00         AAA     $     1,041,900
              Infrastructure Purpose Bonds, Series 2003B, 5.000%,
              1/01/23 - FGIC Insured

       4,650 Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%,   8/15 at 100.00         AAA           4,949,646
              8/01/16 - FSA Insured

       2,000 Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00         BBB           2,191,240
              Taxes Loan Note, Series 1999A, 6.500%, 10/01/24
-------------------------------------------------------------------------------------------------------------------------
      33,305 Total Tax Obligation/Limited                                                                      34,694,810
-------------------------------------------------------------------------------------------------------------------------
             Transportation - 1.4%

       2,100 Connecticut, General Airport Revenue Bonds, Bradley           4/11 at 101.00         AAA           2,144,289
              International Airport, Series 2001A, 5.125%,
              10/01/26 - FGIC Insured (Alternative Minimum Tax)

       1,360 New Haven, Connecticut, Revenue Refunding Bonds, Air Rights     No Opt. Call         AAA           1,490,342
              Parking Facility, Series 2002, 5.375%, 12/01/14 - AMBAC
              Insured

         250 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00         CCC             226,990
              Bonds, American Airlines Inc., Series 1996A, 6.250%,
              6/01/26 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
       3,710 Total Transportation                                                                               3,861,621
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 15.0% (3)

       1,000 Bridgeport, Connecticut, General Obligation Bonds, Series     7/10 at 101.00         AAA           1,095,050
              2000A, 6.000%, 7/15/19 (Pre-refunded 7/15/10) - FGIC
              Insured

       1,440 Bridgeport, Connecticut, General Obligation Bonds, Series     9/13 at 100.00         AAA           1,562,890
              2003A, 5.250%, 9/15/22 (Pre-refunded 9/15/13) - FSA Insured

             Cheshire, Connecticut, General Obligation Bonds, Series
             1999:
         660  5.625%, 10/15/18 (Pre-refunded 10/15/09)                    10/09 at 101.00         Aa3 (3)         706,860
         660  5.625%, 10/15/19 (Pre-refunded 10/15/09)                    10/09 at 101.00         Aa3 (3)         706,860

       1,305 Connecticut Health and Educational Facilities Authority,      7/10 at 101.00          AA (3)       1,426,117
              Revenue Bonds, Eastern Connecticut Health Network, Series
              2000A, 6.000%, 7/01/25 (Pre-refunded 7/01/10) - RAAI
              Insured

       1,550 Connecticut Health and Educational Facilities Authority,      7/06 at 102.00         AAA           1,583,868
              Revenue Bonds, Greenwich Hospital, Series 1996A, 5.800%,
              7/01/26 (Pre-refunded 7/01/06) - MBIA Insured

             Connecticut Health and Educational Facilities Authority,
             Revenue Bonds, Loomis Chaffee School, Series 2001D:
       1,000  5.500%, 7/01/23 (Pre-refunded 7/01/11)                       7/11 at 101.00          A2 (3)       1,088,800
         500  5.250%, 7/01/31 (Pre-refunded 7/01/11)                       7/11 at 101.00          A2 (3)         538,660

       1,250 Connecticut Health and Educational Facilities Authority,      7/06 at 100.00         AAA           1,502,875
              Revenue Bonds, Lutheran General Healthcare
              System - Parkside Lodges Projects, Series 1989, 7.375%,
              7/01/19 (ETM)

       2,500 Connecticut, General Obligation Bonds, Series 2002A,          4/12 at 100.00          AA (3)       2,703,050
              5.375%, 4/15/19 (Pre-refunded 4/15/12)

       2,000 Connecticut, General Obligation Bonds, Series 2002B,          6/12 at 100.00          AA (3)       2,179,300
              5.500%, 6/15/21 (Pre-refunded 6/15/12)

       1,500 Connecticut, Special Tax Obligation Transportation            7/12 at 100.00         AAA           1,625,070
              Infrastructure Purpose Bonds, Series 2002A, 5.375%,
              7/01/18 (Pre-refunded 7/01/12) - FSA Insured

         470 East Lyme, Connecticut, General Obligation Bonds, Series      7/11 at 102.00         Aaa             504,968
              2001, 5.000%, 7/15/16 (Pre-refunded 7/15/11)  - FGIC
              Insured

       1,000 Hartford, Connecticut, Parking System Revenue Bonds, Series   7/10 at 100.00        Baa2 (3)       1,099,410
              2000A, 6.500%, 7/01/25 (Pre-refunded 7/01/10)

         365 New Haven, Connecticut, General Obligation Bonds, Series     11/11 at 100.00         AAA             385,612
              2001A, 5.000%, 11/01/20 (Pre-refunded 11/01/11) - FGIC
              Insured

       1,000 Puerto Rico Highway and Transportation Authority, Highway     7/10 at 101.00         AAA           1,085,800
              Revenue Bonds, Series 2000B, 5.750%, 7/01/19 (Pre-refunded
              7/01/10) - MBIA Insured

             Puerto Rico Infrastructure Financing Authority, Special
             Obligation Bonds, Series 2000A:
       2,540  5.500%, 10/01/32                                            10/10 at 101.00         AAA           2,709,875
       4,500  5.500%, 10/01/40                                            10/10 at 101.00         AAA           4,799,115

       1,595 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00         AAA           1,662,628
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
              (Pre-refunded 7/01/10)

----
19

Portfolio of Investments (Unaudited)
NUVEEN CONNECTICUT MUNICIPAL BOND FUND (continued)
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (3) (continued)

   $   2,105 Stamford, Connecticut, General Obligation Bonds, Series       8/12 at 100.00         AAA     $     2,242,162
              2002, 5.000%, 8/15/15 (Pre-refunded 8/15/12)

         135 University of Connecticut, General Obligation Bonds, Series   3/10 at 101.00         AAA             144,863
              2000A, 5.550%, 3/01/18 (Pre-refunded 3/01/10) - FGIC
              Insured

       1,500 University of Connecticut, General Obligation Bonds, Series   4/11 at 101.00          AA (3)       1,612,110
              2001A, 5.250%, 4/01/20 (Pre-refunded 4/01/11)

             University of Connecticut, General Obligation Bonds, Series
             2002A:
       3,065  5.375%, 4/01/17 (Pre-refunded 4/01/12)                       4/12 at 100.00          AA (3)       3,312,775
       1,000  5.375%, 4/01/18 (Pre-refunded 4/01/12)                       4/12 at 100.00          AA (3)       1,080,840
       1,000  5.375%, 4/01/19 (Pre-refunded 4/01/12)                       4/12 at 100.00          AA (3)       1,080,840

         500 University of Connecticut, Special Obligation Student Fee    11/10 at 101.00         AAA             545,555
              Revenue Bonds, Series 2000A, 5.750%, 11/15/29
              (Pre-refunded 11/15/10) - FGIC Insured

             Waterbury, Connecticut, General Obligation Bonds, Series
             2002A:
       1,500  5.375%, 4/01/16 (Pre-refunded 4/01/12) - FSA Insured         4/12 at 100.00         AAA           1,621,260
       1,090  5.375%, 4/01/17 (Pre-refunded 4/01/12) - FSA Insured         4/12 at 100.00         AAA           1,178,116

         910 Waterbury, Connecticut, General Obligation Tax Revenue        2/09 at 101.00          AA (3)         972,035
              Intercept Bonds, Series 2000, 6.000%, 2/01/18
              (Pre-refunded 2/01/09) - RAAI Insured
-------------------------------------------------------------------------------------------------------------------------
      39,640 Total U.S. Guaranteed                                                                             42,757,364
-------------------------------------------------------------------------------------------------------------------------
             Utilities - 6.3%

       3,800 Bristol Resource Recovery Facility Operating Committee,         No Opt. Call         AAA           4,029,596
              Connecticut, Solid Waste Revenue Bonds, Covanta Bristol
              Inc., Series 2005, 5.000%, 7/01/12 - AMBAC Insured

       2,025 Connecticut Development Authority, Pollution Control         10/08 at 102.00        Baa1           2,129,733
              Revenue Refunding Bonds, Connecticut Light and Power
              Company, Series 1993A, 5.850%, 9/01/28

             Eastern Connecticut Resource Recovery Authority, Solid
             Waste Revenue Bonds, Wheelabrator Lisbon Project, Series
             1993A:
       1,370  5.500%, 1/01/14 (Alternative Minimum Tax)                    7/06 at 100.00         BBB           1,377,261
       2,415  5.500%, 1/01/20 (Alternative Minimum Tax)                    7/06 at 100.00         BBB           2,414,565

             Guam Power Authority, Revenue Bonds, Series 1999A:
       2,280  5.125%, 10/01/29 - MBIA Insured                             10/09 at 101.00         AAA           2,371,793
       1,000  5.125%, 10/01/29 - AMBAC Insured                            10/09 at 101.00         AAA           1,040,260

       4,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,      No Opt. Call         AAA           4,729,000
              TICS, Series 2002-1, 6.917%, 7/01/20 -  MBIA Insured (IF)
-------------------------------------------------------------------------------------------------------------------------
      16,890 Total Utilities                                                                                   18,092,208
-------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 6.8%

       1,750 Connecticut Development Authority, Water Facilities Revenue   4/07 at 102.00           A           1,806,070
              Bonds, Bridgeport Hydraulic Company, Series 1995, 6.150%,
              4/01/35 (Alternative Minimum Tax)

       1,550 Connecticut, State Revolving Fund General Revenue Bonds,     10/13 at 100.00         AAA           1,642,737
              Series 2003A, 5.000%, 10/01/16

             Greater New Haven Water Pollution Control Authority,
             Connecticut, Regional Wastewater System Revenue Bonds,
             Series 2005A:
       1,685  5.000%, 11/15/17 - MBIA Insured                             11/15 at 100.00         AAA           1,788,998
       1,440  5.000%, 11/15/30 - MBIA Insured                             11/15 at 100.00         AAA           1,499,990
       4,670  5.000%, 8/15/35 - MBIA Insured                              11/15 at 100.00         AAA           4,846,293

             South Central Connecticut Regional Water Authority, Water
             System Revenue Bonds, Eighteenth Series 2003A:
       3,000  5.000%, 8/01/20 - MBIA Insured                               8/13 at 100.00         AAA           3,128,370
       3,955  5.000%, 8/01/33 - MBIA Insured                               8/13 at 100.00         AAA           4,073,531

         550 Stamford, Connecticut, Water Pollution Control System and    11/13 at 100.00         AA+             566,715
              Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32
-------------------------------------------------------------------------------------------------------------------------
      18,600 Total Water and Sewer                                                                             19,352,704
-------------------------------------------------------------------------------------------------------------------------
   $ 266,310 Total Investments (cost $273,449,250) - 98.6%                                                    281,717,688
-------------------------------------------------------------------------------------------------------------------------
------------

----
20

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.4%                                                    $     3,880,748
             ------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                       $   285,598,436
             ------------------------------------------------------------------------------------------------------

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
           (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
           N/R Not rated.
         (ETM) Escrowed to maturity.
          (IF) Inverse floating rate investment.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At May 31, 2006, the cost of investments was $273,281,583.

           Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $ 9,919,260
       Depreciation                                             (1,483,155)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $ 8,436,105
     ----------------------------------------------------------------------

----
21

Portfolio of Investments (Unaudited)
NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.9%

 $     1,500 Boston Industrial Development Financing Authority,            9/12 at 102.00         Ba3 $     1,535,925
              Massachusetts, Senior Revenue Bonds, Crosstown Center
              Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum
              Tax)
---------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.6%

         900 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00         BBB         916,479
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 11.4%

       1,135 Massachusetts Development Finance Agency, Revenue Bonds,     10/15 at 100.00         AAA       1,162,569
              Boston University, Series 2005T-1, 5.000%, 10/01/39 -
              AMBAC Insured

       1,800 Massachusetts Development Finance Agency, Revenue Bonds,      9/15 at 100.00         AAA       1,840,680
              Western New England College, Series 2005A, 5.000%, 9/01/33
              - AGC Insured

       1,500 Massachusetts Development Finance Agency, Revenue Bonds,     10/15 at 100.00         Aaa       1,534,155
              Williston Northampton School, Series 2005B, 5.000%,
              10/01/37 - XLCA Insured

       3,000 Massachusetts Development Finance Authority, Revenue Bonds,   3/09 at 101.00           A       3,064,770
              Curry College, Series 1999A, 5.500%, 3/01/29 - ACA Insured

          50 Massachusetts Development Finance Authority, Revenue Bonds,   7/13 at 101.00        Baa1          55,481
              Massachusetts College of Pharmacy and Allied Health
              Sciences, Series 2003C, 6.375%, 7/01/23

       3,075 Massachusetts Development Finance Authority, Revenue Bonds,   7/15 at 100.00         AAA       3,153,874
              Massachusetts College of Pharmacy and Allied Health
              Sciences, Series 2005D, 5.000%, 7/01/27 - AGC Insured

         750 Massachusetts Development Finance Authority, Revenue Bonds,   9/13 at 100.00         AA-         783,825
              Milton Academy, Series 2003A, 5.000%, 9/01/19

         895 Massachusetts Educational Finance Authority, Educational      1/12 at 100.00         AAA         911,754
              Loan Revenue Bonds, Series 2002E, 5.000%, 1/01/13 - AMBAC
              Insured (Alternative Minimum Tax)

       1,000 Massachusetts Health and Educational Facilities Authority,      No Opt. Call         AA-       1,087,500
              Revenue Bonds, Boston College, Series 1993K, 5.375%,
              6/01/14

       1,000 Massachusetts Health and Educational Facilities Authority,      No Opt. Call         AAA       1,093,190
              Revenue Bonds, Massachusetts Institute of Technology,
              Series 2004M, 5.250%, 7/01/15

         500 Massachusetts Health and Educational Facilities Authority,    7/13 at 100.00         AA+         516,685
              Revenue Bonds, Wellesley College, Series 2003H, 5.000%,
              7/01/26

         500 Massachusetts Health and Educational Facilities Authority,    7/13 at 100.00         AA+         519,305
              Revenue Bonds, Williams College, Series 2003H, 5.000%,
              7/01/21

         425 Puerto Rico Industrial, Tourist, Educational, Medical and     2/09 at 101.00        BBB-         433,300
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, Ana G. Mendez University
              System, Series 1999, 5.375%, 2/01/19

             University of Massachusetts Building Authority, Senior Lien
             Project Revenue Bonds, Series 2005-1:
       1,495  5.000%, 5/01/14 - AMBAC Insured                                No Opt. Call         AAA       1,594,702
         860  5.000%, 5/01/15 - AMBAC Insured                                No Opt. Call         AAA         918,084
---------------------------------------------------------------------------------------------------------------------
      17,985 Total Education and Civic Organizations                                                       18,669,874
---------------------------------------------------------------------------------------------------------------------
             Health Care - 13.8%

       2,900 Massachusetts Development Finance Authority, Revenue Bonds,   8/09 at 101.00           A       3,029,311
              Northern Berkshire Community Services Inc., Series 1999A,
              6.250%, 8/15/29 - ACA Insured

       1,250 Massachusetts Health and Educational Facilities Authority,   10/11 at 101.00        BBB+       1,323,738
              Revenue Bonds, Berkshire Health System, Series 2001E,
              6.250%, 10/01/31

       3,000 Massachusetts Health and Educational Facilities Authority,   11/11 at 101.00          AA       3,100,350
              Revenue Bonds, Cape Cod Health Care Inc., Series 2001C,
              5.250%, 11/15/31 - RAAI Insured

          50 Massachusetts Health and Educational Facilities Authority,    1/09 at 101.00         BBB          51,015
              Revenue Bonds, Caritas Christi Obligated Group, Series
              1999A, 5.750%, 7/01/28

       1,000 Massachusetts Health and Educational Facilities Authority,    7/12 at 101.00         BBB       1,069,240
              Revenue Bonds, Caritas Christi Obligated Group, Series
              2002B, 6.250%, 7/01/22

----
22

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Health Care (continued)

 $     1,000 Massachusetts Health and Educational Facilities Authority,    1/12 at 101.00           A $     1,067,060
              Revenue Bonds, Covenant Health Systems Obligated Group,
              Series 2002, 6.000%, 7/01/31

       1,000 Massachusetts Health and Educational Facilities Authority,    8/12 at 100.00         AAA       1,051,120
              Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
              2002, 5.125%, 8/01/22 - FSA Insured

       1,250 Massachusetts Health and Educational Facilities Authority,    8/15 at 100.00          AA       1,263,700
              Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%,
              8/15/35 - RAAI Insured

       1,500 Massachusetts Health and Educational Facilities Authority,    7/08 at 101.00         AAA       1,502,700
              Revenue Bonds, Harvard Pilgrim Healthcare, Series 1998A,
              4.750%, 7/01/22 - FSA Insured

       2,000 Massachusetts Health and Educational Facilities Authority,    8/15 at 100.00         AAA       2,082,220
              Revenue Bonds, Lahey Clinic Medical Center, Series 2005C,
              5.000%, 8/15/21 - FGIC Insured

       1,400 Massachusetts Health and Educational Facilities Authority,    7/15 at 100.00        BBB-       1,408,974
              Revenue Bonds, Milton Hospital Project, Series 2005D,
              5.250%, 7/01/30

         600 Massachusetts Health and Educational Facilities Authority,    5/12 at 100.00         AAA         639,234
              Revenue Bonds, New England Medical Center Hospitals,
              Series 2002H, 5.375%, 5/15/19 - FGIC Insured

       2,785 Massachusetts Health and Educational Facilities Authority,    7/11 at 101.00         AA-       3,003,845
              Revenue Bonds, Partners HealthCare System Inc., Series
              2001C, 5.750%, 7/01/32

         375 Massachusetts Health and Educational Facilities Authority,    7/11 at 100.00         BBB         406,230
              Revenue Bonds, UMass Memorial Health Care, Series 2001C,
              6.625%, 7/01/32

       1,475 Massachusetts Health and Educational Facilities Authority,    7/15 at 100.00         BBB       1,478,673
              Revenue Bonds, UMass Memorial Health Care, Series 2005D,
              5.000%, 7/01/33
---------------------------------------------------------------------------------------------------------------------
      21,585 Total Health Care                                                                             22,477,410
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 3.8%

       1,115 Framingham Housing Authority, Massachusetts, GNMA             8/10 at 105.00         AAA       1,221,806
              Collateralized Mortgage Revenue Refunding Bonds, Beaver
              Terrace Apartments, Series 2000A, 6.350%, 2/20/32

       2,835 Massachusetts Development Financing Authority, Assisted      12/09 at 102.00         N/R       2,906,244
              Living Revenue Bonds, Prospect House Apartments, Series
              1999, 7.000%, 12/01/31

         530 Massachusetts Housing Finance Agency, Housing Bonds, Series   6/15 at 100.00         AA-         533,763
              2006A, 5.100%, 12/01/37 (Alternative Minimum Tax)

         500 Massachusetts Housing Finance Agency, Housing Revenue         6/13 at 100.00         AA-         503,220
              Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative Minimum
              Tax)

       1,000 Massachusetts Industrial Finance Agency, FHA-Insured          1/08 at 102.00         AAA       1,045,900
              Mortgage Loan Bonds, Hudner Associates Projects, Series
              1997, 5.650%, 1/01/22 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
       5,980 Total Housing/Multifamily                                                                      6,210,933
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.5%

         515 Massachusetts Housing Finance Agency, Single Family Housing   6/10 at 100.00          AA         522,009
              Revenue Bonds, Series 84, 5.550%, 12/01/31 (Alternative
              Minimum Tax)

       1,600 Massachusetts Housing Finance Authority, Single Family        6/15 at 100.00          AA       1,568,448
              Housing Revenue Bonds, Series 2006-122, 4.875%, 12/01/37
              (Alternative Minimum Tax)

         295 Puerto Rico Housing Finance Authority, Mortgage-Backed        6/13 at 100.00         AAA         297,139
              Securities Program Home Mortgage Revenue Bonds, Series
              2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       2,410 Total Housing/Single Family                                                                    2,387,596
---------------------------------------------------------------------------------------------------------------------
             Industrials - 0.7%

         625 Massachusetts Development Finance Agency, Pioneer Valley        No Opt. Call         N/R         625,838
              Resource Recovery Revenue Bonds, Eco/ Springfield LLC,
              Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)

         400 Massachusetts Development Finance Agency, Solid Waste           No Opt. Call         BBB         424,328
              Disposal Revenue Bonds, Waste Management Inc., Series
              2003, 5.450%, 6/01/14
---------------------------------------------------------------------------------------------------------------------
       1,025 Total Industrials                                                                              1,050,166
---------------------------------------------------------------------------------------------------------------------

----
23

Portfolio of Investments (Unaudited)
NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND (continued)
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 6.4%

 $     1,500 Massachusetts Development Finance Agency, Human Service       9/15 at 100.00          AA $     1,518,735
              Provider Revenue Bonds, Seven Hills Foundation and
              Affiliates Issue, Series 2005, 5.000%, 9/01/35 - RAAI
              Insured

          50 Massachusetts Development Finance Authority, First Mortgage   7/11 at 102.00        BBB-          53,599
              Revenue Bonds, Berkshire Retirement Community - Edgecombe
              Project, Series 2001A, 6.750%, 7/01/21

       1,790 Massachusetts Development Finance Authority, Revenue Bonds,   9/09 at 102.00          AA       1,903,772
              May Institute, Series 1999, 5.750%, 9/01/24 - RAAI Insured

         885 Massachusetts Health and Educational Facilities Authority,    7/06 at 100.00         AAA         886,230
              Revenue Bonds, Cable Housing and Health Services, Series
              1993A, 5.625%, 7/01/13 - MBIA Insured

         490 Massachusetts Industrial Finance Agency, FHA-Insured          8/06 at 102.00         AAA         500,383
              Project Revenue Bonds, Heights Crossing LP, Series 1995,
              6.000%, 2/01/15 (Alternative Minimum Tax)

         610 Massachusetts Industrial Finance Agency, First Mortgage       1/11 at 101.00        BBB-         596,867
              Revenue Bonds, Berkshire Retirement Community, Series
              1994B, 4.750%, 7/01/17

       2,020 Massachusetts Industrial Finance Agency, GNMA                 6/09 at 102.00         AAA       2,085,832
              Collateralized Assisted Living Facility Revenue Bonds,
              Arbors at Taunton LP, Series 1999, 5.500%, 6/20/40
              (Alternative Minimum Tax)

             Massachusetts Industrial Finance Agency, GNMA
             Collateralized Assisted Living Facility Revenue Bonds, TNG
             Draper Place Project, Series 1998:
         250  5.400%, 8/20/12 (Alternative Minimum Tax)                    8/08 at 105.00          AA         251,933
       2,490  6.450%, 8/20/39 (Alternative Minimum Tax)                    8/08 at 105.00          AA       2,700,355
---------------------------------------------------------------------------------------------------------------------
      10,085 Total Long-Term Care                                                                          10,497,706
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 15.8%

       1,085 Amherst-Pelham Regional School District, Massachusetts,      11/15 at 101.00         AAA       1,162,382
              General Obligation Bonds, Series 2005, 5.000%, 11/15/17 -
              FSA Insured

         500 Ashland, Massachusetts, General Obligation Bonds, Series      5/15 at 100.00         Aaa         535,180
              2004, 5.250%, 5/15/23 - AMBAC Insured

       1,160 Beverly, Massachusetts, General Obligation Bonds, Series     11/13 at 100.00         Aaa       1,206,574
              2003, 5.000%, 11/01/21 - MBIA Insured

       1,000 Boston, Massachusetts, General Obligation Bonds, Series       8/11 at 100.00         Aa1       1,052,310
              2001B, 5.000%, 8/01/15

       1,500 Boston, Massachusetts, General Obligation Bonds, Series       1/15 at 100.00         Aa1       1,592,895
              2005A, 5.000%, 1/01/17

       3,130 Boston, Massachusetts, General Obligation Bonds, Series       1/16 at 100.00         Aa1       3,309,318
              2006A, 5.000%, 1/01/20

       1,090 Brookline, Massachusetts, General Obligation Bonds, Series    4/10 at 101.00         Aaa       1,156,588
              2000, 5.375%, 4/01/17

       1,000 Erving, Massachusetts, General Obligation Bonds, Series       6/12 at 101.00         BBB       1,054,560
              2002, 5.500%, 6/15/16

       1,000 Fall River, Massachusetts, General Obligation Bonds, Series   2/13 at 101.00         AAA       1,050,250
              2003, 5.000%, 2/01/21 - FSA Insured

       1,145 Falmouth, Massachusetts, General Obligation Bonds, Series     2/12 at 101.00         AA+       1,202,605
              2002, 5.000%, 2/01/19

         545 Lawrence, Massachusetts, General Obligation Bonds, Series     2/11 at 100.00         Aaa         568,195
              2001, 5.000%, 2/01/21 - AMBAC Insured

       1,335 Marlborough, Massachusetts, General Obligation Bonds,         6/09 at 101.00         Aaa       1,392,739
              Series 1999, 5.125%, 6/15/19 - FGIC Insured

       1,250 Massachusetts, General Obligation Bonds, Consolidated Loan,     No Opt. Call          AA       1,397,525
              Series 2002D, 5.500%, 8/01/19

       1,490 Northbridge, Massachusetts, General Obligation Bonds,         2/12 at 101.00         AAA       1,597,936
              Series 2002, 5.250%, 2/15/18 - AMBAC Insured

       1,000 Randolph, Massachusetts, General Obligation Bonds, Series       No Opt. Call         AAA       1,070,000
              2004, 5.000%, 9/01/13 - AMBAC Insured

       1,000 Reading, Massachusetts, General Obligation Bonds, Series      3/14 at 100.00         AAA       1,061,970
              2004, 5.000%, 3/15/15 - MBIA Insured

       1,415 Springfield, Massachusetts, General Obligation Bonds,         1/13 at 100.00         AAA       1,506,777
              Series 2003, 5.250%, 1/15/23 - MBIA Insured

             Westfield, Massachusetts, General Obligation Bonds, Series
             2004:
         695  5.000%, 8/01/18 - AMBAC Insured                              8/14 at 100.50         AAA         736,283
         690  5.000%, 8/01/19 - AMBAC Insured                              8/14 at 100.50         AAA         729,020

         500 Woburn, Massachusetts, General Obligation Bonds, Series      11/15 at 100.00         Aaa         529,940
              2005, 5.000%, 11/15/19 - MBIA Insured

       1,825 Worcester, Massachusetts, General Obligation Bonds, Series    7/15 at 100.00         AAA       1,920,867
              2005A, 5.000%, 7/01/19 - FGIC Insured
---------------------------------------------------------------------------------------------------------------------
      24,355 Total Tax Obligation/General                                                                  25,833,914
---------------------------------------------------------------------------------------------------------------------

----
24

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 10.2%

 $       680 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,    5/13 at 100.00         AAA     $       697,755
              Series 2002, 5.000%, 5/01/32 - AMBAC Insured

         395 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,    5/14 at 100.00         AAA             410,820
              Series 2004, 5.000%, 5/01/26 - AMBAC Insured

       1,610 Massachusetts Bay Transportation Authority, Assessment        7/15 at 100.00         AAA           1,699,532
              Bonds, Series 2005A, 5.000%, 7/01/18

       2,500 Massachusetts Bay Transportation Authority, General             No Opt. Call         AAA           3,050,375
              Obligation Transportation System Bonds, Series 1991A,
              7.000%, 3/01/21

         770 Massachusetts Bay Transportation Authority, Senior Lien         No Opt. Call         AAA             847,385
              Sales Tax Revenue Bonds, Series 2004C, 5.250%, 7/01/21

         550 Massachusetts College Building Authority, Project Revenue     5/14 at 100.00         AAA             575,773
              Bonds, Series 2004A, 5.000%, 5/01/19 - MBIA Insured

         815 Massachusetts College Building Authority, Project Revenue     5/16 at 100.00         AAA             843,647
              Bonds, Series 2006A, 5.000%, 5/01/31 - AMBAC Insured

             Massachusetts College Building Authority, Project Revenue
             Refunding Bonds, Series 2003B:
       1,025  5.375%, 5/01/22 - XLCA Insured                                 No Opt. Call         AAA           1,137,853
       1,125  5.375%, 5/01/23 - XLCA Insured                                 No Opt. Call         AAA           1,252,721

       1,600 Massachusetts School Building Authority, Dedicated Sales      8/15 at 100.00         AAA           1,679,952
              Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 - FSA
              Insured

         670 Massachusetts, Special Obligation Dedicated Tax Revenue         No Opt. Call         AAA             718,206
              Bonds, Series 2005, 5.000%, 1/01/20 - FGIC Insured

       2,000 Massachusetts, Special Obligation Refunding Notes, Federal      No Opt. Call         Aaa           2,124,620
              Highway Grant Anticipation Note Program, Series 2003A,
              5.000%, 12/15/13 - FSA Insured

       1,500 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call         AAA           1,679,415
              Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
              MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
      15,240 Total Tax Obligation/Limited                                                                      16,718,054
-------------------------------------------------------------------------------------------------------------------------
             Transportation - 5.1%

       3,835 Massachusetts Port Authority, Revenue Bonds, Series 2003A,    7/13 at 100.00         AAA           3,973,827
              5.000%, 7/01/24 - MBIA Insured

       2,300 Massachusetts Port Authority, Revenue Bonds, Series 2005A,    7/15 at 100.00         AAA           2,396,209
              5.000%, 7/01/23 - AMBAC Insured

       1,950 Massachusetts Port Authority, Special Facilities Revenue      1/11 at 101.00         AAA           1,972,152
              Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27
              - AMBAC Insured (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
       8,085 Total Transportation                                                                               8,342,188
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 12.7% (3)

         250 Massachusetts Bay Transportation Authority, Certificates of  12/06 at 100.00         AA- (3)         255,912
              Participation, Series 1988, 7.800%, 1/15/14 (Pre-refunded
              12/22/06)

         600 Massachusetts Bay Transportation Authority, General           3/07 at 101.00          AA (3)         612,204
              Obligation Transportation System Bonds, Series 1997D,
              5.000%, 3/01/27 (Pre-refunded 3/01/07)

       2,000 Massachusetts Development Finance Authority, Revenue Bonds,   1/10 at 101.00         Aaa           2,213,160
              Massachusetts College of Pharmacy and Allied Health
              Sciences, Series 1999B, 6.625%, 7/01/20 (Pre-refunded
              1/01/10)

       1,680 Massachusetts Health and Educational Facilities Authority,    8/10 at 100.00         AAA           1,716,809
              FHA-Insured Revenue Bonds, Malden Hospital, Series 1982A,
              5.000%, 8/01/16 (Pre-refunded 8/01/10)

       1,285 Massachusetts Health and Educational Facilities Authority,    2/07 at 102.00         Aa2 (3)       1,332,609
              FHA-Insured Revenue Refunding Bonds, Youville Hospital,
              Series 1997A, 6.250%, 2/15/41 (Pre-refunded 2/15/07)

         700 Massachusetts Health and Educational Facilities Authority,    7/06 at 100.00         Aaa             701,414
              Revenue Bonds, Daughters of Charity National Health System
              - Carney Hospital, Series 1994D, 6.100%, 7/01/14
              (Pre-refunded 7/01/06)

       3,000 Massachusetts Health and Educational Facilities Authority,    7/10 at 101.00         N/R (3)       3,320,580
              Revenue Bonds, Winchester Hospital, Series 2000E, 6.750%,
              7/01/30 (Pre-refunded 7/01/10)

       1,500 Massachusetts Industrial Finance Agency, Healthcare           5/07 at 102.00         N/R (3)       1,551,825
              Facilities Revenue Bonds, Jewish Geriatric Services Inc.
              Obligated Group, Series 1997B, 5.500%, 5/15/27
              (Pre-refunded 5/15/07)

----
25

Portfolio of Investments (Unaudited)
NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND (continued)
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (3) (continued)

 $       495 Massachusetts Port Authority, Revenue Bonds, Series 1982,     7/06 at 100.00         AAA     $       660,597
              13.000%, 7/01/13 (ETM)

       1,860 Massachusetts, General Obligation Bonds, Consolidated Loan,   1/13 at 100.00          AA (3)       1,973,851
              Series 2003A, 5.000%, 1/01/22 (Pre-refunded 1/01/13)

       1,250 Massachusetts, General Obligation Bonds, Consolidated Loan,   8/14 at 100.00          AA (3)       1,328,950
              Series 2004B, 5.000%, 8/01/24 (Pre-refunded 8/01/14)

       1,500 Massachusetts, Special Obligation Dedicated Tax Revenue       1/14 at 100.00         AAA           1,620,030
              Bonds, Series 2004, 5.250%, 1/01/25 (Pre-refunded 1/01/14)
              - FGIC Insured

       1,000 Massachusetts, Special Obligation Revenue Refunding Bonds,    6/12 at 100.00         AAA           1,079,230
              Series 2002A, 5.375%, 6/01/19 (Pre-refunded 6/01/12) -
              FGIC Insured

       1,200 University of Massachusetts Building Authority, Senior Lien  11/13 at 100.00         AAA           1,306,008
              Project Revenue Bonds, Series 2003-1, 5.250%, 11/01/18
              (Pre-refunded 11/01/13) - AMBAC Insured

       1,000 University of Massachusetts Building Authority, Senior Lien  11/14 at 100.00         AAA           1,090,860
              Project Revenue Bonds, Series 2004-1, 5.250%, 11/01/24
              (Pre-refunded 11/01/14) - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
      19,320 Total U.S. Guaranteed                                                                             20,764,039
-------------------------------------------------------------------------------------------------------------------------
             Utilities - 2.1%

       1,000 Massachusetts Development Finance Agency, Resource Recovery   1/12 at 101.00         AAA           1,085,960
              Revenue Bonds, SEMass System, Series 2001A, 5.625%,
              1/01/16 - MBIA Insured

       1,000 Massachusetts Industrial Finance Agency, Resource Recovery   12/08 at 102.00         BBB           1,030,690
              Revenue Refunding Bonds, Ogden Haverhill Project, Series
              1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

       1,240 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00         AAA           1,282,495
              Series 2005RR, 5.000%, 7/01/35 - FGIC Insured
-------------------------------------------------------------------------------------------------------------------------
       3,240 Total Utilities                                                                                    3,399,145
-------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 8.2%

       2,000 Boston Water and Sewerage Commission, Massachusetts,         11/14 at 100.00          AA           2,084,276
              General Revenue Bonds, Senior Series 2004A, 5.000%,
              11/01/25

       2,000 Massachusetts Water Pollution Abatement Trust, Pooled Loan    8/14 at 100.00         AAA           2,077,980
              Program Bonds, Series 10, 5.000%, 8/01/26

       1,750 Massachusetts Water Pollution Abatement Trust, Pooled Loan    8/15 at 100.00         AAA           1,721,440
              Program Bonds, Series 11, 4.500%, 8/01/29

       1,500 Massachusetts Water Pollution Abatement Trust, Pooled Loan    8/13 at 100.00         AAA           1,557,525
              Program Bonds, Series 9, 5.000%, 8/01/22

       1,500 Massachusetts Water Pollution Abatement Trust, Revenue        8/12 at 100.00         AAA           1,599,375
              Bonds, MWRA Loan Program, Series 2002A, 5.250%, 8/01/20

             Massachusetts Water Resources Authority, General Revenue
             Bonds, Series 2005A:
       1,585  5.000%, 8/01/28 - MBIA Insured                               8/17 at 100.00         AAA           1,650,334
       1,750  5.000%, 8/01/29 - MBIA Insured                               8/17 at 100.00         AAA           1,820,578

       1,125 Massachusetts Water Resources Authority, General Revenue      8/16 at 100.00          AA             943,403
              Bonds, Series 2006A, 4.000%, 8/01/46
-------------------------------------------------------------------------------------------------------------------------
      13,210 Total Water and Sewer                                                                             13,454,911
-------------------------------------------------------------------------------------------------------------------------
 $   144,920 Total Long-Term Investments (cost $148,764,002) - 93.2%                                          152,258,340
-------------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 5.0%

       8,200 Puerto Rico Government Development Bank, Adjustable                                 A-1+           8,200,000
              Refunding Bonds, Variable Rate Demand Obligations, Series
              1985, 3.160%, 12/01/15 - MBIA Insured (4)
-------------------------------------------------------------------------------------------------------------------------
 $     8,200 Total Short-Term Investments (cost $8,200,000)                                                     8,200,000
-------------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $156,964,002) - 98.2%                                                    160,458,340
             -----------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.8%                                                               2,940,140
             -----------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                            $   163,398,480
             -----------------------------------------------------------------------------------------------------------

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

----
26

           (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
           (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
           N/R Not rated.
         (ETM) Escrowed to maturity.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At May 31, 2006, the cost of investments was $156,930,736.

           Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $4,445,554
       Depreciation                                              (917,950)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $3,527,604
     ---------------------------------------------------------------------

----
27

Portfolio of Investments (Unaudited)
NUVEEN MASSACHUSETTS INSURED MUNICIPAL BOND FUND
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 7.4%

  $      865 Massachusetts Development Finance Agency, Revenue Bonds,     10/15 at 100.00         AAA $       886,011
              Boston University, Series 2005T-1,
              5.000%, 10/01/39 - AMBAC Insured

       1,500 Massachusetts Development Finance Agency, Revenue Bonds,     10/15 at 100.00         Aaa       1,534,155
              Williston Northampton School, Series 2005B, 5.000%,
              10/01/37 - XLCA Insured

       1,790 Massachusetts Educational Finance Authority, Educational      1/12 at 100.00         AAA       1,823,509
              Loan Revenue Bonds, Series 2002E, 5.000%, 1/01/13 - AMBAC
              Insured (Alternative Minimum Tax)

       1,000 Massachusetts Health and Educational Facilities Authority,   10/12 at 100.00         AAA       1,082,840
              Revenue Bonds, University of Massachusetts - Worcester
              Campus, Series 2002C, 5.500%, 10/01/18  - MBIA Insured

       1,000 Massachusetts Health and Educational Facilities Authority,   10/14 at 100.00         AAA       1,071,020
              Revenue Bonds, University of Massachusetts, Series 2005D,
              5.250%, 10/01/24 - FGIC Insured
---------------------------------------------------------------------------------------------------------------------
       6,155 Total Education and Civic Organizations                                                        6,397,535
---------------------------------------------------------------------------------------------------------------------
             Health Care - 10.2%

       2,000 Boston, Massachusetts, Special Obligation Bonds, Boston       8/12 at 100.00         AAA       2,095,420
              Medical Center, Series 2002, 5.000%, 8/01/18 - MBIA Insured

          10 Massachusetts Health and Educational Facilities Authority,    7/06 at 100.00         AAA          10,026
              Revenue Bonds, Capital Asset Program, Series 1989G-2,
              7.200%, 7/01/09 - MBIA Insured

       1,205 Massachusetts Health and Educational Facilities Authority,    7/08 at 102.00         AAA       1,246,452
              Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%,
              7/01/25 - MBIA Insured

       1,000 Massachusetts Health and Educational Facilities Authority,    8/12 at 100.00         AAA       1,051,120
              Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
              2002, 5.125%, 8/01/22 - FSA Insured

       1,400 Massachusetts Health and Educational Facilities Authority,    8/15 at 100.00         AAA       1,457,554
              Revenue Bonds, Lahey Clinic Medical Center, Series 2005C,
              5.000%, 8/15/21 - FGIC Insured

         600 Massachusetts Health and Educational Facilities Authority,    5/12 at 100.00         AAA         639,234
              Revenue Bonds, New England Medical Center Hospitals,
              Series 2002H, 5.375%, 5/15/19 - FGIC Insured

       2,290 Puerto Rico Industrial, Tourist, Educational, Medical and     7/06 at 101.00         AAA       2,317,755
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series
              1995A, 6.250%, 7/01/16 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
       8,505 Total Health Care                                                                              8,817,561
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 10.7%

       2,500 Massachusetts Development Finance Authority, GNMA             3/12 at 105.00         AAA       2,725,675
              Collateralized Assisted Living Facility Revenue Bonds,
              Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42
              (Alternative Minimum Tax)

       2,500 Massachusetts Development Finance Authority, GNMA            10/11 at 105.00         AAA       2,767,500
              Collateralized Revenue Bonds, VOA Concord Assisted Living
              Inc., Series 2000A, 6.900%, 10/20/41

         340 Massachusetts Housing Finance Agency, Housing Development     6/08 at 101.00         AAA         342,159
              Revenue Bonds, Series 1998A, 5.375%, 6/01/16 - MBIA
              Insured (Alternative Minimum Tax)

         640 Massachusetts Industrial Finance Agency, FHA-Insured          1/08 at 102.00         AAA         669,376
              Mortgage Loan Bonds, Hudner Associates Projects, Series
              1997, 5.650%, 1/01/22 - MBIA Insured

       2,575 Somerville Housing Authority, Massachusetts, GNMA             5/12 at 103.00         AAA       2,693,811
              Collateralized Mortgage Revenue Bonds, Clarendon Hill
              Towers, Series 2002, 5.200%, 11/20/22
---------------------------------------------------------------------------------------------------------------------
       8,555 Total Housing/Multifamily                                                                      9,198,521
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.8%

       3,185 Massachusetts Industrial Finance Agency, GNMA                12/07 at 102.00         AAA       3,314,184
              Collateralized Assisted Living Facility Revenue Bonds,
              Arbors at Amherst LP, Series 1997, 5.950%, 6/20/39
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 24.4%

         585 Brookline, Massachusetts, General Obligation Bonds, Series    4/10 at 101.00         Aaa         620,738
              2000, 5.375%, 4/01/18

       1,520 Fall River, Massachusetts, General Obligation Bonds, Series   2/13 at 101.00         AAA       1,628,528
              2003, 5.250%, 2/01/17 - FSA Insured

       1,265 Freetown Lakeville Regional School District, Plymouth         1/13 at 101.00         AAA       1,349,932
              County, Massachusetts, General Obligation Bonds, Series
              2003, 5.000%, 1/01/15 - MBIA Insured

----
28

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

  $    1,000 Lawrence, Massachusetts, General Obligation Bonds, Series     2/11 at 100.00         Aaa $     1,042,560
              2001, 5.000%, 2/01/21 - AMBAC Insured

       3,000 Massachusetts, General Obligation Bonds, Consolidated Loan,     No Opt. Call         AAA       3,384,116
              Series 2001D, 6.000%, 11/01/13 - MBIA Insured

       1,500 Monson, Massachusetts, Unlimited Tax General Obligation         No Opt. Call         AAA       1,589,490
              School Refunding Bonds, Series 1993, 5.500%,
              10/15/10 - MBIA Insured

       1,250 Northampton, Massachusetts, General Obligation Bonds,         9/12 at 101.00         Aaa       1,309,463
              Series 2002, 5.000%, 9/01/19 - MBIA Insured

         190 Northfield, Massachusetts, General Obligation Bonds, Series  10/06 at 100.00         AAA         191,877
              1992, 6.350%, 10/15/09 - MBIA Insured

       1,350 Norwell, Massachusetts, General Obligation Bonds, Series        No Opt. Call         AAA       1,416,056
              2005, 5.000%, 2/15/25 - AMBAC Insured

       1,230 Pioneer Valley Regional School District, Massachusetts,       6/12 at 101.00         Aaa       1,331,327
              General Obligation Bonds, Series 2002,
              5.375%, 6/15/19 - AMBAC Insured

       2,200 Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series        No Opt. Call         AAA       2,885,542
              2001, 8.621%, 7/01/19 - FSA Insured (IF)

       1,770 Reading, Massachusetts, General Obligation Bonds, Series      3/14 at 100.00         AAA       1,871,687
              2004, 5.000%, 3/15/16 - MBIA Insured

       1,000 Tantasqua Regional School District, Massachusetts, General   10/15 at 100.00         Aaa       1,065,960
              Obligation Bonds, Series 2005, 5.000%, 10/01/16 - FSA
              Insured

         220 Taunton, Massachusetts, General Obligation Bonds, Series      9/06 at 101.00         AAA         222,757
              1991, 6.800%, 9/01/09 - MBIA Insured

         500 Woburn, Massachusetts, General Obligation Bonds, Series      11/15 at 100.00         Aaa         529,940
              2005, 5.000%, 11/15/19 - MBIA Insured

         545 Worcester, Massachusetts, General Obligation Bonds, Series    8/11 at 100.00         AAA         586,033
              2001A, 5.500%, 8/15/18 - FGIC Insured
---------------------------------------------------------------------------------------------------------------------
      19,125 Total Tax Obligation/General                                                                  21,026,006
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 9.5%

       1,000 Massachusetts Bay Transportation Authority, General           3/08 at 101.00         AAA       1,026,400
              Obligation Transportation System Bonds, Series 1998A,
              5.000%, 3/01/18 - MBIA Insured

       1,160 Massachusetts College Building Authority, Project Revenue     5/14 at 100.00         AAA       1,220,958
              Bonds, Series 2004A, 5.000%, 5/01/17 - MBIA Insured

         560 Massachusetts College Building Authority, Project Revenue     5/16 at 100.00         AAA         579,684
              Bonds, Series 2006A, 5.000%, 5/01/31 - AMBAC Insured

       1,000 Massachusetts College Building Authority, Project Revenue       No Opt. Call         AAA       1,110,100
              Refunding Bonds, Series 2003B, 5.375%, 5/01/22 - XLCA
              Insured

       1,100 Massachusetts School Building Authority, Dedicated Sales      8/15 at 100.00         AAA       1,154,967
              Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 - FSA
              Insured

         460 Massachusetts, Special Obligation Dedicated Tax Revenue         No Opt. Call         AAA         493,097
              Bonds, Series 2005, 5.000%, 1/01/20 - FGIC Insured

         475 Puerto Rico Convention Center District Authority, Hotel       7/16 at 100.00         AAA         466,146
              Occupancy Tax Revenue Bonds, Series 2006A, 4.500%,
              7/01/36 - CIFG Insured

       2,000 Puerto Rico Highway and Transportation Authority, Highway     7/14 at 100.00         AAA       2,106,540
              Revenue Bonds, Series 2004J, 5.000%, 7/01/18 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
       7,755 Total Tax Obligation/Limited                                                                   8,157,892
---------------------------------------------------------------------------------------------------------------------
             Transportation - 6.0%

       1,000 Massachusetts Port Authority, Revenue Bonds, Series 2003C,    7/13 at 100.00         AAA       1,049,670
              5.000%, 7/01/18  - MBIA Insured

       1,630 Massachusetts Port Authority, Revenue Bonds, Series 2005A,    7/15 at 100.00         AAA       1,698,183
              5.000%, 7/01/23  - AMBAC Insured

         410 Massachusetts Port Authority, Special Facilities Revenue      1/11 at 101.00         AAA         414,658
              Bonds, Delta Air Lines Inc., Series 2001A, 5.000%,
              1/01/27 - AMBAC Insured (Alternative Minimum Tax)

       2,000 Massachusetts Turnpike Authority, Metropolitan Highway        1/07 at 102.00         AAA       2,026,680
              System Revenue Bonds, Senior Series 1997A, 5.000%,
              1/01/37 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
       5,040 Total Transportation                                                                           5,189,191
---------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 18.8% (3)

       2,000 Massachusetts Bay Transportation Authority, Senior Sales      7/12 at 100.00         AAA       2,129,760
              Tax Revenue Refunding Bonds, Series 2002A, 5.000%, 7/01/32
              (Pre-refunded 7/01/12)

----
29

Portfolio of Investments (Unaudited)
NUVEEN MASSACHUSETTS INSURED MUNICIPAL BOND FUND (continued)
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (3) (continued)

  $    1,000 Massachusetts Health and Educational Facilities Authority,    7/06 at 102.00         AAA $     1,022,000
              Revenue Bonds, Baystate Medical Center, Series 1996E,
              6.000%, 7/01/26 (Pre-refunded 7/01/06) - FSA Insured

         295 Massachusetts Health and Educational Facilities Authority,    7/21 at 100.00         AAA         314,184
              Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%,
              7/01/25 (Pre-refunded 7/01/21) - MBIA Insured

       1,000 Massachusetts Industrial Finance Agency, Revenue Bonds,       7/08 at 102.00         AAA       1,046,500
              Western New England College, Series 1998, 5.000%, 7/01/28
              (Pre-refunded 7/01/08) - AMBAC Insured

         850 Massachusetts Municipal Wholesale Electric Company, Power     7/06 at 100.00         AAA         875,823
              Supply System Revenue Bonds, Nuclear Project 6, Series
              1993A, 5.000%, 7/01/10 - AMBAC Insured (ETM)

       2,450 Massachusetts Water Resources Authority, General Revenue      8/13 at 100.00         AAA       2,607,829
              Bonds, Series 2004D, 5.000%, 8/01/15 (Pre-refunded
              8/01/13) - MBIA Insured

       1,000 Massachusetts, General Obligation Bonds, Consolidated Loan,   3/12 at 100.00         AAA       1,083,350
              Series 2002B, 5.500%, 3/01/17 (Pre-refunded 3/01/12) - FSA
              Insured

       2,000 Massachusetts, Special Obligation Dedicated Tax Revenue       1/14 at 100.00         AAA       2,160,040
              Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded
              1/01/14) - FGIC Insured

       2,575 Tantasqua Regional School District, Massachusetts, General    8/10 at 101.00         Aaa       2,725,174
              Obligation Bonds, Series 2000, 5.000%, 8/15/19
              (Pre-refunded 8/15/10) - FSA Insured

       2,000 University of Massachusetts Building Authority, Senior Lien  11/14 at 100.00         AAA       2,199,460
              Project Revenue Bonds, Series 2004-1, 5.375%, 11/01/18
              (Pre-refunded 11/01/14) - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
      15,170 Total U.S. Guaranteed                                                                         16,164,120
---------------------------------------------------------------------------------------------------------------------
             Utilities - 3.9%

       1,500 Massachusetts Development Finance Agency, Resource Recovery   1/12 at 101.00         AAA       1,628,940
              Revenue Bonds, SEMass System, Series 2001A, 5.625%,
              1/01/16 - MBIA Insured

       1,600 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/10 at 101.00         AAA       1,683,328
              Series 2000HH, 5.250%, 7/01/29 - FSA Insured
---------------------------------------------------------------------------------------------------------------------
       3,100 Total Utilities                                                                                3,312,268
---------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 4.2%

       1,000 Massachusetts Water Resources Authority, General Revenue        No Opt. Call         AAA       1,098,390
              Bonds, Series 2002J, 5.250%, 8/01/19 - FSA Insured

         750 Massachusetts Water Resources Authority, General Revenue      8/17 at 100.00         AAA         780,915
              Bonds, Series 2005A, 5.000%, 8/01/28 - MBIA Insured

         875 Massachusetts Water Resources Authority, General Revenue      8/16 at 100.00          AA         733,758
              Bonds, Series 2006A, 4.000%, 8/01/46

       1,000 Springfield Water and Sewerage Commission, Massachusetts,     7/14 at 100.00         AAA       1,041,440
              General Revenue Bonds, Series 2003A, 5.000%,
              7/01/23 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
       3,625 Total Water and Sewer                                                                          3,654,503
---------------------------------------------------------------------------------------------------------------------
  $   80,215 Total Investments (cost $83,074,132) - 98.9%                                                  85,231,781
---------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.1%                                                             942,959
             -------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $    86,174,740
             -------------------------------------------------------------------------------------------------------

           Primarily all of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
           (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
         (ETM) Escrowed to maturity.
          (IF) Inverse floating rate investment.

----
30

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At May 31, 2006, the cost of investments was $83,019,166.

           Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $2,607,268
       Depreciation                                              (394,653)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $2,212,615
     ---------------------------------------------------------------------

----
31

Portfolio of Investments (Unaudited)
NUVEEN NEW JERSEY MUNICIPAL BOND FUND
May 31, 2006

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.3%

             Middlesex County Improvement Authority, New Jersey, Senior
             Revenue Bonds, Heldrich Center Hotel/Conference Center
             Project, Series 2005A:
 $       280  5.000%, 1/01/32                                             1/15 at 100.00        Baa3 $       273,470
         240  5.125%, 1/01/37                                             1/15 at 100.00        Baa3         238,157
--------------------------------------------------------------------------------------------------------------------
         520 Total Consumer Discretionary                                                                    511,627
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 4.2%

             Tobacco Settlement Financing Corporation, New Jersey,
             Tobacco Settlement Asset-Backed Bonds, Series 2002:
       4,490  5.750%, 6/01/32                                             6/12 at 100.00         BBB       4,659,183
       1,000  6.000%, 6/01/37                                             6/12 at 100.00         BBB       1,049,440

             Tobacco Settlement Financing Corporation, New Jersey,
             Tobacco Settlement Asset-Backed Bonds, Series 2003:
         710  6.125%, 6/01/24                                             6/13 at 100.00         BBB         761,234
         750  6.375%, 6/01/32                                             6/13 at 100.00         BBB         815,588
--------------------------------------------------------------------------------------------------------------------
       6,950 Total Consumer Staples                                                                        7,285,445
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 11.0%

       2,500 Bergen County Improvement Authority, New Jersey, Revenue     9/12 at 101.00         N/R       2,617,475
              Bonds, Yeshiva Ktana of Passaic Project, Series 2002,
              6.000%, 9/15/27

       1,000 New Brunswick Housing Authority, New Jersey, Lease Revenue   1/09 at 101.00         AAA       1,018,290
              Refunding Bonds, Rutgers University, Series 1998, 4.750%,
              7/01/18 - FGIC Insured

         375 New Jersey Economic Development Authority, Revenue Bonds,    6/15 at 100.00         AAA         390,581
              The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 - AMBAC
              Insured

         790 New Jersey Economic Development Authority, Revenue Bonds,      No Opt. Call         N/R         928,139
              Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18

       2,500 New Jersey Educational Facilities Authority, Revenue Bonds,  7/13 at 100.00           A       2,534,550
              Fairleigh Dickinson University, Series 2002D, 5.250%,
              7/01/32 - ACA Insured

         420 New Jersey Educational Facilities Authority, Revenue Bonds,  7/16 at 100.00         AAA         434,616
              Kean University, Series 2005B, 5.000%, 7/01/30 - MBIA
              Insured

         560 New Jersey Educational Facilities Authority, Revenue Bonds,  7/14 at 100.00         AAA         593,757
              Montclair State University, Series 2004L, 5.125%, 7/01/21
              - MBIA Insured

             New Jersey Educational Facilities Authority, Revenue Bonds,
              Montclair State University, Series 2005F:
       1,400  5.000%, 7/01/16 - FGIC Insured                              7/15 at 100.00         AAA       1,490,874
         625  5.000%, 7/01/32 - FGIC Insured                              7/15 at 100.00         AAA         646,650

             New Jersey Educational Facilities Authority, Revenue Bonds,
             New Jersey Institute of Technology, Series 2004B:
         930  5.000%, 7/01/18 - AMBAC Insured                             1/14 at 100.00         AAA         981,569
         425  5.000%, 7/01/19 - AMBAC Insured                             1/14 at 100.00         AAA         447,236
       1,030  4.750%, 7/01/20 - AMBAC Insured                             1/14 at 100.00         AAA       1,055,328
         815  4.250%, 7/01/24 - AMBAC Insured                             1/14 at 100.00         AAA         782,628

       1,025 New Jersey Educational Facilities Authority, Revenue Bonds,  7/11 at 100.00         AAA       1,060,445
              Ramapo College, Series 2001D, 5.000%, 7/01/25 - AMBAC
              Insured

         290 New Jersey Educational Facilities Authority, Revenue Bonds,  7/14 at 100.00          AA         310,880
              Rider University, Series 2004A, 5.500%, 7/01/23 - RAAI
              Insured

         500 New Jersey Educational Facilities Authority, Revenue Bonds,  7/13 at 100.00         AAA         525,035
              Rowan University, Series 2003I, 5.125%, 7/01/21 - FGIC
              Insured

         230 New Jersey Educational Facilities Authority, Revenue Bonds,  7/06 at 100.00          A-         231,433
              Trenton State College Issue, Series 1976D, 6.750%, 7/01/08

       1,000 New Jersey Educational Facilities Authority, Revenue Bonds,  7/14 at 100.00         AAA       1,060,280
              William Paterson University, Series 2004A, 5.125%, 7/01/21
              - FGIC Insured

         410 New Jersey Educational Facilities Authority, Revenue         7/06 at 100.00        Baa1         410,357
              Refunding Bonds, Monmouth College, Series 1993A, 5.625%,
              7/01/13

----
32

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations (continued)

 $     1,500 Puerto Rico Industrial, Tourist, Educational, Medical and    12/12 at 101.00        BBB- $     1,538,880
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Refunding Bonds, Ana G. Mendez
              University System, Series 2002, 5.500%, 12/01/31
---------------------------------------------------------------------------------------------------------------------
      18,325 Total Education and Civic Organizations                                                       19,059,003
---------------------------------------------------------------------------------------------------------------------
             Financials - 0.6%

       1,000 New Jersey Economic Development Authority, Revenue              No Opt. Call        Baa3       1,083,490
              Refunding Bonds, Kapkowski Road Landfill Project, Series
              2002, 5.750%, 10/01/21
---------------------------------------------------------------------------------------------------------------------
             Health Care - 12.6%

         350 Camden County Improvement Authority, New Jersey, Revenue      8/14 at 100.00         BBB         367,560
              Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34

       4,375 New Jersey Health Care Facilities Financing Authority,        8/11 at 100.00         AAA       4,449,769
              FHA-Insured Mortgage Revenue Bonds, Jersey City Medical
              Center, Series 2001, 5.000%, 8/01/31 - AMBAC Insured

         140 New Jersey Health Care Facilities Financing Authority,        7/15 at 100.00        Baa3         144,178
              Revenue Bonds, Children's Specialized Hospital, Series
              2005A, 5.500%, 7/01/36

         210 New Jersey Health Care Facilities Financing Authority,        7/16 at 100.00          A-         211,554
              Revenue Bonds, Hunterdon Medical Center, Series 2006,
              5.125%, 7/01/35

             New Jersey Health Care Facilities Financing Authority,
             Revenue Bonds, Kennedy Health System Obligated Group,
             Series 2001:
         600  5.500%, 7/01/21                                              7/11 at 100.00          A2         629,190
         265  5.625%, 7/01/31                                              7/11 at 100.00          A2         277,911

       2,000 New Jersey Health Care Facilities Financing Authority,        7/10 at 100.00          A2       2,109,380
              Revenue Bonds, Robert Wood Johnson University Hospital,
              Series 2000, 5.750%, 7/01/31

         900 New Jersey Health Care Facilities Financing Authority,        7/15 at 100.00          AA         912,429
              Revenue Bonds, RWJ Health Care Corporation, Series 2005B,
              5.000%, 7/01/35 - RAAI Insured

             New Jersey Health Care Facilities Financing Authority,
             Revenue Bonds, Somerset Medical Center, Series 2003:
         125  5.500%, 7/01/23                                              7/13 at 100.00        Baa3         127,935
       1,125  5.500%, 7/01/33                                              7/13 at 100.00        Baa3       1,145,059

       1,250 New Jersey Health Care Facilities Financing Authority,        7/12 at 100.00        Baa1       1,323,825
              Revenue Bonds, South Jersey Hospital System, Series 2002,
              5.875%, 7/01/21

         845 New Jersey Health Care Facilities Financing Authority,        7/14 at 100.00          AA         890,444
              Revenue Bonds, St. Clare's Hospital, Series 2004A, 5.250%,
              7/01/20 - RAAI Insured

       1,500 New Jersey Health Care Facilities Financing Authority,        7/10 at 100.00        BBB+       1,619,280
              Revenue Bonds, St. Peter's University Hospital, Series
              2000A, 6.875%, 7/01/30

         510 New Jersey Health Care Facilities Financing Authority,        7/10 at 101.00        BBB-         561,796
              Revenue Bonds, Trinitas Hospital Obligated Group, Series
              2000, 7.500%, 7/01/30

       1,500 New Jersey Health Care Facilities Financing Authority,        1/09 at 101.00         AAA       1,567,920
              Revenue Bonds, Virtua Health System, Series 1998, 5.250%,
              7/01/10 - FSA Insured

       1,000 New Jersey Health Care Facilities Financing Authority,        7/07 at 102.00         AAA       1,021,710
              Revenue Refunding Bonds, AHS Hospital Corporation, Series
              1997A, 5.000%, 7/01/27 - AMBAC Insured

       1,710 New Jersey Health Care Facilities Financing Authority,        1/12 at 100.00          AA       1,741,173
              Revenue Refunding Bonds, Bayshore Community Hospital,
              Series 2002, 5.000%, 7/01/22 - RAAI Insured

       1,200 New Jersey Health Care Facilities Financing Authority,        7/07 at 102.00         AAA       1,240,452
              Revenue Refunding Bonds, Holy Name Hospital, Series 1997,
              5.250%, 7/01/20 - AMBAC Insured

         500 New Jersey Health Care Facilities Financing Authority,        7/07 at 102.00        BBB-         515,870
              Revenue Refunding Bonds, St. Elizabeth Hospital Obligated
              Group, Series 1997, 6.000%, 7/01/27

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and     7/06 at 101.00         AAA       1,012,120
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series
              1995A, 6.250%, 7/01/16 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
      21,105 Total Health Care                                                                             21,869,555
---------------------------------------------------------------------------------------------------------------------

----
33

Portfolio of Investments (Unaudited)
NUVEEN NEW JERSEY MUNICIPAL BOND FUND (continued)
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 2.4%

 $     1,000 Essex County Improvement Authority, New Jersey, FNMA         11/12 at 100.00         Aaa $     1,001,880
              Enhanced Multifamily Housing Revenue Bonds, Ballantyne
              House Project, Series 2002, 4.750%, 11/01/22 (Alternative
              Minimum Tax)

       1,500 New Jersey Housing and Mortgage Finance Agency, Multifamily   3/10 at 100.00         AAA       1,561,200
              Housing Revenue Bonds, Series 2000A-1, 6.350%,
              11/01/31 - FSA Insured (Alternative Minimum Tax)

         630 New Jersey Housing and Mortgage Finance Agency, Multifamily   8/10 at 100.00         AAA         654,602
              Housing Revenue Bonds, Series 2000E-1, 5.750%,
              5/01/25 - FSA Insured

         970 Newark Housing Authority, New Jersey, GNMA Collateralized    10/09 at 102.00         Aaa       1,024,844
              Housing Revenue Bonds, Fairview Apartments Project, Series
              2000A, 6.300%, 10/20/19 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       4,100 Total Housing/Multifamily                                                                      4,242,526
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 2.9%

       4,000 New Jersey Housing and Mortgage Finance Agency, Home Buyer   10/07 at 101.50         AAA       4,104,440
              Program Revenue Bonds, Series 1997U, 5.700%,
              10/01/14 - MBIA Insured (Alternative Minimum Tax)

         670 New Jersey Housing and Mortgage Finance Agency, Home Buyer   10/10 at 100.00         AAA         674,516
              Program Revenue Bonds, Series 2000CC, 5.875%,
              10/01/31 - MBIA Insured (Alternative Minimum Tax)

         205 Virgin Islands Housing Finance Corporation, GNMA              9/06 at 101.00         AAA         206,404
              Mortgage-Backed Securities Program Single Family Mortgage
              Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       4,875 Total Housing/Single Family                                                                    4,985,360
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 6.7%

       1,300 New Jersey Economic Development Authority, First Mortgage     7/08 at 102.00           A       1,340,365
              Fixed Rate Revenue Bonds, Cadbury Corporation, Series
              1998A, 5.500%, 7/01/18 - ACA Insured

         375 New Jersey Economic Development Authority, First Mortgage    11/14 at 100.00         N/R         395,876
              Revenue Bonds, Winchester Gardens at Wards Homestead,
              Series 2004A, 5.750%, 11/01/24

       5,100 New Jersey Economic Development Authority, Revenue Bonds,    12/09 at 101.00         Aa3       5,404,623
              Jewish Community Housing Corporation of Metropolitan New
              Jersey, Series 1999, 5.900%, 12/01/31

         600 New Jersey Economic Development Authority, Revenue Bonds,     6/11 at 102.00          A+         648,564
              Masonic Charity Foundation of New Jersey, Series 2001,
              5.875%, 6/01/18

       1,500 New Jersey Economic Development Authority, Revenue Bonds,     1/08 at 102.00         BB+       1,430,565
              United Methodist Homes of New Jersey Obligated Group,
              Series 1998, 5.125%, 7/01/25

             New Jersey Health Care Facilities Financing Authority,
             Revenue Bonds, House of the Good Shepherd Obligated Group,
             Series 2001:
       1,000  5.100%, 7/01/21 - RAAI Insured                               7/11 at 100.00          AA       1,024,080
       1,350  5.200%, 7/01/31 - RAAI Insured                               7/11 at 100.00          AA       1,384,263
---------------------------------------------------------------------------------------------------------------------
      11,225 Total Long-Term Care                                                                          11,628,336
---------------------------------------------------------------------------------------------------------------------
             Materials - 0.2%

         250 Union County Pollution Control Financing Authority, New         No Opt. Call        Baa1         260,743
              Jersey, Revenue Refunding Bonds, American Cyanamid
              Company, Series 1994, 5.800%, 9/01/09
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 11.1%

       1,445 Clifton, New Jersey, General Obligation Bonds, Series 2002,   1/11 at 100.00         AAA       1,503,132
              5.000%, 1/15/19 - FGIC Insured

         500 Hillsborough Township School District, Somerset County, New     No Opt. Call          AA         548,520
              Jersey, General Obligation School Bonds, Series 1992,
              5.875%, 8/01/11

       1,500 Jersey City, New Jersey, General Obligation Bonds, Series     9/16 at 100.00         AAA       1,572,885
              2006A, 5.000%, 9/01/22 - AMBAC Insured

       3,500 Middletown Township Board of Education, Monmouth County,      8/10 at 100.00         AAA       3,632,510
              New Jersey, Refunding School Bonds, Series 2001, 5.000%,
              8/01/22 - FSA Insured

         480 New Jersey, General Obligation Bonds, Series 2005L, 5.250%,     No Opt. Call         AAA         523,008
              7/15/16 - AMBAC Insured

         165 Parsippany-Troy Hills Township, New Jersey, General             No Opt. Call          AA         160,009
              Obligation Bonds, Series 1992, 0.000%, 4/01/07

         250 Union City, Hudson County, New Jersey, General Obligation       No Opt. Call         AAA         277,203
              Bonds, Series 1992, 6.375%, 11/01/10 - FSA Insured

----
34

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

 $     5,000 Union County Utilities Authority, New Jersey, Solid Waste     6/08 at 102.00         AA+ $     5,044,450
              System County Deficiency Revenue Bonds, Series 1998A,
              5.000%, 6/15/28 (Alternative Minimum Tax)

       1,000 Washington Township Board of Education, Gloucester County,    2/13 at 100.00         Aaa       1,054,490
              New Jersey, General Obligation Bonds, Series 2004, 5.000%,
              2/01/15 - MBIA Insured

             Washington Township Board of Education, Mercer County, New
             Jersey, General Obligation Bonds, Series 2005:
       2,550  5.000%, 1/01/16 - FSA Insured                                  No Opt. Call         Aaa       2,725,057
       2,110  5.000%, 1/01/21 - FSA Insured                                1/16 at 100.00         Aaa       2,217,315
---------------------------------------------------------------------------------------------------------------------
      18,500 Total Tax Obligation/General                                                                  19,258,579
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 23.1%

         650 Bergen County Improvement Authority, New Jersey, Guaranteed     No Opt. Call         Aaa         699,946
              Lease Revenue Bonds, County Administration Complex
              Project, Series 2005, 5.000%, 11/15/26

       1,005 Burlington County Bridge Commission, New Jersey,              8/13 at 100.00          AA       1,057,029
              Governmental Leasing Program Revenue Bonds, County
              Guaranteed, Series 2003, 5.000%, 8/15/15

             Burlington County Bridge Commission, New Jersey, Guaranteed
             Pooled Loan Bonds, Series 2003:
       1,000  5.000%, 12/01/20 - MBIA Insured                             12/13 at 100.00         AAA       1,046,890
         695  5.000%, 12/01/21 - MBIA Insured                             12/13 at 100.00         AAA         723,196

       1,550 Essex County Improvement Authority, New Jersey, General      10/13 at 100.00         Aaa       1,597,368
              Obligation Lease Revenue Bonds, Correctional Facilities
              Project, Series 2003A, 5.000%, 10/01/28 - FGIC Insured

         400 Essex County Improvement Authority, New Jersey, Guaranteed    6/06 at 100.00          A3         400,628
              Pooled Revenue Bonds, Series 1992A, 6.500%, 12/01/12

       3,000 Essex County Improvement Authority, New Jersey, Lease           No Opt. Call         Aaa       3,192,000
              Revenue Bonds, Series 2003, 5.000%, 12/15/12 - FSA Insured

         900 Garden State Preservation Trust, New Jersey, Open Space and     No Opt. Call         AAA         978,516
              Farmland Preservation Bonds, Series 2005C, 5.125%,
              11/01/18 - FSA Insured

       1,000 Gloucester County Improvement Authority, New Jersey, Lease    9/15 at 100.00         AAA       1,042,420
              Revenue Bonds, Series 2005A, 5.000%, 9/01/23 - MBIA Insured

             Hudson County Improvement Authority, New Jersey, County
             Secured Lease Revenue Bonds, County Services Building
             Project, Series 2005:
         395  5.000%, 4/01/25 - AMBAC Insured                              4/15 at 100.00         AAA         410,263
         920  5.000%, 4/01/35 - AMBAC Insured                              4/15 at 100.00         AAA         946,744

         405 Little Ferry Board of Education, Bergen County, New Jersey,     No Opt. Call         N/R         410,338
              Certificates of Participation, Series 1994, 6.300%, 1/15/08

       3,025 Middlesex County Improvement Authority, New Jersey, County    9/09 at 100.00         AAA       3,150,689
              Guaranteed Open Space Trust Fund Revenue Bonds, Series
              1999, 5.250%, 9/15/15

       3,000 Middlesex County, New Jersey, Certificates of                 8/11 at 100.00         AAA       3,093,390
              Participation, Series 2001, 5.000%, 8/01/22 - MBIA Insured

       1,560 New Jersey Economic Development Authority, Cigarette Tax      6/14 at 100.00         BBB       1,646,674
              Revenue Bonds, Series 2004, 5.750%, 6/15/34

       1,000 New Jersey Economic Development Authority, Lease Revenue      3/15 at 100.00         AAA       1,038,330
              Bonds, Liberty State Park Project, Series 2005C, 5.000%,
              3/01/27 - FSA Insured

       2,600 New Jersey Economic Development Authority, Revenue Bonds,     7/14 at 100.00         AAA       2,799,238
              Motor Vehicle Surcharge, Series 2004A, 5.250%,
              7/01/15 - MBIA Insured

       1,700 New Jersey Economic Development Authority, School Facility      No Opt. Call         AAA       1,846,897
              Construction Bonds, Series 2005K, 5.250%, 12/15/14 - FGIC
              Insured

       1,000 New Jersey Educational Facilities Authority, Revenue Bonds,   9/12 at 100.00         AAA       1,067,030
              Higher Education Capital Improvement Bonds, Fund Issue,
              Series 2002A, 5.250%, 9/01/19 - AMBAC Insured

         700 New Jersey Educational Facilities Authority, Revenue Bonds,     No Opt. Call         AAA         747,383
              Higher Education Capital Improvement Fund, Series 2005A,
              5.000%, 9/01/15 - FSA Insured

----
35

Portfolio of Investments (Unaudited)
NUVEEN NEW JERSEY MUNICIPAL BOND FUND (continued)
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)
 $     1,050 New Jersey Health Care Facilities Financing Authority,        9/15 at 100.00         AAA $     1,105,157
              Lease Revenue Bonds, Department of Human
              Services - Greystone Park Psychiatric Hospital, Series
              2005, 5.000%, 9/15/18 - AMBAC Insured
       1,295 New Jersey Transit Corporation, Lease Appropriation Bonds,    9/15 at 100.00         AAA       1,358,170
              Series 2005A, 5.000%, 9/15/18 - FGIC Insured
       2,500 New Jersey Transportation Trust Fund Authority,               6/15 at 100.00         AAA       2,619,375
              Transportation System Bonds, Series 2005D,
              5.000%, 6/15/19 - FSA Insured

       1,900 New Jersey Transportation Trust Fund Authority,                 No Opt. Call         AA-       2,111,679
              Transportation System Bonds, Series 2006A,
              5.500%, 12/15/22 (WI/DD, Settling 6/01/06)

         170 Puerto Rico Aqueduct and Sewerage Authority, Revenue          7/06 at 101.50         BBB         171,632
              Refunding Bonds, Series 1995, 5.000%, 7/01/15

         485 Puerto Rico Convention Center District Authority, Hotel       7/16 at 100.00         AAA         475,960
              Occupancy Tax Revenue Bonds, Series 2006A, 4.500%,
              7/01/36 - CIFG Insured

       4,000 Puerto Rico Public Finance Corporation, Commonwealth            No Opt. Call         AAA       4,334,560
              Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC
              Insured
---------------------------------------------------------------------------------------------------------------------
      37,905 Total Tax Obligation/Limited                                                                  40,071,502
---------------------------------------------------------------------------------------------------------------------
             Transportation - 13.7%

             Delaware River and Bay Authority, Delaware and New Jersey,
             Revenue Bonds, Series 2005:
       1,335  5.000%, 1/01/26 - MBIA Insured                               1/15 at 100.00         AAA       1,389,281
         500  5.000%, 1/01/27 - MBIA Insured                               1/15 at 100.00         AAA         519,965
         500  5.000%, 1/01/28 - MBIA Insured                               1/15 at 100.00         AAA         518,160

       3,500 Delaware River Port Authority, New Jersey and Pennsylvania,   1/10 at 100.00         AAA       3,712,065
              Revenue Bonds, Series 1999, 5.750%, 1/01/22 - FSA Insured

       3,400 New Jersey Turnpike Authority, Revenue Bonds, Residual        7/13 at 100.00         Aaa       3,883,208
              Interest, Series 835, Series 2003A, 7.515%, 1/01/19 - FGIC
              Insured (IF)

             New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          40  6.500%, 1/01/16                                                No Opt. Call           A          45,791
         485  6.500%, 1/01/16 - MBIA Insured                                 No Opt. Call         AAA         557,328

       1,330 New Jersey Turnpike Authority, Revenue Bonds, Series 2005C,   1/15 at 100.00         AAA       1,372,560
              5.000%, 1/01/35 - FSA Insured

         375 Newark Housing Authority, New Jersey, Port Authority          1/14 at 100.00         AAA         397,706
              Terminal Revenue Bonds, Series 2004,
              5.250%, 1/01/21 - MBIA Insured

       2,500 Port Authority of New York and New Jersey, Consolidated       6/15 at 101.00         AAA       2,602,025
              Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%,
              12/01/28 - XLCA Insured
             Port Authority of New York and New Jersey, Special Project
             Bonds, JFK International Air Terminal LLC, Sixth Series
             1997:
       2,125  6.250%, 12/01/08 - MBIA Insured (Alternative Minimum Tax)      No Opt. Call         AAA       2,239,644
       1,000  7.000%, 12/01/12 - MBIA Insured (Alternative Minimum Tax)      No Opt. Call         AAA       1,156,110
       2,000  5.750%, 12/01/22 - MBIA Insured (Alternative Minimum Tax)   12/07 at 102.00         AAA       2,090,400
       3,125  5.750%, 12/01/25 - MBIA Insured (Alternative Minimum Tax)   12/07 at 100.00         AAA       3,207,281
---------------------------------------------------------------------------------------------------------------------
      22,215 Total Transportation                                                                          23,691,524
---------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 7.5% (3)
             Garden State Preservation Trust, New Jersey, Open Space and
             Farmland Preservation Bonds, Series 2003A:
         750  5.250%, 11/01/19 (Pre-refunded 11/01/13) - FSA Insured      11/13 at 100.00         AAA         814,238
       1,225  5.000%, 11/01/20 (Pre-refunded 11/01/13) - FSA Insured      11/13 at 100.00         AAA       1,310,370
       1,625  5.000%, 11/01/21 (Pre-refunded 11/01/13) - FSA Insured      11/13 at 100.00         AAA       1,738,246
       1,000 New Jersey Economic Development Authority, School             6/13 at 100.00         AAA       1,084,110
              Facilities Construction Bonds, Series 2003F,
              5.250%, 6/15/21 (Pre-refunded 6/15/13) - FGIC Insured
         475 New Jersey Health Care Facilities Financing Authority,          No Opt. Call         Aaa         504,360
              Revenue Bonds, Hackensack Hospital, Series 1979A, 8.750%,
              7/01/09 (ETM)
             New Jersey Transportation Trust Fund Authority,
             Transportation System Bonds, Series 2003C:
       1,000  5.500%, 6/15/17 (Pre-refunded 6/15/13)                       6/13 at 100.00         AAA       1,100,680
       1,000  5.500%, 6/15/18 (Pre-refunded 6/15/13)                       6/13 at 100.00         AAA       1,099,390

----
36

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (3) (continued)

             New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
 $        10  6.500%, 1/01/16 (ETM)                                          No Opt. Call         AAA $        11,551
         165  6.500%, 1/01/16 - MBIA Insured (ETM)                           No Opt. Call         AAA         190,592
         600  6.500%, 1/01/16 (ETM)                                          No Opt. Call         AAA         693,060
         165  6.500%, 1/01/16 - AMBAC Insured (ETM)                          No Opt. Call         AAA         190,592
         115  6.500%, 1/01/16 - MBIA Insured (ETM)                           No Opt. Call         AAA         132,837
          10  6.500%, 1/01/16 - AMBAC Insured (ETM)                          No Opt. Call         AAA          11,551

       3,900 Puerto Rico Infrastructure Financing Authority, Special      10/10 at 101.00         AAA       4,148,040
              Obligation Bonds, Series 2000A, 5.375%, 10/01/24
---------------------------------------------------------------------------------------------------------------------
      12,040 Total U.S. Guaranteed                                                                         13,029,617
---------------------------------------------------------------------------------------------------------------------
             Utilities - 0.9%

         220 Camden County Pollution Control Financing Authority, New      6/06 at 100.00        Baa3         223,355
              Jersey, Solid Waste Disposal and Resource Recovery System
              Revenue Bonds, Series 1991D, 7.250%, 12/01/10

       1,250 New Jersey Economic Development Authority, Pollution            No Opt. Call        Baa1       1,279,672
              Control Revenue Refunding Bonds, Public Service Electric
              and Gas Company, Series 2001A, 5.000%, 3/01/12

         100 Port Authority of New York and New Jersey, Special Project      No Opt. Call         N/R         101,792
              Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       1,570 Total Utilities                                                                                1,604,819
---------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 1.1%

       1,380 Bayonne Municipal Utilities Authority, New Jersey, Water      4/13 at 100.00         Aaa       1,437,008
              System Revenue Refunding Bonds, Series 2003A, 5.000%,
              4/01/18 - XLCA Insured

         500 North Hudson Sewerage Authority, New Jersey, Sewerage         8/12 at 100.00         Aaa         533,121
              Revenue Refunding Bonds, Series 2002A, 5.250%,
              8/01/19 - FGIC Insured
---------------------------------------------------------------------------------------------------------------------
       1,880 Total Water and Sewer                                                                          1,970,129
---------------------------------------------------------------------------------------------------------------------
 $   162,460 Total Long-Term Investments (cost $166,313,533) - 98.3%                                      170,552,255
---------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.8%

       1,350 Puerto Rico Government Development Bank, Adjustable                                 A-1+       1,350,000
              Refunding Bonds, Variable Rate Demand Obligations, Series
              1985, 3.160%, 12/01/15 - MBIA Insured (4)
---------------------------------------------------------------------------------------------------------------------
 $     1,350 Total Short-Term Investments (cost $1,350,000)                                                 1,350,000
---------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $167,663,533) -  99.1%                                               171,902,255
             -------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 0.9%                                                           1,495,444
             -------------------------------------------------------------------------------------------------------
             Net Assets -  100%                                                                       $   173,397,699
             -------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
            (3) Backed by an escrow or trust containing sufficient U.S.
                Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
            (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
            N/R Not rated.
          WI/DD  Purchased on a when-issued or delayed delivery basis.
          (ETM) Escrowed to maturity.
           (IF) Inverse floating rate investment.

----
37

Portfolio of Investments (Unaudited)
NUVEEN NEW JERSEY MUNICIPAL BOND FUND (continued)
May 31, 2006


           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At May 31, 2006, the cost of investments was $167,622,845.

           Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $ 5,289,421
       Depreciation                                             (1,010,011)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $ 4,279,410
     ----------------------------------------------------------------------

----
38

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK MUNICIPAL BOND FUND
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.2%

 $       665 New York City Industrial Development Agency, New York,        9/15 at 100.00        BBB- $       668,372
              Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005,
              5.000%, 9/01/35
---------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.9%

          55 New York Counties Tobacco Trust I, Tobacco Settlement         6/10 at 101.00         BBB          56,279
              Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23

       1,110 New York Counties Tobacco Trust II, Tobacco Settlement        6/11 at 101.00         BBB       1,122,798
              Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

       1,345 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00         BBB       1,369,627
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

         565 Rensselaer Tobacco Asset Securitization Corporation, New      6/12 at 100.00         BBB         570,068
              York, Tobacco Settlement Asset-Backed Bonds, Series 2001A,
              5.200%, 6/01/25

             TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
             2006:
       2,720  4.750%, 6/01/22                                              6/16 at 100.00         BBB       2,693,562
       1,225  5.000%, 6/01/26                                              6/16 at 100.00         BBB       1,204,481
---------------------------------------------------------------------------------------------------------------------
       7,020 Total Consumer Staples                                                                         7,016,815
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 10.7%

       2,000 Albany Industrial Development Agency, New York, Revenue      10/10 at 100.00          AA       2,124,380
              Bonds, Albany Law School, Series 2000A, 5.750%,
              10/01/30 - RAAI Insured

       1,605 Brookhaven Industrial Development Agency, New York, Revenue   3/23 at 100.00         BB+       1,605,915
              Bonds, Dowling College, Series 1993, 6.750%, 3/01/23

         215 Cattaraugus County Industrial Development Agency, New York,   5/16 at 100.00        BBB-         215,742
              Revenue Bonds, St. Bonaventure University, Series 2006,
              5.000%, 5/01/23

         685 Dormitory Authority of the State of New York, Insured         7/11 at 102.00          AA         719,867
              Revenue Bonds, D'Youville College, Series 2001, 5.250%,
              7/01/20 - RAAI Insured

       1,850 Dormitory Authority of the State of New York, Insured         7/08 at 101.00         AAA       1,909,977
              Revenue Bonds, New York Medical College, Series 1998,
              5.000%, 7/01/21 - MBIA Insured

             Dormitory Authority of the State of New York, Lease Revenue
             Bonds, State University Dormitory Facilities, Series 2003B:
       1,250  5.250%, 7/01/31 (Mandatory put 7/01/13) - FGIC Insured       7/31 at 100.00         AAA       1,341,125
       2,000  5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured       7/32 at 100.00         AAA       2,145,800

       1,000 Dormitory Authority of the State of New York, Revenue           No Opt. Call         AAA       1,119,650
              Bonds, City University of New York, Series 2005A, 5.500%,
              7/01/18 - FGIC Insured

       2,700 Dormitory Authority of the State of New York, Revenue         7/09 at 101.00          AA       2,893,482
              Bonds, Marymount Manhattan College, Series 1999, 6.250%,
              7/01/29 - RAAI Insured

       1,250 Dormitory Authority of the State of New York, Revenue         7/09 at 102.00          AA       1,342,025
              Bonds, Pratt Institute, Series 1999,
              6.000%, 7/01/24 - RAAI Insured

       1,335 Dormitory Authority of the State of New York, Revenue         5/10 at 101.00         AAA       1,872,044
              Bonds, State University Educational Facilities, 1999
              Resolution, Series A-D, RITES, Series PA-781R, 9.794%,
              5/15/16 - FSA Insured (IF)

       1,000 Dormitory Authority of the State of New York, Revenue         5/14 at 100.00         AA-       1,073,000
              Bonds, State University Educational Facilities, Series
              1993B, 5.250%, 5/15/19

         710 Dormitory Authority of the State of New York, Second            No Opt. Call          A1         762,654
              General Resolution Consolidated Revenue Bonds, City
              University System, Series 1990C, 7.500%, 7/01/10

       1,500 Dormitory Authority of the State of New York, Second            No Opt. Call         AA-       1,531,905
              General Resolution Consolidated Revenue Bonds, City
              University System, Series 1993A, 5.750%, 7/01/07

       2,470 Dutchess County Industrial Development Agency, New York,     11/06 at 100.00          A3       2,476,471
              Civic Facility Revenue Bonds, Bard College, Series 1992,
              7.000%, 11/01/17

         615 Hempstead Town Industrial Development Agency, New York,      10/15 at 100.00          A-         624,354
              Revenue Bonds, Adelphi University, Civic Facility Project,
              Series 2005, 5.000%, 10/01/35

       1,650 New York City Industrial Development Agency, New York,        7/12 at 100.00          A1       1,720,059
              Civic Facility Revenue Bonds, American Council of Learned
              Societies, Series 2002, 5.250%, 7/01/27

----
39

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK MUNICIPAL BOND FUND (continued)
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations (continued)

             New York City Industrial Development Agency, New York,
             Civic Facility Revenue Bonds, College of New Rochelle,
             Series 1995:
 $     1,000  6.200%, 9/01/10                                              9/06 at 101.00        Baa2 $     1,021,620
       1,000  6.300%, 9/01/15                                              9/06 at 101.00        Baa2       1,021,340

         700 New York City Trust for Cultural Resources, New York,         7/10 at 101.00           A         748,629
              Revenue Bonds, Museum of American Folk Art, Series 2000,
              6.000%, 7/01/22 - ACA Insured

       1,000 New York City Trust for Cultural Resources, New York,         7/12 at 100.00         AAA       1,033,170
              Revenue Bonds, Museum of Modern Art, Series 2001D, 5.125%,
              7/01/31 - AMBAC Insured

             Niagara County Industrial Development Agency, New York,
             Civic Facility Revenue Bonds, Niagara University, Series
             2001A:
       3,000  5.500%, 11/01/16 - RAAI Insured                             11/11 at 101.00          AA       3,224,610
       1,000  5.350%, 11/01/23 - RAAI Insured                             11/11 at 101.00          AA       1,064,500

       3,330 Suffolk County Industrial Development Agency, New York,       6/06 at 100.00         BB+       3,331,232
              Revenue Bonds, Dowling College, Series 1994, 6.625%,
              6/01/24

       1,000 Suffolk County Industrial Development Agency, New York,      12/06 at 102.00         BB+       1,013,420
              Revenue Bonds, Dowling College, Series 1996, 6.700%,
              12/01/20

             Utica Industrial Development Agency, New York, Revenue
             Bonds, Utica College, Series 1998A:
         195  5.300%, 8/01/08                                                No Opt. Call         N/R         194,965
       1,000  5.750%, 8/01/28                                              8/08 at 102.00         N/R       1,007,080
---------------------------------------------------------------------------------------------------------------------
      37,060 Total Education and Civic Organizations                                                       39,139,016
---------------------------------------------------------------------------------------------------------------------
             Financials - 0.2%

         500 Liberty Development Corporation, New York, Goldman Sachs        No Opt. Call         Aa3         543,080
              Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
---------------------------------------------------------------------------------------------------------------------
             Health Care - 10.9%

       3,300 Dormitory Authority of the State of New York, FHA-Insured     2/07 at 102.00         AAA       3,413,223
              Mortgage Nursing Home Revenue Bonds, Menorah Campus Inc.,
              Series 1997, 5.950%, 2/01/17

       2,250 Dormitory Authority of the State of New York, FHA-Insured     2/07 at 102.00         AAA       2,322,855
              Mortgage Nursing Home Revenue Bonds, Rosalind and Joseph
              Gurwin Jewish Geriatric Center of Long Island, Series
              1997, 5.700%, 2/01/37 -  AMBAC Insured

       3,000 Dormitory Authority of the State of New York, FHA-Insured     2/15 at 100.00         AAA       3,120,690
              Revenue Bonds, Montefiore Medical Center, Series 2005,
              5.000%, 2/01/22 - FGIC Insured

       4,400 Dormitory Authority of the State of New York, FHA-Insured     8/15 at 100.00          AA       4,435,728
              Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005,
              4.900%, 8/15/31

       3,000 Dormitory Authority of the State of New York, Revenue         7/10 at 101.00        Baa1       3,249,330
              Bonds, Catholic Health Services of Long Island Obligated
              Group - St. Catherine of Siena Medical Center, Series
              2000A, 6.500%, 7/01/20

       2,400 Dormitory Authority of the State of New York, Revenue         7/11 at 101.00         Ba2       2,410,320
              Bonds, Lenox Hill Hospital Obligated Group, Series 2001,
              5.500%, 7/01/30

       1,650 Dormitory Authority of the State of New York, Revenue         7/10 at 101.00         Ba1       1,766,408
              Bonds, Mount Sinai NYU Health Obligated Group, Series
              2000A, 6.500%, 7/01/25

       3,270 Dormitory Authority of the State of New York, Revenue         8/14 at 100.00         AAA       3,499,718
              Bonds, New York and Presbyterian Hospital, Series 2004A,
              5.250%, 8/15/15 - FSA Insured

       1,250 Dormitory Authority of the State of New York, Revenue         5/13 at 100.00          A3       1,312,450
              Bonds, North Shore Long Island Jewish Group, Series 2003,
              5.375%, 5/01/23

         220 Dormitory Authority of the State of New York, Revenue         7/06 at 102.00          B2         219,949
              Bonds, Nyack Hospital, Series 1996, 6.000%, 7/01/06

       1,500 Dormitory Authority of the State of New York, Revenue         7/13 at 100.00        Baa1       1,560,525
              Bonds, South Nassau Communities Hospital, Series 2003B,
              5.500%, 7/01/23

       1,000 Dormitory Authority of the State of New York, Revenue         7/13 at 100.00        Baa1       1,031,580
              Bonds, Winthrop-South Nassau University Hospital
              Association, Series 2003A, 5.500%, 7/01/32

----
40

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Health Care (continued)
 $     2,550 New York City Health and Hospitals Corporation, New York,     2/13 at 100.00         AAA $     2,700,323
              Health System Revenue Bonds, Series 2003A, 5.250%,
              2/15/22 - AMBAC Insured
         745 New York City Industrial Development Agency, New York,        7/12 at 100.00          B2         755,043
              Civic Facility Revenue Bonds, Staten Island University
              Hospital, Series 2001B, 6.375%, 7/01/31
       2,175 New York City Industrial Development Agency, New York,        7/12 at 101.00          B2       2,217,304
              Civic Facility Revenue Bonds, Staten Island University
              Hospital, Series 2002C, 6.450%, 7/01/32
         300 New York State Medical Care Facilities Finance Agency,        8/06 at 100.00         AAA         300,300
              FHA-Insured Mortgage Revenue Bonds, Hospital and Nursing
              Home Projects, Series 1992B, 6.200%, 8/15/22
         785 New York State Medical Care Facilities Finance Agency,        8/06 at 101.00          AA         794,279
              FHA-Insured Mortgage Revenue Bonds, Kenmore Mercy
              Hospital, Series 1995B, 6.100%, 2/15/15
       1,620 Newark-Wayne Community Hospital, New York, Hospital Revenue   9/06 at 100.00         N/R       1,621,620
              Refunding and Improvement Bonds, Series 1993A, 7.600%,
              9/01/15
             Suffolk County Industrial Development Agency, New York,
             Revenue Bonds, Huntington Hospital, Series 2002C:
         850  6.000%, 11/01/22                                            11/12 at 100.00        Baa1         901,773
       1,220  5.875%, 11/01/32                                            11/12 at 100.00        Baa1       1,273,168
       1,000 Yonkers Industrial Development Agency, New York, Revenue      7/11 at 101.00          BB       1,039,750
              Bonds, St. John's Riverside Hospital, Series 2001A,
              7.125%, 7/01/31
---------------------------------------------------------------------------------------------------------------------
      38,485 Total Health Care                                                                             39,946,336
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 5.4%
         335 East Syracuse Housing Authority, New York, FHA-Insured        4/10 at 102.00         AAA         360,755
              Section 8 Assisted Revenue Refunding Bonds, Bennet
              Project, Series 2001A, 6.700%, 4/01/21
       1,000 Madison County Industrial Development Agency, New York,       6/15 at 101.00         AAA       1,028,060
              Civic Facility Revenue Bonds, Morrisville State College
              Foundation, Series 2005A, 5.000%, 6/01/37 - CIFG Insured
             New York City Housing Development Corporation, New York,
             Multifamily Housing Revenue Bonds, Series 2001A:
       2,000  5.500%, 11/01/31                                             5/11 at 101.00          AA       2,063,500
       2,000  5.600%, 11/01/42                                             5/11 at 101.00          AA       2,062,880
       2,000 New York City Housing Development Corporation, New York,     11/11 at 100.00          AA       2,036,800
              Multifamily Housing Revenue Bonds, Series 2001C-2, 5.400%,
              11/01/33 (Alternative Minimum Tax)
             New York City Housing Development Corporation, New York,
             Multifamily Housing Revenue Bonds, Series 2002A:
         910  5.375%, 11/01/23 (Alternative Minimum Tax)                   5/12 at 100.00          AA         936,872
         450  5.500%, 11/01/34 (Alternative Minimum Tax)                   5/12 at 100.00          AA         461,034
       2,000 New York City Housing Development Corporation, New York,      5/14 at 100.00          AA       2,079,300
              Multifamily Housing Revenue Bonds, Series 2004A, 5.250%,
              11/01/30
       1,080 New York City Housing Development Corporation, New York,     11/15 at 100.00          AA       1,079,104
              Multifamily Housing Revenue Bonds, Series 2005F-1, 4.750%,
              11/01/35
             New York State Housing Finance Agency, FHA-Insured
             Multifamily Housing Mortgage Revenue Bonds, Series 1992A:
         105  6.950%, 8/15/12                                              8/06 at 100.00          AA         105,513
          45  7.000%, 8/15/22                                              8/06 at 100.00          AA          45,177
       1,990 New York State Housing Finance Agency, Mortgage Revenue      11/06 at 102.00         AAA       2,033,462
              Refunding Bonds, Housing Project, Series 1996A, 6.125%,
              11/01/20 - FSA Insured
       1,000 New York State Housing Finance Agency, Secured Mortgage       8/11 at 100.00         Aa1       1,021,410
              Program Multifamily Housing Revenue Bonds, Series 2001G,
              5.400%, 8/15/33 (Alternative Minimum Tax)
       1,250 Tonawanda Housing Authority, New York, Housing Revenue        9/09 at 103.00         N/R       1,174,425
              Bonds, Kibler Senior Housing LP, Series 1999A, 7.750%,
              9/01/31
       3,030 Westchester County Industrial Development Agency, New York,   8/11 at 102.00         Aaa       3,186,560
              GNMA Collateralized Mortgage Loan Revenue Bonds, Living
              Independently for the Elderly Inc., Series 2001A, 5.400%,
              8/20/32
---------------------------------------------------------------------------------------------------------------------
      19,195 Total Housing/Multifamily                                                                     19,674,852
---------------------------------------------------------------------------------------------------------------------

----
41

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK MUNICIPAL BOND FUND (continued)
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.8%
 $     2,375 New York State Mortgage Agency, Homeowner Mortgage Revenue    4/15 at 100.00         Aa1 $     2,337,166
              Bonds, Series 130, 4.650%, 4/01/27 (Alternative Minimum
              Tax)
         695 New York State Mortgage Agency, Homeowner Mortgage Revenue   10/09 at 100.00         Aa1         698,920
              Bonds, Series 82, 5.650%, 4/01/30 (Alternative Minimum Tax)
       1,470 New York State Mortgage Agency, Homeowner Mortgage Revenue    4/10 at 100.00         Aa1       1,526,492
              Bonds, Series 95, 5.625%, 4/01/22
       1,660 New York State Mortgage Agency, Mortgage Revenue Bonds,       4/13 at 101.00         Aaa       1,665,246
              Thirty-Third Series A, 4.750%, 4/01/23 (Alternative
              Minimum Tax)
         280 New York State Mortgage Agency, Mortgage Revenue Bonds,      10/10 at 100.00         Aaa         285,916
              Twenty-Ninth Series, 5.450%, 4/01/31 (Alternative Minimum
              Tax)
---------------------------------------------------------------------------------------------------------------------
       6,480 Total Housing/Single Family                                                                    6,513,740
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 4.9%
         300 Dormitory Authority of the State of New York, FHA-Insured     2/12 at 101.00         AAA         315,648
              Mortgage Revenue Bonds, Augustana Lutheran Home for the
              Aged Inc., Series 2001, 5.400%, 2/01/31 - MBIA Insured
       1,875 Dormitory Authority of the State of New York, FHA-Insured     8/06 at 102.00         AAA       1,880,850
              Mortgage Revenue Bonds, W.K. Nursing Home Corporation,
              Series 1996, 5.950%, 2/01/16
       1,520 Dormitory Authority of the State of New York, FHA-Insured     2/13 at 102.00         AAA       1,588,126
              Nursing Home Mortgage Revenue Bonds, Shorefront Jewish
              Geriatric Center Inc., Series 2002, 5.200%, 2/01/32
       2,000 Dormitory Authority of the State of New York, Revenue         7/06 at 102.00         Aa1       2,042,860
              Bonds, Bishop Henry R. Hucles Nursing Home Inc., Series
              1996, 6.000%, 7/01/24
       1,500 Dormitory Authority of the State of New York, Revenue         7/10 at 101.00         Aa3       1,608,120
              Bonds, Concord Nursing Home Inc., Series 2000, 6.500%,
              7/01/29
       1,000 Dormitory Authority of the State of New York, Revenue         7/10 at 102.00           A       1,080,400
              Bonds, Miriam Osborn Memorial Home Association, Series
              2000B, 6.375%, 7/01/29 - ACA Insured
             Dormitory Authority of the State of New York, Revenue
             Bonds, Providence Rest, Series 2005:
          50  5.125%, 7/01/30 - ACA Insured                                7/15 at 100.00           A          51,072
         415  5.000%, 7/01/35 - ACA Insured                                7/15 at 100.00           A         417,544
       1,320 East Rochester Housing Authority, New York, GNMA Secured     12/11 at 101.00         Aaa       1,380,733
              Revenue Refunding Bonds, Genesee Valley Presbyterian
              Nursing Center, Series 2001, 5.200%, 12/20/24
         965 Nassau County Industrial Development Agency, New York,        7/11 at 101.00         N/R       1,035,416
              Revenue Bonds, Special Needs Facilities Pooled Program,
              Series 2001B-1, 7.250%, 7/01/16
       1,000 New York City Industrial Development Agency, New York,        7/10 at 102.00         N/R       1,070,920
              Civic Facility Revenue Bonds, Special Needs Facilities
              Pooled Program, Series 2000, 8.125%, 7/01/19
         250 Suffolk County Industrial Development Agency, New York,       7/11 at 101.00         N/R         268,243
              Revenue Bonds, Special Needs Facilities Pooled Program,
              Series 2001C-1, 7.250%, 7/01/16
       5,000 Syracuse Housing Authority, New York, FHA-Insured Mortgage    2/08 at 102.00         AAA       5,219,700
              Revenue Bonds, Loretto Rest Residential Healthcare
              Facility, Series 1997A, 5.800%, 8/01/37
---------------------------------------------------------------------------------------------------------------------
      17,195 Total Long-Term Care                                                                          17,959,632
---------------------------------------------------------------------------------------------------------------------
             Materials - 0.3%
         700 Essex County Industrial Development Agency, New York,        11/09 at 101.00         BBB         744,576
              Environmental Improvement Revenue Bonds, International
              Paper Company, Series 1999A, 6.450%, 11/15/23 (Alternative
              Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 5.8%
       1,000 Erie County, New York, General Obligation Bonds, Series      12/15 at 100.00         AAA       1,060,130
              2005A, 5.000%, 12/01/18 - MBIA Insured

             New York City, New York, General Obligation Bonds, Fiscal
             Series 1996G:
          60  5.750%, 2/01/17                                              2/08 at 100.00          A+          60,983
         150  5.750%, 2/01/20                                              2/08 at 100.00          A+         152,459
         855 New York City, New York, General Obligation Bonds, Fiscal    11/06 at 101.50          A+         874,656
              Series 1997D, 5.875%, 11/01/11
       1,650 New York City, New York, General Obligation Bonds, Fiscal     8/14 at 100.00          A+       1,757,184
              Series 2004C, 5.250%, 8/15/16
       3,000 New York City, New York, General Obligation Bonds, Fiscal    11/14 at 100.00         AAA       3,157,050
              Series 2004E, 5.000%, 11/01/19 - FSA Insured

----
42

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

 $     1,725 New York City, New York, General Obligation Bonds, Fiscal     8/15 at 100.00         AAA $     1,831,295
              Series 2006C, 5.000%, 8/01/16 - FSA Insured

       3,620 New York City, New York, General Obligation Bonds, Fiscal     9/15 at 100.00         AAA       3,804,439
              Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

         950 Northern Mariana Islands, General Obligation Bonds, Series    6/10 at 100.00           A         996,217
              2000A, 6.000%, 6/01/20 - ACA Insured

             South Orangetown Central School District, Rockland County,
             New York, General Obligation Bonds, Series 1990:
         390  6.875%, 10/01/08                                               No Opt. Call         Aa3         417,004
         390  6.875%, 10/01/09                                               No Opt. Call         Aa3         427,764

             United Nations Development Corporation, New York, Senior
             Lien Revenue Bonds, Series 2004A:
         880  5.250%, 7/01/23                                              1/08 at 100.00          A3         896,958
         750  5.250%, 7/01/24                                              1/08 at 100.00          A3         764,453

       2,150 West Islip Union Free School District, Suffolk County, New   10/15 at 100.00         Aaa       2,277,302
              York, General Obligation Bonds, Series 2005, 5.000%,
              10/01/18 - FSA Insured

         505 White Plains, New York, General Obligation Bonds, Series      5/11 at 100.00         AA+         524,039
              2004A, 5.000%, 5/15/22

       2,085 Yonkers, New York, General Obligation Bonds, Series 2005B,    8/15 at 100.00         AAA       2,206,639
              5.000%, 8/01/18 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
      20,160 Total Tax Obligation/General                                                                  21,208,572
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 19.5%

         300 Albany Housing Authority, Albany, New York, Limited          10/06 at 101.00          A3         306,426
              Obligation Bonds, Series 1995, 5.850%, 10/01/07

       1,500 Albany Parking Authority, New York, Revenue Refunding           No Opt. Call        Baa1         825,150
              Bonds, Series 1992A, 0.000%, 11/01/17

       3,000 Battery Park City Authority, New York, Senior Revenue        11/13 at 100.00         AAA       3,208,710
              Bonds, Series 2003A, 5.250%, 11/01/22

             Canton Human Services Initiative Inc., New York, Facility
             Revenue Bonds, Series 2001:
         920  5.700%, 9/01/24                                              9/11 at 102.00        Baa2         971,272
       1,155  5.750%, 9/01/32                                              9/11 at 102.00        Baa2       1,215,279

          10 Dormitory Authority of the State of New York, Improvement     2/07 at 102.00         AAA          10,344
              Revenue Bonds, Mental Health Services Facilities, Series
              1997A, 5.750%, 8/15/22 - MBIA Insured

       1,495 Dormitory Authority of the State of New York, Revenue         2/07 at 102.00         AA-       1,540,926
              Bonds, Mental Health Services Facilities Improvements,
              Series 1997B, 5.625%, 2/15/21

         570 Dormitory Authority of the State of New York, Revenue         2/15 at 100.00         AAA         589,266
              Bonds, Mental Health Services Facilities Improvements,
              Series 2005B, 5.000%, 2/15/30 - AMBAC Insured

         375 Dormitory Authority of the State of New York, State           3/15 at 100.00         AAA         392,483
              Personal Income Tax Revenue Bonds, Series 2005F, 5.000%,
              3/15/21 - FSA Insured

             Metropolitan Transportation Authority, New York, Dedicated
             Tax Fund Bonds, Series 2002A:
       4,400  5.250%, 11/15/25 - FSA Insured                              11/12 at 100.00         AAA       4,654,716
       2,000  5.000%, 11/15/30                                            11/12 at 100.00         AA-       2,040,280

             Metropolitan Transportation Authority, New York, State
             Service Contract Refunding Bonds, Series 2002A:
       1,825  5.750%, 7/01/18                                                No Opt. Call         AA-       2,065,827
       4,400  5.125%, 1/01/29                                              7/12 at 100.00         AA-       4,551,140

       1,680 Monroe Newpower Corporation, New York, Power Facilities       1/13 at 102.00         BBB       1,745,688
              Revenue Bonds, Series 2003, 5.500%, 1/01/34

             New York City Sales Tax Asset Receivable Corporation, New
             York, Dedicated Revenue Bonds, Local Government Assistance
             Corporation, Series 2004A:
       3,900  5.000%, 10/15/25 - MBIA Insured                             10/14 at 100.00         AAA       4,074,720
       1,930  5.000%, 10/15/26 - MBIA Insured                             10/14 at 100.00         AAA       2,012,334

       2,665 New York City Transitional Finance Authority, New York,       2/13 at 100.00         AAA       2,760,247
              Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%,
              2/01/23

       1,915 New York City Transitional Finance Authority, New York,       5/10 at 101.00         Aa3       2,421,805
              Future Tax Secured Bonds, Residual Interest Certificates,
              Series 319, 10.223%, 11/01/17 (IF)

----
43

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK MUNICIPAL BOND FUND (continued)
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

 $     2,000 New York City Transitional Finance Authority, New York,       2/13 at 100.00         AAA $     2,084,060
              Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
              5.000%, 2/01/22 - MBIA Insured

       1,000 New York Convention Center Development Corporation, Hotel    11/15 at 100.00         AAA       1,024,130
              Unit Fee Revenue Bonds, Series 2005,
              5.000%, 11/15/44 - AMBAC Insured

       1,180 New York State Environmental Facilities Corporation,          3/14 at 100.00         AA-       1,225,005
              Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21

       1,000 New York State Housing Finance Agency, Revenue Refunding     11/06 at 101.50          A+       1,016,660
              Bonds, New York City Health Facilities, Series 1996A,
              6.000%, 11/01/08

          10 New York State Housing Finance Agency, Service Contract       9/07 at 100.00         AA-          10,220
              Obligation Revenue Bonds, Series 1995A, 6.375%, 9/15/15

       2,100 New York State Housing Finance Agency, State Personal         9/15 at 100.00         AAA       2,165,184
              Income Tax Revenue Bonds, Economic Development and
              Housing, Series 2006A, 5.000%, 3/15/36

       3,125 New York State Local Government Assistance Corporation,         No Opt. Call         AAA       3,381,156
              Revenue Bonds, Series 1993E, 5.250%, 4/01/16  - FSA Insured

       5,500 New York State Thruway Authority, Highway and Bridge Trust      No Opt. Call         AAA       6,210,104
              Fund Bonds, Second Generation, Series 2005B, 5.500%,
              4/01/20 - AMBAC Insured

             New York State Tobacco Settlement Financing Corporation,
             Tobacco Settlement Asset-Backed and State Contingency
             Contract-Backed Bonds, Series 2003A-1:
       1,300  5.250%, 6/01/20 - AMBAC Insured                              6/13 at 100.00         AAA       1,377,597
       2,755  5.250%, 6/01/21 - AMBAC Insured                              6/13 at 100.00         AAA       2,916,030
       4,945  5.250%, 6/01/22 - AMBAC Insured                              6/13 at 100.00         AAA       5,227,903

       3,000 New York State Tobacco Settlement Financing Corporation,      6/13 at 100.00         AA-       3,222,180
              Tobacco Settlement Asset-Backed and State Contingency
              Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

       3,500 New York State Urban Development Corporation, Service         1/17 at 100.00         AA-       3,721,515
              Contract Revenue Bonds, Correctional and Youth Facilities,
              Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

       1,085 Triborough Bridge and Tunnel Authority, New York,               No Opt. Call         AA-       1,159,030
              Convention Center Bonds, Series 1990E, 7.250%, 1/01/10

       1,250 Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00         BBB       1,369,525
              Taxes Loan Note, Series 1999A, 6.500%, 10/01/24
---------------------------------------------------------------------------------------------------------------------
      67,790 Total Tax Obligation/Limited                                                                  71,496,912
---------------------------------------------------------------------------------------------------------------------
             Transportation - 7.6%

       1,500 Metropolitan Transportation Authority, New York,                No Opt. Call         AAA       1,607,100
              Transportation Revenue Bonds, Series 2003A, 5.000%,
              11/15/15 - FGIC Insured

             Metropolitan Transportation Authority, New York,
             Transportation Revenue Refunding Bonds, Series 2002A:
       1,500  5.500%, 11/15/19 - AMBAC Insured                            11/12 at 100.00         AAA       1,632,735
       1,000  5.125%, 11/15/22 - FGIC Insured                             11/12 at 100.00         AAA       1,051,810

         500 New York City Industrial Development Agency, New York,       12/08 at 102.00         Ba2         470,080
              Special Facilities Revenue Bonds, British Airways PLC,
              Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

       1,000 New York State Thruway Authority, General Revenue Bonds,      1/15 at 100.00         AAA       1,033,440
              Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

             New York State Thruway Authority, General Revenue Bonds,
             Series 2005G:
         600  5.000%, 1/01/30 - FSA Insured                                7/15 at 100.00         AAA         622,824
       4,300  5.000%, 1/01/32 - FSA Insured                                7/15 at 100.00         AAA       4,457,079

       1,000 Niagara Frontier Airport Authority, New York, Airport         4/09 at 101.00         AAA       1,050,760
              Revenue Bonds, Buffalo Niagara International Airport,
              Series 1999A, 5.625%, 4/01/29 - MBIA Insured (Alternative
              Minimum Tax)

             Port Authority of New York and New Jersey, Consolidated
             Revenue Bonds, One Hundred Fortieth Series 2005:
       2,500  5.000%, 12/01/28 - XLCA Insured                              6/15 at 101.00         AAA       2,602,025
         625  5.000%, 12/01/31 - XLCA Insured                              6/15 at 101.00         AAA         647,213

----
44

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             Transportation (continued)

 $     1,500 Port Authority of New York and New Jersey, Special Project   12/07 at 100.00         AAA     $     1,539,495
              Bonds, JFK International Air Terminal LLC, Sixth Series
              1997, 5.750%, 12/01/25 - MBIA Insured (Alternative Minimum
              Tax)

         250 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00         CCC             226,990
              Bonds, American Airlines Inc., Series 1996A,
              6.250%, 6/01/26 (Alternative Minimum Tax)

       5,000 Triborough Bridge and Tunnel Authority, New York, General    11/12 at 100.00         AA-           6,097,799
              Purpose Revenue Bonds, ROLS II-R, Series 194, 8.301%,
              11/15/19 (IF)

       1,500 Triborough Bridge and Tunnel Authority, New York, General     1/12 at 100.00         Aa2           1,548,195
              Purpose Revenue Bonds, Series 2001A, 5.000%, 1/01/19

             Triborough Bridge and Tunnel Authority, New York,
             Subordinate Lien General Purpose Revenue Refunding Bonds,
             Series 2002E:
         780  5.500%, 11/15/20 - MBIA Insured                                No Opt. Call         AAA             882,227
       2,300  5.250%, 11/15/22 - MBIA Insured                             11/12 at 100.00         AAA           2,444,624
-------------------------------------------------------------------------------------------------------------------------
      25,855 Total Transportation                                                                              27,914,396
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 15.8% (3)

       1,000 Cattaraugus County Industrial Development Agency, New York,   7/10 at 102.00        Baa1 (3)       1,119,760
              Revenue Bonds, Jamestown Community College, Series 2000A,
              6.500%, 7/01/30 (Pre-refunded 7/01/10)

             Dormitory Authority of the State of New York, Improvement
             Revenue Bonds, Mental Health Services Facilities, Series
             1997A:
          25  5.750%, 8/15/22 (Pre-refunded 2/15/07) - MBIA Insured        2/07 at 102.00         AAA              25,874
         965  5.750%, 8/15/22 (Pre-refunded 2/15/07) - MBIA Insured        2/07 at 102.00         AAA             998,746

       1,005 Dormitory Authority of the State of New York, Revenue         2/07 at 102.00         AA- (3)       1,038,989
              Bonds, Mental Health Services Facilities Improvements,
              Series 1997B, 5.625%, 2/15/21 (Pre-refunded 2/15/07)

       1,200 Dormitory Authority of the State of New York, Revenue         3/13 at 100.00         AAA           1,309,764
              Bonds, State Personal Income Tax, Series 2003A, 5.375%,
              3/15/22 (Pre-refunded 3/15/13)

             Dormitory Authority of the State of New York, Revenue
             Bonds, State University Educational Facilities, 1999
             Resolution, Series A-D, RITES, Series PA-781R:
         835  9.789%, 5/15/14 (Pre-refunded 5/15/10) - FSA Insured (IF)    5/10 at 101.00         AAA           1,046,865
         500  9.801%, 5/15/16 (Pre-refunded 5/15/10) - FSA Insured (IF)    5/10 at 101.00         AAA             626,865
         670  9.771%, 5/15/17 (Pre-refunded 5/15/10) - FSA Insured (IF)    5/10 at 101.00         AAA             839,999

       1,750 Dormitory Authority of the State of New York, Revenue         7/09 at 101.00          A+ (3)       1,864,205
              Bonds, University of Rochester, Series 1999B, 5.625%,
              7/01/24 (Pre-refunded 7/01/09)

         220 Dormitory Authority of the State of New York, Suffolk        10/06 at 109.40        Baa1 (3)         297,400
              County, Lease Revenue Bonds, Judicial Facilities, Series
              1991A, 9.500%, 4/15/14 (ETM)

       1,045 Erie County Tobacco Asset Securitization Corporation, New     7/10 at 101.00         AAA           1,142,237
              York, Senior Tobacco Settlement Asset- Backed Bonds,
              Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)

         955 Long Island Power Authority, New York, Electric System        6/08 at 101.00         AAA             991,290
              General Revenue Bonds, Series 1998A, 5.125%, 12/01/22
              (Pre-refunded 6/01/08) - FSA Insured

       2,000 Metropolitan Transportation Authority, New York, Commuter     7/07 at 102.00         AAA           2,065,200
              Facilities Revenue Bonds, Series 1997B, 5.000%,
              7/01/20 - AMBAC Insured (ETM)

             Metropolitan Transportation Authority, New York, Dedicated
             Tax Fund Bonds, Series 1999A:
       1,000  5.250%, 4/01/23 (Pre-refunded 10/01/14) - FSA Insured       10/14 at 100.00         AAA           1,088,160
       2,000  5.000%, 4/01/29 (Pre-refunded 10/01/14) - FSA Insured       10/14 at 100.00         AAA           2,141,180

             Monroe Tobacco Asset Securitization Corporation, New York,
             Tobacco Settlement Asset-Backed Bonds, Series 2000:
         250  6.000%, 6/01/15 (Pre-refunded 6/01/10)                       6/10 at 101.00         AAA             273,533
         865  6.150%, 6/01/25 (Pre-refunded 6/01/10)                       6/10 at 101.00         AAA             928,292

       1,000 Nassau County Interim Finance Authority, New York, Sales     11/10 at 100.00         AAA           1,084,330
              Tax Secured Revenue Bonds, Series 2000A, 5.750%, 11/15/16
              (Pre-refunded 11/15/10) - MBIA Insured

       1,500 Nassau County Tobacco Settlement Corporation, New York,       7/09 at 101.00        BBB- (3)       1,636,680
              Tobacco Settlement Asset-Backed Bonds, Series 1999A,
              6.500%, 7/15/27 (Pre-refunded 7/15/09)

----
45

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK MUNICIPAL BOND FUND (continued)
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (3) (continued)

 $        40 New York City, New York, General Obligation Bonds, Fiscal    11/06 at 101.50          A+ (3) $        40,978
              Series 1997D, 5.875%, 11/01/11 (Pre-refunded 11/01/06)

         225 New York Counties Tobacco Trust I, Tobacco Settlement         6/10 at 101.00         AAA             244,589
              Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23
              (Pre-refunded 6/01/10)

         200 New York State Housing Finance Agency, Construction Fund        No Opt. Call         AAA             224,182
              Bonds, State University, Series 1986A, 8.000%, 5/01/11
              (ETM)

       1,785 New York State Housing Finance Agency, Service Contract       9/07 at 100.00         AAA           1,845,351
              Obligation Revenue Bonds, Series 1995A, 6.375%, 9/15/15
              (Pre-refunded 9/15/07)

       3,335 New York State Thruway Authority, Highway and Bridge Trust    4/10 at 101.00         Aaa           4,160,813
              Fund Bonds, Residual Interest Certificates, Series 368,
              9.838%, 4/01/16 (Pre-refunded 4/01/10) - FGIC Insured (IF)

       1,500 New York State Thruway Authority, Highway and Bridge Trust    4/13 at 100.00         AAA           1,626,450
              Fund Bonds, Second Generation, Series 2003A, 5.250%,
              4/01/23 (Pre-refunded 4/01/13) - MBIA Insured

       2,170 New York State Thruway Authority, Highway and Bridge Trust    4/14 at 100.00         AAA           2,321,357
              Fund Bonds, Second Generation, Series 2004, 5.000%,
              4/01/20 (Pre-refunded 4/01/14) - MBIA Insured

       1,535 New York State Thruway Authority, Highway and Bridge Trust    4/12 at 100.00         AAA           1,653,302
              Fund Bonds, Series 2002A, 5.250%, 4/01/18 (Pre-refunded
              4/01/12) - FSA Insured

       5,745 New York State Thruway Authority, Local Highway and Bridge      No Opt. Call         AAA           7,142,524
              Service Contract Bonds, DRIVERS, Series 145, 9.760%,
              4/01/10 - AMBAC Insured (ETM) (IF)

             New York State Urban Development Corporation, State
             Personal Income Tax Revenue Bonds, State Facilities and
             Equipment, Series 2002A:
       1,500  5.375%, 3/15/18 (Pre-refunded 3/15/12)                       3/12 at 100.00         AAA           1,624,800
       3,500  5.125%, 3/15/27 (Pre-refunded 3/15/12)                       3/12 at 100.00         AAA           3,746,085

       2,000 New York State Urban Development Corporation, State           3/13 at 100.00         AAA           2,138,480
              Personal Income Tax Revenue Bonds, State Facilities and
              Equipment, Series 2002C-1, 5.000%, 3/15/33 (Pre-refunded
              3/15/13)

       1,420 Niagara Falls City School District, Niagara County, New       6/09 at 101.00        BBB- (3)       1,551,662
              York, Certificates of Participation, High School Facility,
              Series 2000, 6.625%, 6/15/28 (Pre-refunded 6/15/09)

       1,000 Puerto Rico Highway and Transportation Authority, Highway     7/10 at 101.00         AAA           1,085,800
              Revenue Bonds, Series 2000B, 5.750%, 7/01/19 (Pre-refunded
              7/01/10) - MBIA Insured

       2,750 TSASC Inc., New York, Tobacco Flexible Amortization Bonds,    7/09 at 101.00         AAA           2,983,860
              Series 1999-1, 6.250%, 7/15/27 (Mandatory put 7/15/19)
              (Pre-refunded 7/15/09)

       2,500 Westchester Tobacco Asset Securitization Corporation, New     7/10 at 101.00         AAA           2,807,650
              York, Tobacco Settlement Asset-Backed Bonds, Series 1999,
              6.750%, 7/15/29 (Pre-refunded 7/15/10)

       1,960 Yonkers Industrial Development Agency, New York, Revenue      2/11 at 100.00        BBB- (3)       2,204,863
              Bonds, Community Development Properties  - Yonkers Inc.
              Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded
              2/01/11)
-------------------------------------------------------------------------------------------------------------------------
      51,950 Total U.S. Guaranteed                                                                             57,922,115
-------------------------------------------------------------------------------------------------------------------------
             Utilities - 9.8%

       2,045 Long Island Power Authority, New York, Electric System        6/08 at 101.00         AAA           2,114,489
              General Revenue Bonds, Series 1998A, 5.125%,
              12/01/22 - FSA Insured

       2,350 Long Island Power Authority, New York, Electric System          No Opt. Call         AAA           1,253,467
              General Revenue Bonds, Series 2000A, 0.000%, 6/01/20 - FSA
              Insured

       2,000 Long Island Power Authority, New York, Electric System        9/11 at 100.00          A-           2,105,700
              General Revenue Bonds, Series 2001A, 5.375%, 9/01/25

       1,000 Long Island Power Authority, New York, Electric System        5/11 at 100.00          A-           1,049,860
              General Revenue Bonds, Series 2001L, 5.375%, 5/01/33

       5,000 Long Island Power Authority, New York, Electric System        9/13 at 100.00         AAA           5,265,049
              General Revenue Bonds, Series 2003C, 5.000%,
              9/01/16 - CIFG Insured

             Long Island Power Authority, New York, Electric System
             General Revenue Bonds, Series 2006A:
       5,000  5.000%, 12/01/23 - FGIC Insured                              6/16 at 100.00         AAA           5,238,549
       1,200  5.000%, 12/01/24 - FGIC Insured                              6/16 at 100.00         AAA           1,255,272

----
46

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

 $     2,450 New York City Industrial Development Agency, New York,       10/08 at 102.00        BBB- $     2,460,388
              Revenue Bonds, Brooklyn Navy Yard Cogeneration Partners
              LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)

       3,500 New York State Energy Research and Development Authority,     3/08 at 101.50         AAA       3,496,500
              Pollution Control Revenue Bonds, New York State Electric
              and Gas Corporation, Series 2005A, 4.100%, 3/15/15 - MBIA
              Insured

       3,000 New York State Power Authority, General Revenue Bonds,       11/10 at 100.00         Aa2       3,119,940
              Series 2000A, 5.250%, 11/15/40

             New York State Power Authority, General Revenue Bonds,
             Series 2006A:
         780  5.000%, 11/15/18 - FGIC Insured                             11/15 at 100.00         AAA         826,706
         520  5.000%, 11/15/19 - FGIC Insured                             11/15 at 100.00         AAA         549,474

       1,500 Niagara County Industrial Development Agency, New York,      11/11 at 101.00        Baa3       1,569,975
              Solid Waste Disposal Facility Revenue Bonds, American
              Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%,
              11/15/26 (Mandatory put 11/15/12) (Alternative Minimum Tax)

         200 Niagara County Industrial Development Agency, New York,      11/11 at 101.00        Baa3         208,124
              Solid Waste Disposal Facility Revenue Refunding Bonds,
              American Ref-Fuel Company of Niagara LP, Series 2001D,
              5.550%, 11/15/24 (Mandatory put 11/15/15)

             Suffolk County Industrial Development Agency, New York,
             Revenue Bonds, Nissequogue Cogeneration Partners Facility,
             Series 1998:
       1,800  5.300%, 1/01/13 (Alternative Minimum Tax)                    1/09 at 101.00         N/R       1,709,406
       4,000  5.500%, 1/01/23 (Alternative Minimum Tax)                    1/09 at 101.00         N/R       3,702,480

         100 Westchester County Industrial Development Agency,             7/07 at 101.00         BBB         102,123
              Westchester County, New York, Resource Recovery Revenue
              Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
      36,445 Total Utilities                                                                               36,027,502
---------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 4.0%

             Monroe County Water Authority, New York, Water System
             Revenue Bonds, Series 2001:
         850  5.150%, 8/01/22                                              8/11 at 101.00          AA         886,100
       2,250  5.250%, 8/01/36                                              8/11 at 101.00          AA       2,327,603

       2,225 New York City Municipal Water Finance Authority, New York,    6/12 at 100.00         AA+       2,389,517
              Water and Sewerage System Revenue Bonds, Fiscal Series
              2003A, 5.375%, 6/15/19

       4,000 New York State Environmental Facilities Corporation, State   11/12 at 100.00         AAA       4,292,760
              Clean Water and Drinking Water Revolving Funds Revenue
              Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/18

       2,950 Niagara Falls Public Water Authority, New York, Water and     7/15 at 100.00         AAA       3,042,512
              Sewerage Revenue Bonds, Series 2005, 5.000%,
              7/15/27 - XLCA Insured

       1,455 Western Nassau County Water Authority, New York, Water        5/15 at 100.00         Aaa       1,538,008
              System Revenue Bonds, Series 2005, 5.000%, 5/01/18 - AMBAC
              Insured
---------------------------------------------------------------------------------------------------------------------
      13,730 Total Water and Sewer                                                                         14,476,500
---------------------------------------------------------------------------------------------------------------------
 $   343,230 Total Investments (cost $349,004,987) - 98.8%                                                361,252,416
---------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.2%                                                           4,532,128
             --------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $   365,784,544
             --------------------------------------------------------------------------------------------------------

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
           (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
           N/R Not rated.
         (ETM) Escrowed to maturity.
          (IF) Inverse floating rate investment.

----
47

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK MUNICIPAL BOND FUND (continued)
May 31, 2006


           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At May 31, 2006, the cost of investments was $348,704,439.

           Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $13,968,209
       Depreciation                                             (1,420,232)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $12,547,977
     ----------------------------------------------------------------------

----
48

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND
May 31, 2006

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions (1) Ratings (2)         Value
------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 6.7%

  $    1,000 Allegany County Industrial Development Agency, New York,     8/08 at 102.00         Aaa $   1,029,190
              Revenue Bonds, Alfred University, Series 1998, 5.000%,
              8/01/28 - MBIA Insured

       1,110 Amherst Industrial Development Agency, New York, Revenue     8/12 at 101.00         AAA     1,152,568
              Bonds, UBF Faculty/Student Housing Corporation, University
              of Buffalo Creekside Project, Series 2002A, 5.000%,
              8/01/22 - AMBAC Insured

       3,095 Amherst Industrial Development Agency, New York, Revenue     8/10 at 102.00         AAA     3,370,765
              Bonds, UBF Faculty/Student Housing Corporation, University
              of Buffalo Project, Series 2000A, 5.750%, 8/01/30 - AMBAC
              Insured

       4,000 Dormitory Authority of the State of New York, Consolidated     No Opt. Call         AAA     4,330,480
              Revenue Bonds, City University System, Series 1993A,
              5.750%, 7/01/13 - MBIA Insured

       1,000 Dormitory Authority of the State of New York, General          No Opt. Call         AAA     1,155,040
              Revenue Bonds, New York University, Series 2001-1, 5.500%,
              7/01/40 - AMBAC Insured

         605 Dormitory Authority of the State of New York, Insured        7/12 at 100.00         AAA       628,420
              Revenue Bonds, Fordham University, Series 2002, 5.000%,
              7/01/21 - FGIC Insured

       2,890 Dormitory Authority of the State of New York, Insured        7/08 at 101.00         Aaa     2,981,931
              Revenue Bonds, Ithaca College, Series 1998, 5.000%,
              7/01/21 - AMBAC Insured

       1,000 Dormitory Authority of the State of New York, Insured        7/11 at 100.00         AAA     1,021,320
              Revenue Bonds, Yeshiva University, Series 2001, 5.000%,
              7/01/30 - AMBAC Insured

       1,000 Dormitory Authority of the State of New York, Lease Revenue  7/32 at 100.00         AAA     1,072,900
              Bonds, State University Dormitory Facilities, Series
              2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA
              Insured

       1,000 Dormitory Authority of the State of New York, Revenue        7/11 at 101.00         AAA     1,055,440
              Bonds, Canisius College, Series 2000,
              5.250%, 7/01/30 - MBIA Insured

       1,345 Dormitory Authority of the State of New York, Revenue          No Opt. Call         AAA     1,505,929
              Bonds, City University of New York, Series 2005A, 5.500%,
              7/01/18 - FGIC Insured

       1,145 New York City Industrial Development Agency, New York,       6/07 at 102.00         Aaa     1,188,762
              Civic Facility Revenue Bonds, Anti-Defamation League
              Foundation, Series 1997A, 5.600%, 6/01/17 - MBIA Insured

       1,750 New York City Trust for Cultural Resources, New York,        4/07 at 101.00         AAA     1,792,875
              Revenue Bonds, American Museum of Natural History, Series
              1997A, 5.650%, 4/01/27 - MBIA Insured
------------------------------------------------------------------------------------------------------------------
      20,940 Total Education and Civic Organizations                                                    22,285,620
------------------------------------------------------------------------------------------------------------------
             Health Care - 14.9%

         400 Dormitory Authority of the State of New York, FHA-Insured    2/15 at 100.00         AAA       411,780
              Mortgage Hospital Revenue Bonds, Hospital for Special
              Surgery, Series 2005, 5.000%, 8/15/33 - MBIA Insured

       3,305 Dormitory Authority of the State of New York, FHA-Insured    8/06 at 103.00         AAA     3,440,340
              Mortgage Hospital Revenue Bonds, Millard Fillmore
              Hospitals, Series 1997, 5.375%, 2/01/32 - AMBAC Insured

       2,000 Dormitory Authority of the State of New York, FHA-Insured    8/09 at 101.00         AAA     2,106,540
              Mortgage Hospital Revenue Bonds, Montefiore Medical
              Center, Series 1999, 5.500%, 8/01/38 - AMBAC Insured

       6,115 Dormitory Authority of the State of New York, FHA-Insured    2/08 at 101.00         AAA     6,142,211
              Mortgage Hospital Revenue Bonds, New York and Presbyterian
              Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

       1,910 Dormitory Authority of the State of New York, FHA-Insured    8/12 at 100.00         AAA     1,974,061
              Mortgage Hospital Revenue Bonds, St. Barnabas Hospital,
              Series 2002A, 5.125%, 2/01/22 - AMBAC Insured

       1,910 Dormitory Authority of the State of New York, FHA-Insured    2/15 at 100.00         AAA     1,969,630
              Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
              5.000%, 8/01/29 - FGIC Insured

       4,000 Dormitory Authority of the State of New York, FHA-Insured    2/08 at 102.00         AAA     4,171,080
              Mortgage Revenue Refunding Bonds, United Health Services,
              Series 1997, 5.375%, 8/01/27 - AMBAC Insured

       2,260 Dormitory Authority of the State of New York, Hospital       7/09 at 101.00         AAA     2,381,385
              Revenue Bonds, Catholic Health Services of Long Island
              Obligated Group - St. Francis Hospital, Series 1999A,
              5.500%, 7/01/29 - MBIA Insured

       1,000 Dormitory Authority of the State of New York, Insured        7/09 at 101.00         AAA     1,064,050
              Revenue Bonds, New Island Hospital, Series 1999A, 5.750%,
              7/01/19 - AMBAC Insured

       3,125 Dormitory Authority of the State of New York, Revenue        7/09 at 101.00         AAA     3,297,500
              Bonds, Catholic Health Services of Long Island Obligated
              Group - St. Charles Hospital and Rehabilitation Center,
              Series 1999A, 5.500%, 7/01/22 - MBIA Insured

----
49

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND (continued)
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)         Value
-------------------------------------------------------------------------------------------------------------------
             Health Care (continued)

  $    2,000 Dormitory Authority of the State of New York, Revenue         7/13 at 100.00         AAA $   2,089,360
              Bonds, Memorial Sloan-Kettering Cancer Center, Series
              2003-1, 5.000%, 7/01/21 - MBIA Insured

       2,450 Dormitory Authority of the State of New York, Revenue         8/14 at 100.00         AAA     2,622,113
              Bonds, New York and Presbyterian Hospital, Series 2004A,
              5.250%, 8/15/15 - FSA Insured

       3,000 Dormitory Authority of the State of New York, Revenue        11/08 at 101.00         AAA     3,107,550
              Bonds, North Shore Health System Obligated Group, Series
              1998, 5.000%, 11/01/23 - MBIA Insured

       5,000 Dormitory Authority of the State of New York, Revenue         7/11 at 101.00         AAA     5,226,650
              Bonds, Winthrop South Nassau University Health System
              Obligated Group, Series 2001A, 5.250%, 7/01/31 - AMBAC
              Insured

       2,500 Dormitory Authority of the State of New York, Secured         2/08 at 101.50         AAA     2,582,850
              Hospital Insured Revenue Bonds, Southside Hospital, Series
              1998, 5.000%, 2/15/25 - MBIA Insured

             New York City Health and Hospitals Corporation, New York,
             Health System Revenue Bonds, Series 2003A:
       2,000  5.250%, 2/15/21 - AMBAC Insured                              2/13 at 100.00         AAA     2,117,900
       1,750  5.250%, 2/15/22 - AMBAC Insured                              2/13 at 100.00         AAA     1,853,163

       2,890 New York State Medical Care Facilities Finance Agency,        8/06 at 101.00         AAA     2,892,948
              FHA-Insured Mortgage Revenue Bonds, Montefiore Medical
              Center, Series 1995A, 5.750%, 2/15/15 - AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
      47,615 Total Health Care                                                                           49,451,111
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 4.7%

             New York City Housing Development Corporation, New York,
             Capital Fund Program Revenue Bonds, Series 2005A:
         400  5.000%, 7/01/14 - FGIC Insured                                 No Opt. Call         AAA       424,968
         400  5.000%, 7/01/16 - FGIC Insured                               7/15 at 100.00         AAA       423,172
       4,030  5.000%, 7/01/25 - FGIC Insured                               7/15 at 100.00         AAA     4,174,153

       1,364 New York City Housing Development Corporation, New York,      6/06 at 105.00         AAA     1,434,425
              Multifamily Housing Revenue Bonds, Pass- Through
              Certificates, Series 1991C, 6.500%, 2/20/19 - AMBAC Insured

             New York State Housing Finance Agency, Mortgage Revenue
             Refunding Bonds, Housing Project, Series 1996A:
       4,515  6.100%, 11/01/15 - FSA Insured                              11/06 at 102.00         AAA     4,613,337
       4,420  6.125%, 11/01/20 - FSA Insured                              11/06 at 102.00         AAA     4,516,533
-------------------------------------------------------------------------------------------------------------------
      15,129 Total Housing/Multifamily                                                                   15,586,588
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.7%

       2,000 Dormitory Authority of the State of New York, FHA-Insured     8/10 at 101.00         AAA     2,118,280
              Nursing Home Mortgage Revenue Bonds, Augustana Lutheran
              Home for the Aged Inc., Series 2000A, 5.500%,
              8/01/38 - MBIA Insured

       3,665 Dormitory Authority of the State of New York, FHA-Insured     8/11 at 101.00         AAA     3,772,018
              Nursing Home Mortgage Revenue Bonds, Norwegian Christian
              Home and Health Center, Series 2001, 5.200%,
              8/01/36 - MBIA Insured

       2,000 Dormitory Authority of the State of New York, Insured         7/15 at 100.00         AAA     2,058,780
              Revenue Bonds, NYSARC Inc., Series 2005A, 5.000%,
              7/01/34 - FSA Insured

       4,250 East Rochester Housing Authority, New York, FHA-Insured       8/07 at 102.00         AAA     4,422,380
              Mortgage Revenue Bonds, St. John's Meadows Project, Series
              1997A, 5.700%, 8/01/27 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
      11,915 Total Long-Term Care                                                                        12,371,458
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 12.6%

             Erie County, New York, General Obligation Bonds, Series
             2003A:
       1,000  5.250%, 3/15/15 - FGIC Insured                               3/13 at 100.00         Aaa     1,077,930
       1,000  5.250%, 3/15/16 - FGIC Insured                               3/13 at 100.00         Aaa     1,069,870
       1,000  5.250%, 3/15/17 - FGIC Insured                               3/13 at 100.00         Aaa     1,070,850
       1,000  5.250%, 3/15/18 - FGIC Insured                               3/13 at 100.00         Aaa     1,070,850

       2,000 Erie County, New York, General Obligation Bonds, Series      12/15 at 100.00         AAA     2,120,260
              2005A, 5.000%, 12/01/18 - MBIA Insured

       2,295 Harborsfield Central School District, Suffolk County, New     6/11 at 100.00         Aaa     2,407,294
              York, General Obligation Bonds, Series 2001, 5.000%,
              6/01/19 - FSA Insured

       2,250 Monroe County, New York, General Obligation Public            3/12 at 100.00         AAA     2,370,915
              Improvement Bonds, Series 2002, 5.000%, 3/01/16 - FGIC
              Insured

----
50

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)         Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

  $    2,000 Monroe-Woodbury Central School District, Orange County, New   5/14 at 100.00         AAA $   1,962,460
              York, General Obligation Bonds, Series 2004A, 4.250%,
              5/15/22 - FGIC Insured

             Mount Sinai Union Free School District, Suffolk County, New
             York, General Obligation Refunding Bonds, Series 1992:
         500  6.200%, 2/15/15 - AMBAC Insured                                No Opt. Call         AAA       578,570
       1,035  6.200%, 2/15/16 - AMBAC Insured                                No Opt. Call         AAA     1,210,319

       1,505 Nassau County, North Hempstead, New York, General               No Opt. Call         AAA     1,743,016
              Obligation Refunding Bonds, Series 1992B, 6.400%,
              4/01/14 - FGIC Insured

          60 New York City, New York, General Obligation Bonds, Fiscal     8/06 at 100.00         AAA        60,123
              Series 1992C, 6.250%, 8/01/10 - FSA Insured

             New York City, New York, General Obligation Bonds, Fiscal
             Series 2001D:
       3,000  5.250%, 8/01/15 - MBIA Insured                               8/10 at 101.00         AAA     3,174,990
       2,000  5.000%, 8/01/16 - FGIC Insured                               8/10 at 101.00         AAA     2,103,300

       2,460 New York City, New York, General Obligation Bonds, Fiscal    11/11 at 101.00         AAA     2,627,083
              Series 2002A, 5.250%, 11/01/15 - MBIA Insured

             New York City, New York, General Obligation Bonds, Fiscal
             Series 2004E:
       2,500  5.000%, 11/01/19 - FSA Insured                              11/14 at 100.00         AAA     2,630,875
       1,050  5.000%, 11/01/20 - FSA Insured                              11/14 at 100.00         AAA     1,101,030

         600 New York City, New York, General Obligation Bonds, Fiscal     3/15 at 100.00         AAA       630,096
              Series 2005J, 5.000%, 3/01/19 - FGIC Insured

       3,000 New York City, New York, General Obligation Bonds, Fiscal     9/15 at 100.00         AAA     3,152,850
              Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

             Rensselaer County, New York, General Obligation Bonds,
             Series 1991:
         960  6.700%, 2/15/13 - AMBAC Insured                                No Opt. Call         AAA     1,115,222
         960  6.700%, 2/15/14 - AMBAC Insured                                No Opt. Call         AAA     1,128,960
         960  6.700%, 2/15/15 - AMBAC Insured                                No Opt. Call         AAA     1,143,446

             Rondout Valley Central School District, Ulster County, New
             York, General Obligation Bonds, Series 1991:
         550  6.850%, 6/15/09 - FGIC Insured                                 No Opt. Call         AAA       599,137
         550  6.850%, 6/15/10 - FGIC Insured                                 No Opt. Call         AAA       613,602

             Saratoga County, Half Moon, New York, Public Improvement
             Bonds, Series 1991:
         385  6.500%, 6/01/09 - AMBAC Insured                                No Opt. Call         AAA       415,515
         395  6.500%, 6/01/10 - AMBAC Insured                                No Opt. Call         AAA       435,697
         395  6.500%, 6/01/11 - AMBAC Insured                                No Opt. Call         AAA       444,320

       1,500 West Islip Union Free School District, Suffolk County, New   10/15 at 100.00         Aaa     1,597,980
              York, General Obligation Bonds, Series 2005, 5.000%,
              10/01/16 - FSA Insured

       1,985 Yonkers, New York, General Obligation Bonds, Series 2005B,    8/15 at 100.00         AAA     2,106,065
              5.000%, 8/01/17 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
      38,895 Total Tax Obligation/General                                                                41,762,625
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 24.4%

         245 Dormitory Authority of the State of New York, Improvement     8/09 at 101.00         AAA       256,045
              Revenue Bonds, Mental Health Services Facilities, Series
              1999D, 5.250%, 2/15/29 - FSA Insured

         220 Dormitory Authority of the State of New York, Improvement     8/10 at 100.00         AAA       229,929
              Revenue Bonds, Mental Health Services Facilities, Series
              2000D, 5.250%, 8/15/30 - FSA Insured

       1,000 Dormitory Authority of the State of New York, Lease Revenue   8/14 at 100.00         AAA     1,034,960
              Bonds, Wayne-Finger Lakes Board of Cooperative Education
              Services, Series 2004, 5.000%, 8/15/23 - FSA Insured

       2,410 Dormitory Authority of the State of New York, Revenue         7/14 at 100.00         AAA     2,530,283
              Bonds, Department of Health, Series 2004-2, 5.000%,
              7/01/20 - FGIC Insured

         950 Dormitory Authority of the State of New York, Revenue         2/15 at 100.00         AAA       982,110
              Bonds, Mental Health Services Facilities Improvements,
              Series 2005B, 5.000%, 2/15/30 - AMBAC Insured

             Dormitory Authority of the State of New York, Revenue
             Bonds, Mental Health Services Facilities Improvements,
             Series 2005D-1:
       1,400  5.000%, 2/15/15 - FGIC Insured                                 No Opt. Call         AAA     1,490,328
       1,000  5.000%, 8/15/23 - FGIC Insured                               2/15 at 100.00         AAA     1,041,100

----
51

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND (continued)
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)         Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             Dormitory Authority of the State of New York, Revenue
             Bonds, School Districts Financing Program, Series 2002D:
  $    6,275  5.250%, 10/01/23 - MBIA Insured                             10/12 at 100.00         AAA $   6,662,794
         875  5.000%, 10/01/30 - MBIA Insured                             10/12 at 100.00         AAA       897,610

         310 Dormitory Authority of the State of New York, State           3/15 at 100.00         AAA       324,452
              Personal Income Tax Revenue Bonds, Series 2005F, 5.000%,
              3/15/21 - FSA Insured

       1,000 Erie County Industrial Development Agency, New York, School   5/12 at 100.00         AAA     1,096,980
              Facility Revenue Bonds, Buffalo City School District,
              Series 2003, 5.750%, 5/01/19 - FSA Insured

       1,100 Erie County Industrial Development Agency, New York, School   5/14 at 100.00         AAA     1,226,324
              Facility Revenue Bonds, Buffalo City School District,
              Series 2004, 5.750%, 5/01/26 - FSA Insured

       5,000 Metropolitan Transportation Authority, New York, Dedicated   11/12 at 100.00         AAA     5,289,449
              Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 - FSA
              Insured

             Metropolitan Transportation Authority, New York, State
             Service Contract Refunding Bonds, Series 2002A:
       2,000  5.500%, 1/01/20 - MBIA Insured                               7/12 at 100.00         AAA     2,168,360
       1,350  5.000%, 7/01/25 - FGIC Insured                               7/12 at 100.00         AAA     1,396,845

             New York City Sales Tax Asset Receivable Corporation, New
             York, Dedicated Revenue Bonds, Local Government Assistance
             Corporation, Series 2004A:
       1,500  5.000%, 10/15/24 - MBIA Insured                             10/14 at 100.00         AAA     1,569,345
       1,670  5.000%, 10/15/25 - MBIA Insured                             10/14 at 100.00         AAA     1,744,816
       1,225  5.000%, 10/15/26 - MBIA Insured                             10/14 at 100.00         AAA     1,277,259
       4,020  5.000%, 10/15/29 - AMBAC Insured                            10/14 at 100.00         AAA     4,179,473
         500  5.000%, 10/15/32 - AMBAC Insured                            10/14 at 100.00         AAA       518,490

       1,700 New York City Transitional Finance Authority, New York,      11/11 at 101.00         AAA     1,744,472
              Future Tax Secured Bonds, Fiscal Series 2002B, 5.000%,
              5/01/30 - MBIA Insured

             New York City Transitional Finance Authority, New York,
             Future Tax Secured Bonds, Fiscal Series 2003C:
       2,000  5.250%, 8/01/20 - AMBAC Insured                              8/12 at 100.00         AAA     2,139,040
       1,700  5.250%, 8/01/22 - AMBAC Insured                              8/12 at 100.00         AAA     1,806,420

       1,330 New York City Transitional Finance Authority, New York,       2/13 at 100.00         AAA     1,411,183
              Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%,
              2/01/22 - MBIA Insured

       3,000 New York City Transitional Finance Authority, New York,       2/13 at 100.00         AAA     3,126,090
              Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
              5.000%, 2/01/22 - MBIA Insured

             New York Convention Center Development Corporation, Hotel
             Unit Fee Revenue Bonds, Series 2005:
       1,330  5.000%, 11/15/30 - AMBAC Insured                            11/15 at 100.00         AAA     1,376,058
       3,170  5.000%, 11/15/44 - AMBAC Insured                            11/15 at 100.00         AAA     3,246,492

       2,000 New York State Local Government Assistance Corporation,         No Opt. Call         AAA     2,163,940
              Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured

             New York State Municipal Bond Bank Agency, Buffalo, Special
             Program Revenue Bonds, Series 2001A:
       1,185  5.250%, 5/15/25 - AMBAC Insured                              5/11 at 100.00         AAA     1,246,241
       1,250  5.250%, 5/15/26 - AMBAC Insured                              5/11 at 100.00         AAA     1,314,600

       1,000 New York State Thruway Authority, Highway and Bridge Trust    4/14 at 100.00         AAA     1,041,020
              Fund Bonds, Second Generation, Series 2004, 5.000%,
              4/01/23 - MBIA Insured

       5,385 New York State Thruway Authority, Highway and Bridge Trust      No Opt. Call         AAA     6,080,256
              Fund Bonds, Second Generation, Series 2005B, 5.500%,
              4/01/20 - AMBAC Insured

       1,500 New York State Thruway Authority, State Personal Income Tax   9/14 at 100.00         AAA     1,562,370
              Revenue Bonds, Series 2004A, 5.000%, 3/15/24 - AMBAC
              Insured

             New York State Tobacco Settlement Financing Corporation,
             Tobacco Settlement Asset-Backed and State Contingency
             Contract-Backed Bonds, Series 2003A-1:
       3,900  5.250%, 6/01/20 - AMBAC Insured                              6/13 at 100.00         AAA     4,132,791
         250  5.250%, 6/01/21 - AMBAC Insured                              6/13 at 100.00         AAA       264,613
       5,400  5.250%, 6/01/22 - AMBAC Insured                              6/13 at 100.00         AAA     5,708,933

         675 Niagara Falls City School District, Niagara County, New       6/15 at 100.00         AAA       694,521
              York, Certificates of Participation, High School Facility,
              Series 2005, 5.000%, 6/15/28 - FSA Insured

----
52

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)         Value
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             Puerto Rico Highway and Transportation Authority, Highway
             Revenue Refunding Bonds, Series 2002E:
  $    1,525  5.500%, 7/01/14 - FSA Insured                                  No Opt. Call         AAA $   1,682,167
       4,000  5.500%, 7/01/18 - FSA Insured                                  No Opt. Call         AAA     4,458,520
-------------------------------------------------------------------------------------------------------------------
      76,350 Total Tax Obligation/Limited                                                                81,116,679
-------------------------------------------------------------------------------------------------------------------
             Transportation - 13.8%

       2,500 Albany County Airport Authority, New York, Airport Revenue   12/07 at 102.00         AAA     2,598,425
              Bonds, Series 1997, 5.500%, 12/15/19 - FSA Insured
              (Alternative Minimum Tax)

       3,450 Metropolitan Transportation Authority, New York,             11/12 at 100.00         AAA     4,371,184
              Transportation Revenue Bonds, DRIVERS Series 267, Series
              2002E, 9.019%, 11/15/18 - MBIA Insured (IF)

       1,500 Metropolitan Transportation Authority, New York,                No Opt. Call         AAA     1,607,100
              Transportation Revenue Bonds, Series 2003A,
              5.000%, 11/15/15 - FGIC Insured

       4,250 Metropolitan Transportation Authority, New York,             11/12 at 100.00         AAA     4,626,083
              Transportation Revenue Refunding Bonds, Series 2002A,
              5.500%, 11/15/18 - AMBAC Insured

       2,615 New York State Thruway Authority, General Revenue Bonds,      1/15 at 100.00         AAA     2,702,446
              Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

             New York State Thruway Authority, General Revenue Bonds,
             Series 2005G:
       1,000  5.000%, 1/01/30 - FSA Insured                                7/15 at 100.00         AAA     1,038,040
       3,500  5.000%, 1/01/32 - FSA Insured                                7/15 at 100.00         AAA     3,627,855

             Niagara Frontier Airport Authority, New York, Airport
             Revenue Bonds, Buffalo Niagara International Airport,
             Series 1998:
       1,000  5.000%, 4/01/18 - FGIC Insured (Alternative Minimum Tax)     4/08 at 101.00         AAA     1,014,380
       1,500  5.000%, 4/01/28 - FGIC Insured (Alternative Minimum Tax)     4/08 at 101.00         AAA     1,505,865

       3,000 Niagara Frontier Airport Authority, New York, Airport         4/09 at 101.00         AAA     3,152,280
              Revenue Bonds, Buffalo Niagara International Airport,
              Series 1999A, 5.625%, 4/01/29 - MBIA Insured (Alternative
              Minimum Tax)

             Port Authority of New York and New Jersey, Consolidated
             Revenue Bonds, One Hundred Fortieth Series 2005:
       1,000  5.000%, 12/01/19 - FSA Insured                               6/15 at 101.00         AAA     1,059,760
       2,000  5.000%, 12/01/28 - XLCA Insured                              6/15 at 101.00         AAA     2,081,620
       1,100  5.000%, 12/01/31 - XLCA Insured                              6/15 at 101.00         AAA     1,139,094

       2,000 Port Authority of New York and New Jersey, Consolidated      10/07 at 101.00         AAA     2,067,160
              Revenue Bonds, One Hundred Twentieth Series 2000, 5.750%,
              10/15/26 - MBIA Insured (Alternative Minimum Tax)

       3,000 Port Authority of New York and New Jersey, Special Project   12/07 at 100.00         AAA     3,078,990
              Bonds, JFK International Air Terminal LLC, Sixth Series
              1997, 5.750%, 12/01/25 - MBIA Insured (Alternative Minimum
              Tax)

       3,535 Triborough Bridge and Tunnel Authority, New York, General    11/13 at 100.00         AAA     4,310,473
              Purpose Revenue Bonds, DRIVERS, Series 342, 8.237%,
              11/15/20 (IF)

       2,500 Triborough Bridge and Tunnel Authority, New York, General     1/12 at 100.00         AAA     2,656,825
              Purpose Revenue Bonds, Series 2002A, 5.250%,
              1/01/19 - FGIC Insured

             Triborough Bridge and Tunnel Authority, New York,
             Subordinate Lien General Purpose Revenue Refunding Bonds,
             Series 2002E:
         780  5.500%, 11/15/20 - MBIA Insured                                No Opt. Call         AAA       882,227
       2,300  5.250%, 11/15/22 - MBIA Insured                             11/12 at 100.00         AAA     2,444,624
-------------------------------------------------------------------------------------------------------------------
      42,530 Total Transportation                                                                        45,964,431
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 9.9% (3)

             Camden Central School District, Oneida County, New York,
             General Obligation Bonds, Series 1991:
         600  7.100%, 6/15/09 - AMBAC Insured (ETM)                          No Opt. Call         AAA       658,932
         275  7.100%, 6/15/10 - AMBAC Insured (ETM)                          No Opt. Call         AAA       309,741

       1,500 Dormitory Authority of the State of New York, Revenue         3/13 at 100.00         AAA     1,603,860
              Bonds, State Personal Income Tax, Series 2003A, 5.000%,
              3/15/32 (Pre-refunded 3/15/13) - FGIC Insured

       1,000 Dormitory Authority of the State of New York, Revenue         5/12 at 101.00         AAA     1,072,780
              Bonds, State University Educational Facilities, Series
              2002A, 5.000%, 5/15/27 (Pre-refunded 5/15/12) - FGIC
              Insured

----
53

Portfolio of Investments (Unaudited)
NUVEEN NEW YORK INSURED MUNICIPAL BOND FUND (continued)
May 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)         Value
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (3) (continued)

  $    5,280 Dormitory Authority of the State of New York, Revenue         7/10 at 101.00         AAA $   4,571,160
              Bonds, University of Rochester, Series 2000A, 0.000%,
              7/01/25 (Pre-refunded 7/01/10) - MBIA Insured

       1,000 Erie County Water Authority, New York, Water Revenue Bonds,     No Opt. Call         AAA     1,143,200
              Series 1990B, 6.750%, 12/01/14 - AMBAC Insured (ETM)

         500 Greece Central School District, Monroe County, New York,        No Opt. Call         AAA       533,575
              General Obligation Bonds, School District Bonds, Series
              1992, 6.000%, 6/15/09 - FGIC Insured (ETM)

       1,015 Long Island Power Authority, New York, Electric System        6/08 at 101.00         AAA     1,053,570
              General Revenue Bonds, Series 1998A, 5.125%, 12/01/22
              (Pre-refunded 6/01/08) - FSA Insured

       3,040 Metropolitan Transportation Authority, New York, Commuter     7/07 at 102.00         AAA     3,144,242
              Facilities Revenue Bonds, Series 1997B, 5.125%,
              7/01/24 - AMBAC Insured (ETM)

       3,500 Metropolitan Transportation Authority, New York, Commuter     7/13 at 100.00         AAA     3,748,465
              Facilities Revenue Bonds, Series 1997E, 5.000%, 7/01/21
              (Pre-refunded 7/01/13) - AMBAC Insured

             Metropolitan Transportation Authority, New York, Dedicated
             Tax Fund Bonds, Series 1998A:
       2,865  4.500%, 4/01/18 (Pre-refunded 10/01/15) - FGIC Insured      10/15 at 100.00         AAA     2,959,287
       1,800  4.750%, 4/01/28 (Pre-refunded 10/01/15) - FGIC Insured      10/15 at 100.00         AAA     1,891,026

             Metropolitan Transportation Authority, New York, Dedicated
             Tax Fund Bonds, Series 1999A:
       1,000  5.000%, 4/01/17 (Pre-refunded 10/01/14) - FSA Insured       10/14 at 100.00         AAA     1,070,590
         500  5.000%, 4/01/29 (Pre-refunded 10/01/14) - FSA Insured       10/14 at 100.00         AAA       535,295

       1,500 New York State Thruway Authority, Highway and Bridge Trust    4/13 at 100.00         AAA     1,626,450
              Fund Bonds, Second Generation, Series 2003A, 5.250%,
              4/01/23 (Pre-refunded 4/01/13) - MBIA Insured

       1,000 New York State Thruway Authority, Highway and Bridge Trust    4/14 at 100.00         AAA     1,069,750
              Fund Bonds, Second Generation, Series 2004, 5.000%,
              4/01/20 (Pre-refunded 4/01/14) - MBIA Insured

             New York State Thruway Authority, Highway and Bridge Trust
             Fund Bonds, Series 2002A:
       2,000  5.250%, 4/01/18 (Pre-refunded 4/01/12) - FSA Insured         4/12 at 100.00         AAA     2,154,140
       1,000  5.250%, 4/01/19 (Pre-refunded 4/01/12) - FSA Insured         4/12 at 100.00         AAA     1,077,070

             New York State Urban Development Corporation, State
             Personal Income Tax Revenue Bonds, State Facilities and
             Equipment, Series 2002C-1:
       1,000  5.500%, 3/15/20 (Pre-refunded 3/15/13) - FGIC Insured        3/13 at 100.00         AAA     1,098,880
       1,500  5.500%, 3/15/21 (Pre-refunded 3/15/13) - FGIC Insured        3/13 at 100.00         AAA     1,648,320
-------------------------------------------------------------------------------------------------------------------
      31,875 Total U.S. Guaranteed                                                                       32,970,333
-------------------------------------------------------------------------------------------------------------------
             Utilities - 5.5%

             Long Island Power Authority, New York, Electric System
             General Revenue Bonds, Series 1998A:
       6,000  0.000%, 12/01/19 - FSA Insured                                 No Opt. Call         AAA     3,286,020
       2,170  5.125%, 12/01/22 - FSA Insured                               6/08 at 101.00         AAA     2,243,737

             Long Island Power Authority, New York, Electric System
             General Revenue Bonds, Series 2000A:
       2,000  0.000%, 6/01/24 - FSA Insured                                  No Opt. Call         AAA       881,140
       2,000  0.000%, 6/01/25 - FSA Insured                                  No Opt. Call         AAA       837,240

             Long Island Power Authority, New York, Electric System
             General Revenue Bonds, Series 2001A:
       1,500  5.000%, 9/01/27 - FSA Insured                                9/11 at 100.00         AAA     1,543,020
       1,500  5.250%, 9/01/28 - FSA Insured                                9/11 at 100.00         AAA     1,581,150

             Long Island Power Authority, New York, Electric System
             General Revenue Bonds, Series 2006A:
       3,800  5.000%, 12/01/23 - FGIC Insured                              6/16 at 100.00         AAA     3,981,298
       2,900  5.000%, 12/01/25 - FGIC Insured                              6/16 at 100.00         AAA     3,028,818

       1,000 New York State Energy Research and Development Authority,     3/09 at 102.00         AAA     1,039,670
              Electric Facilities Revenue Bonds, Long Island Lighting
              Company, Series 1995A, 5.300%, 8/01/25 - MBIA Insured
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
      22,870 Total Utilities                                                                             18,422,093
-------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 3.4%

         405 New York City Municipal Water Finance Authority, New York,    6/10 at 101.00         AAA       441,175
              Water and Sewerage System Revenue Bonds, Fiscal Series
              2000B, 6.000%, 6/15/33 - MBIA Insured

       3,000 New York City Municipal Water Finance Authority, New York,    6/11 at 100.00         AAA     3,154,470
              Water and Sewerage System Revenue Bonds, Fiscal Series
              2002A, 5.250%, 6/15/33 - FGIC Insured

----
54

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions (1) Ratings (2)         Value
------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

  $    3,340 New York City Municipal Water Finance Authority, New York,   6/15 at 100.00         AAA $   3,471,629
              Water and Sewerage System Revenue Bonds, Fiscal Series
              2005C, 5.000%, 6/15/27 - MBIA Insured

          50 New York State Environmental Facilities Corporation, State   9/06 at 100.00         AAA        50,143
              Water Pollution Control Revolving Fund Pooled Revenue
              Bonds, Series 1990C, 7.200%, 3/15/11 - MBIA Insured

       4,000 Suffolk County Water Authority, New York, Waterworks         6/15 at 100.00         AAA     4,148,160
              Revenue Bonds, Series 2005C, 5.000%, 6/01/28  -  MBIA
              Insured
------------------------------------------------------------------------------------------------------------------

      10,795 Total Water and Sewer                                                                      11,265,577
------------------------------------------------------------------------------------------------------------------
  $  318,914 Total Investments (cost $319,715,884) - 99.6%                                             331,196,515
------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.4%                                                        1,423,597
             ----------------------------------------------------------------------------------------------------
             Net Assets Applicable to Common Shares - 100%                                           $ 332,620,112
             ----------------------------------------------------------------------------------------------------

           Primarily all of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
           (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
         (ETM) Escrowed to maturity.
          (IF) Inverse floating rate investment.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At May 31, 2006, the cost of investments was $319,657,416.

           Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $12,579,168
       Depreciation                                             (1,040,069)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $11,539,099
     ----------------------------------------------------------------------

----
55

Item 2. Controls and Procedures.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II


By (Signature and Title)* /s/ Jessica R. Droeger
                          ----------------------------
                          Vice President and Secretary

Date July 28, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -----------------------------
                          Chief Administrative Officer
                          (principal executive officer)

Date July 28, 2006


By (Signature and Title)* /s/ Stephen D. Foy
                          -----------------------------
                          Vice President and Controller
                          (principal financial officer)

Date July 28, 2006